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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

 550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant’s telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

Annual Shareholder Report October 31, 2024

Conservative Allocation Fund Class A

MCNAX

Fund Overview

This annual shareholder report contains important information about Conservative Allocation Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.70%

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Conservative Allocation Fund Class A	MCNAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	14.12%	2.08%	3.20%
Class A with load	7.51%	0.87%	2.59%
Conservative Allocation Fund Custom Index	18.26%	4.16%	4.68%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for Class A shares.

3. The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.

4. The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$43,095,706
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$89,059

Conservative Allocation Fund Class A	MCNAX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	38.9%
Schwab Intermediate-Term U.S. Treasury ETF	14.1%
Madison Investors Fund, Class R6	7.0%
iShares Aaa - A Rated Corporate Bond ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.3%
Invesco S&P 500 Quality ETF	5.2%
Janus Henderson Mortgage-Backed Securities ETF	5.0%
iShares Treasury Floating Rate Bond ETF	4.1%
Vanguard Information Technology ETF	3.5%
Vanguard FTSE Europe ETF	3.1%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	52.3%
Investment Companies	45.9%
Short-Term Investments	7.9%
Other Assets and Liabilities, Net	(6.1%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Conservative Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Conservative Allocation Fund Class A	MCNAX

Annual Shareholder Report October 31, 2024

Conservative Allocation Fund Class C

MCOCX

Fund Overview

This annual shareholder report contains important information about Conservative Allocation Fund Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.46%

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Conservative Allocation Fund Class C	MCOCX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	13.26%	1.31%	2.42%
Conservative Allocation Fund Custom Index	18.26%	4.16%	4.68%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.

3. The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$43,095,706
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$89,059

Conservative Allocation Fund Class C	MCOCX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	38.9%
Schwab Intermediate-Term U.S. Treasury ETF	14.1%
Madison Investors Fund, Class R6	7.0%
iShares Aaa - A Rated Corporate Bond ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.3%
Invesco S&P 500 Quality ETF	5.2%
Janus Henderson Mortgage-Backed Securities ETF	5.0%
iShares Treasury Floating Rate Bond ETF	4.1%
Vanguard Information Technology ETF	3.5%
Vanguard FTSE Europe ETF	3.1%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	52.3%
Investment Companies	45.9%
Short-Term Investments	7.9%
Other Assets and Liabilities, Net	(6.1%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Conservative Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Conservative Allocation Fund Class C	MCOCX

Annual Shareholder Report October 31, 2024

Moderate Allocation Fund Class A

MMDAX

Fund Overview

This annual shareholder report contains important information about Moderate Allocation Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Moderate Allocation Fund Class A	MMDAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	17.42%	3.88%	4.75%
Class A with load	10.69%	2.65%	4.13%
Moderate Allocation Fund Custom Index	24.03%	7.23%	6.86%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for Class A shares.

3. The Moderate Allocation Fund Custom Index consists of 42% Russell 3000 Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index.

4. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$92,341,391
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$191,611

Moderate Allocation Fund Class A	MMDAX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	25.3%
Madison Investors Fund, Class R6	12.5%
Invesco S&P 500 Quality ETF	9.5%
Schwab Intermediate-Term U.S. Treasury ETF	9.4%
Distillate U.S. Fundamental Stability & Value ETF	8.3%
iShares Treasury Floating Rate Bond ETF	6.8%
Vanguard FTSE Europe ETF	5.6%
Vanguard Information Technology ETF	5.4%
iShares MSCI Emerging Markets Asia ETF	4.4%
Franklin FTSE Japan ETF	3.7%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	61.5%
Investment Companies	37.9%
Short-Term Investments	6.4%
Other Assets and Liabilities, Net	(5.8%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Moderate Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Moderate Allocation Fund Class A	MMDAX

Annual Shareholder Report October 31, 2024

Moderate Allocation Fund Class C

MMDCX

Fund Overview

This annual shareholder report contains important information about Moderate Allocation Fund Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.45%

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Moderate Allocation Fund Class C	MMDCX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	16.51%	3.11%	3.97%
Moderate Allocation Fund Custom Index	24.03%	7.23%	6.86%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Moderate Allocation Fund Custom Index consists of 42% Russell 3000 Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index.

3. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$92,341,391
# of Portfolio Holdings	15
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$191,611

Moderate Allocation Fund Class C	MMDCX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	25.3%
Madison Investors Fund, Class R6	12.5%
Invesco S&P 500 Quality ETF	9.5%
Schwab Intermediate-Term U.S. Treasury ETF	9.4%
Distillate U.S. Fundamental Stability & Value ETF	8.3%
iShares Treasury Floating Rate Bond ETF	6.8%
Vanguard FTSE Europe ETF	5.6%
Vanguard Information Technology ETF	5.4%
iShares MSCI Emerging Markets Asia ETF	4.4%
Franklin FTSE Japan ETF	3.7%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	61.5%
Investment Companies	37.9%
Short-Term Investments	6.4%
Other Assets and Liabilities, Net	(5.8%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Moderate Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Moderate Allocation Fund Class C	MMDCX

Annual Shareholder Report October 31, 2024

Aggressive Allocation Fund Class A

MAGSX

Fund Overview

This annual shareholder report contains important information about Aggressive Allocation Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.70%

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Aggressive Allocation Fund Class A	MAGSX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	20.11%	5.10%	5.83%
Class A with load	13.25%	3.87%	5.21%
Aggressive Allocation Fund Custom Index	28.80%	9.62%	8.54%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for class A shares.

3. The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.

4. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$54,212,672
# of Portfolio Holdings	14
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$110,318

Aggressive Allocation Fund Class A	MAGSX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	16.1%
Invesco S&P 500 Quality ETF	13.5%
Madison Core Bond Fund, Class R6	13.1%
Distillate U.S. Fundamental Stability & Value ETF	10.5%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.6%
iShares Treasury Floating Rate Bond ETF	7.2%
iShares MSCI Emerging Markets Asia ETF	5.8%
Schwab Intermediate-Term U.S. Treasury ETF	5.6%
Franklin FTSE Japan ETF	5.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.9%
Investment Companies	29.1%
Short-Term Investments	9.8%
Other Assets and Liabilities, Net	(7.8%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Aggressive Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Aggressive Allocation Fund Class A	MAGSX

Annual Shareholder Report October 31, 2024

Aggressive Allocation Fund Class C

MAACX

Fund Overview

This annual shareholder report contains important information about Aggressive Allocation Fund Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.46%

How did the Fund perform last year and what affected its performance?

Entering the period, there was a high level of concern over the health of the economy and many traditional indicators of recession were flashing red. However, the stalling of the inflationary impulse in late 2023 led to an abrupt shift in market expectations for much lower interest rates by the end of 2024. The bellwether 10-year US Treasury yield fell over 1% over the first two months of the period and risk markets were off to the races.

The Fund’s sizeable absolute return was aided by the strong market backdrop across all major asset classes. However, our economic outlook and conservative DNA had us guarded for a more challenging market and the Fund’s underweight to equity risk (overweight to cash) provided the largest headwind to relative performance. Within our US equity allocation, our core positions failed to keep up with the highly concentrated mega cap led market, which compounded the hit to relative performance. Across equities, the Fund benefited from an overweight to the US Technology sector and a heavy preference for domestic versus international stocks. The Fund’s fixed income allocation outperformed the benchmark Bloomberg US Aggregate Bond Index by overweighting the securitized sector, specifically mortgage-backed securities, a big contribution from a long-duration US Treasury holding, and the strong showing from the Fund’s core actively managed bond fund position.

We ended the period cautiously optimistic for the year ahead, and while still a touch defensive overall, we have increased equity exposure by expanding our allocations to smaller cap stocks and the financial sector.

Aggressive Allocation Fund Class C	MAACX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	19.28%	4.33%	5.05%
Aggressive Allocation Fund Custom Index	28.80%	9.62%	8.54%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.

3. The S&P® 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$54,212,672
# of Portfolio Holdings	14
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$110,318

Aggressive Allocation Fund Class C	MAACX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	16.1%
Invesco S&P 500 Quality ETF	13.5%
Madison Core Bond Fund, Class R6	13.1%
Distillate U.S. Fundamental Stability & Value ETF	10.5%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.6%
iShares Treasury Floating Rate Bond ETF	7.2%
iShares MSCI Emerging Markets Asia ETF	5.8%
Schwab Intermediate-Term U.S. Treasury ETF	5.6%
Franklin FTSE Japan ETF	5.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.9%
Investment Companies	29.1%
Short-Term Investments	9.8%
Other Assets and Liabilities, Net	(7.8%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Aggressive Allocation Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Aggressive Allocation Fund Class C	MAACX

Annual Shareholder Report October 31, 2024

Diversified Income Fund Class A

MBLAX

Fund Overview

This annual shareholder report contains important information about Diversified Income Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.66%

How did the Fund perform last year and what affected its performance?

It was a phenomenal 12 month stretch for asset markets. That said, equity market gains were heavily skewed toward mega cap growth stocks and not nearly as rewarding to high quality dividend payers.
Contrary to the equity market, where yield seeking detracted from return, yield was the big winner within bonds. Investors poured money into both high yield (“junk”) and investment grade corporates alike, ratcheting their spreads over equivalent US Treasuries to historically low levels.
The Fund’s absolute return was a direct result of the double-digit gains across the asset markets. From a relative standpoint, outside of our dividend focused equity holdings, performance was held back by our core allocation to a hedged equity/covered call strategy. The strategy provides a very high level of income for the Fund but is prone to sizeable underperformance in runaway-up markets, where potential gains get called away. Within bonds, the Fund benefited from allocations to high quality corporate bond and mortgage-backed security ETFs. The Fund’s return per unit of duration was very favorable relative to the Bloomberg US Aggregate Bond Index.

Diversified Income Fund Class A	MBLAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	13.50%	4.91%	6.04%
Class A with load	6.94%	3.68%	5.42%
Madison DI Fund Index (50% S&P 500 - 50% ICE BofA Corp. Govt. Mtg)	23.69%	7.55%	7.38%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for class A shares.

3. The Madison DI Fund Index consists of 50% S&P 500 Index and 50% ICE Bank of America Merrill Lynch US Corporate, Government & Mortgage Index.

4. The ICE BofA US Corp. Govt. & Mtg USD Index is a broad-based measure of the total rate of return performance of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

5. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$137,625,353
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$283,023

Diversified Income Fund Class A	MBLAX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	22.5%
Madison Short-Term Strategic Income ETF	21.4%
Madison Dividend Value ETF	17.5%
Madison Aggregate Bond ETF	17.4%
Janus Henderson Mortgage-Backed Securities ETF	8.3%
Vanguard Dividend Appreciation ETF	4.5%
Global X MLP ETF	3.1%
iShares Aaa - A Rated Corporate Bond ETF	2.6%
Government National Mortgage Association, 6.500%, due 02/20/29	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.2%
Short-Term Investments	4.0%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.2%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Diversified Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Diversified Income Fund Class A	MBLAX

Annual Shareholder Report October 31, 2024

Diversified Income Fund Class C

MBLCX

Fund Overview

This annual shareholder report contains important information about Diversified Income Fund Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.40%

How did the Fund perform last year and what affected its performance?

It was a phenomenal 12 month stretch for asset markets. That said, equity market gains were heavily skewed toward mega cap growth stocks and not nearly as rewarding to high quality dividend payers.
Contrary to the equity market, where yield seeking detracted from return, yield was the big winner within bonds. Investors poured money into both high yield (“junk”) and investment grade corporates alike, ratcheting their spreads over equivalent US Treasuries to historically low levels.
The Fund’s absolute return was a direct result of the double-digit gains across the asset markets. From a relative standpoint, outside of our dividend focused equity holdings, performance was held back by our core allocation to a hedged equity/covered call strategy. The strategy provides a very high level of income for the Fund but is prone to sizeable underperformance in runaway-up markets, where potential gains get called away. Within bonds, the Fund benefited from allocations to high quality corporate bond and mortgage-backed security ETFs. The Fund’s return per unit of duration was very favorable relative to the Bloomberg US Aggregate Bond Index.

Diversified Income Fund Class C	MBLCX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class C	12.74%	4.15%	5.27%
Madison DI Fund Index (50% S&P 500 - 50% ICE BofA Corp. Govt. Mtg)	23.69%	7.55%	7.38%
ICE BofA US Corp. Govt. & Mtg. Index	10.58%	(0.29%)	1.50%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Madison DI Fund Index consists of 50% S&P 500 Index and 50% ICE Bank of America Merrill Lynch US Corporate, Government & Mortgage Index.

3. The ICE BofA US Corp. Govt. & Mtg USD Index is a broad-based measure of the total rate of return performance of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

4. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$137,625,353
# of Portfolio Holdings	19
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$283,023

Diversified Income Fund Class C	MBLCX

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	22.5%
Madison Short-Term Strategic Income ETF	21.4%
Madison Dividend Value ETF	17.5%
Madison Aggregate Bond ETF	17.4%
Janus Henderson Mortgage-Backed Securities ETF	8.3%
Vanguard Dividend Appreciation ETF	4.5%
Global X MLP ETF	3.1%
iShares Aaa - A Rated Corporate Bond ETF	2.6%
Government National Mortgage Association, 6.500%, due 02/20/29	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.2%
Short-Term Investments	4.0%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.2%)

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Diversified Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Diversified Income Fund Class C	MBLCX

Annual Shareholder Report October 31, 2024

Tax-Free Virginia Fund Class Y

GTVAX

Fund Overview

This annual shareholder report contains important information about Tax-Free Virginia Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.86%

How did the Fund perform last year and what affected its performance?

The Fund’s relative performance is attributable to yield curve positioning, sector allocation, coupon structure and the overall credit profile of the individual holdings. The Fund has consistently been positioned with a shorter overall maturity structure than the index, which was detractive to performance as the municipal bond market posted strong returns for most of the 12-month period. Coupon structure was neutral to performance as interest rates were somewhat rangebound and lower coupon structures with below par pricing were less volatile as the Federal Reserve began to lower the Federal Funds rate. The Di Minimis tax rule creates price declines on municipal bonds trading below par in rising interest rate environments. Although these coupon structures continue to trade below their intrinsic value, stable interest rates and forecasted lower rates will benefit price action on these bonds. In addition, the Fund’s “up in quality” bias was detractive to performance as lower quality bonds enhanced overall yield and benefited from tightening spreads leading to price appreciation.

The Yield curve positioning was detractive to performance as the fund had a lower allocation to longer dated bonds versus its benchmark. The generic municipal yield curve has reoriented from an uncommon “inverted” structure during the Fed’s tightening cycle to a relatively “flat” yield structure in tenors going out to 10-years. Longer dated maturities offer incremental yield gains throughout the 15 to 30-year range, which is the typical structure. Finally, even with a relatively shorter duration posture versus the index, the Fund was able to capture a similar portfolio yield as the benchmark.

Credit quality in the municipal bond market continued to be quite strong. The upgrade to downgrade ratio was 3/2 during the first three quarters of the year as state and local governments benefited to a surprisingly resilient economy, strong income and sales tax collections and solid fund balances built up from Federal transfer payments during the pandemic. Outside of the health care and higher education sectors, most municipal finances seem to be in pretty good shape. However, with most of the Federal relief funds sunsetting in 2025 and record needs for investments in infrastructure and social services, budgets could be challenged if the overall economy slows precipitously.

Tax-Free Virginia Fund Class Y	GTVAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	7.21%	0.05%	1.23%
ICE BofA 1-22 Yr Municipal Securities Index	8.61%	1.21%	2.19%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The ICE BofA 1-22 Yr Municipal Securities Index tracks the performance of US dollar denominated investment grade tax-exempt debt publicly issued by US states and territories, their political subdivisions, in the US domestic market, with a remaining term to final maturity less than 22 years.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$16,722,742
# of Portfolio Holdings	61
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$85,322

Tax-Free Virginia Fund Class Y	GTVAX

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal and state income tax for residents of Virginia.

Top Ten Holdings (% of Net Assets)
Northern Virginia Transportation Authority, 5.000%, due 06/01/30	4.6%
County of Arlington, 5.000%, due 08/15/30	3.7%
James City County Economic Development Authority, 5.000%, due 06/15/30	3.2%
Metropolitan Washington Airports Authority Aviation Revenue, 5.000%, due 10/01/43	3.1%
Loudoun County Economic Development Authority, 4.000%, due 12/01/37	3.0%
City of Norfolk, 5.000%, due 08/01/47	3.0%
Hampton Roads Transportation Accountability Commission, 5.000%, due 07/01/42	2.9%
Greater Richmond Convention Center Authority, 5.000%, due 06/15/26	2.8%
City of Poquoson, 4.000%, due 02/15/29	2.6%
Hampton Roads Sanitation District, 5.000%, due 10/01/35	2.6%
Portfolio Allocation (% of Net Assets)
General Obligation	39.6%
Development	11.0%
Transportation	10.9%
Water	9.8%
Education	8.8%
Facilities	7.6%
Airport	3.9%
Power	3.0%
Medical	2.3%
Multifamily Housing	1.1%
Other investments less than 1%	0.7%
Other Assets and Liabilities, Net	1.3%

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Tax-Free Virginia. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Tax-Free Virginia Fund Class Y	GTVAX

Annual Shareholder Report October 31, 2024

Tax-Free National Fund Class Y

GTFHX

Fund Overview

This annual shareholder report contains important information about Tax-Free National Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.76%

How did the Fund perform last year and what affected its performance?

The Fund’s relative performance is attributable to yield curve positioning, sector allocation, coupon structure and the overall credit profile of the individual holdings. The Fund has consistently been positioned with a shorter overall maturity structure than the index, which was detractive to performance as the municipal bond market posted strong returns for most of the 12-month period. Coupon structure was neutral to performance as interest rates were somewhat rangebound and lower coupon structures with below par pricing were less volatile as the Federal Reserve began to lower the Federal Funds rate. The Di Minimis tax rule creates price declines on municipal bonds trading below par in rising interest rate environments. Although these coupon structures continue to trade below their intrinsic value, stable interest rates and forecasted lower rates will benefit price action on these bonds. In addition, the Fund’s “up in quality” bias was detractive to performance as lower quality bonds enhanced overall yield and benefited from tightening spreads leading to price appreciation.

The Yield curve positioning was detractive to performance as the fund had a lower allocation to longer dated bonds versus its benchmark. The generic municipal yield curve has reoriented from an uncommon “inverted” structure during the Fed’s tightening cycle to a relatively “flat” yield structure in tenors going out to 10-years. Longer dated maturities offer incremental yield gains throughout the 15 to 30-year range, which is the typical structure. Finally, even with a relatively shorter duration posture versus the index, the Fund was able to capture a similar portfolio yield as the benchmark.

Credit quality in the municipal bond market continued to be quite strong. The upgrade to downgrade ratio was 3/2 during the first three quarters of the year as state and local governments benefited to a surprisingly resilient economy, strong income and sales tax collections and solid fund balances built up from Federal transfer payments during the pandemic. Outside of the health care and higher education sectors, most municipal finances seem to be in pretty good shape. However, with most of the Federal relief funds sunsetting in 2025 and record needs for investments in infrastructure and social services, budgets could be challenged if the overall economy slows precipitously.

Tax-Free National Fund Class Y	GTFHX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	6.66%	0.43%	1.56%
ICE BofA 1-22 Yr Municipal Securities Index	8.61%	1.21%	2.19%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The ICE BofA 1-22 Yr Municipal Securities Index tracks the performance of US dollar denominated investment grade tax-exempt debt publicly issued by US states and territories, their political subdivisions, in the US domestic market, with a remaining term to final maturity less than 22 years.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$17,478,684
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$71,080

Tax-Free National Fund Class Y	GTFHX

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.

Top Ten Holdings (% of Net Assets)
County of Mobile, 5.000%, due 02/01/39	3.7%
City of Burlington, 4.000%, due 04/01/36	3.3%
Cook County School District No. 111 Burbank, 5.000%, due 12/01/35	3.3%
Vanderburgh County Redevelopment District, 5.000%, due 02/01/26	2.9%
Idaho Health Facilities Authority, 5.000%, due 03/01/34	2.9%
Medical Center Educational Building Corp., 5.000%, due 06/01/30	2.8%
Southampton County Industrial Development Authority, 5.000%, due 06/01/35	2.8%
West Virginia Economic Development Authority, 5.000%, due 07/01/37	2.7%
Eastern Kentucky University, 5.000%, due 04/01/33	2.6%
City of Hialeah Utility System, 5.000%, due 10/01/35	2.5%
Portfolio Allocation (% of Net Assets)
Government	69.4%
General	7.0%
Development	4.9%
Health Care	4.2%
General Obligation	3.0%
Education	2.4%
Financials	2.1%
Facilities	1.5%
Utilities	1.4%
Transportation	1.4%
Water	1.2%
Other Assets and Liabilities, Net	1.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Tax-Free National Fund Class Y	GTFHX

Annual Shareholder Report October 31, 2024

High Quality Bond Fund Class Y

MIIBX

Fund Overview

This annual shareholder report contains important information about High Quality Bond Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.50%

How did the Fund perform last year and what affected its performance?

In response to the Fed’s shift away from restrictive monetary policy, yields stabilized and moved lower in recent months. Higher yield levels and some improved price movement over the period aided in providing a positive return environment for fixed income assets. In recent months the debate has evolved from whether the Fed has achieved a ‘soft landing’ to how to maintain it. The Fed, far from proclaiming a ‘mission accomplished’ moment has shifted their focus to avoiding labor market deterioration. This new focus was clear during the September FOMC meeting and the resulting 50 basis point cut.

While their direction is increasingly clear, the path forward is far from obvious. Continued data volatility and changing market expectations will drive markets until a clear policy end point emerges. The challenge to continue reducing inflation without materially slowing the economy will dictate policy changes over the coming months. We are pleased to see fixed income portfolios benefitting as yields decline but current yield levels, while still offering value, are less attractive than earlier this year. We are pleased to have increased duration exposure and yield in portfolio’s while we evaluate future Fed policy. We expect further yield movement will be dictated by changing economic fundamentals and stand ready to take further action as expectations for monetary policy adjust in the months ahead.

High Quality Bond Fund Class Y	MIIBX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	7.20%	0.47%	1.05%
Bloomberg US Intermediate Gov’t/Credit A+ Index	7.58%	0.67%	1.51%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Bloomberg US Intermediate Govt/Credit A+ Index measures the performance of US dollar denominated US Treasuries, government related and investment grade US corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$61,517,774
# of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$180,522

High Quality Bond Fund Class Y	MIIBX

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes, 4.875%, due 10/31/28	4.2%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.0%
Federal National Mortgage Association, 2.125%, due 04/24/26	3.7%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.6%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.6%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.6%
U.S. Treasury Notes, 4.000%, due 02/29/28	3.2%
U.S. Treasury Notes, 4.000%, due 06/30/28	3.2%
U.S. Treasury Notes, 3.875%, due 09/30/29	3.2%
U.S. Treasury Notes, 3.250%, due 06/30/27	3.2%
Portfolio Allocation (% of Net Assets)
U.S. Government and Agency Obligations	63.0%
Corporate Notes and Bonds	34.0%
Short-Term Investments	6.1%
Foreign Corporate Bonds	1.6%
Other Assets and Liabilities, Net	(4.7%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

High Quality Bond Fund Class Y	MIIBX

Annual Shareholder Report October 31, 2024

High Quality Bond Fund Class I

MIIRX

Fund Overview

This annual shareholder report contains important information about High Quality Bond Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.41%

How did the Fund perform last year and what affected its performance?

In response to the Fed’s shift away from restrictive monetary policy, yields stabilized and moved lower in recent months. Higher yield levels and some improved price movement over the period aided in providing a positive return environment for fixed income assets. In recent months the debate has evolved from whether the Fed has achieved a ‘soft landing’ to how to maintain it. The Fed, far from proclaiming a ‘mission accomplished’ moment has shifted their focus to avoiding labor market deterioration. This new focus was clear during the September FOMC meeting and the resulting 50 basis point cut.

While their direction is increasingly clear, the path forward is far from obvious. Continued data volatility and changing market expectations will drive markets until a clear policy end point emerges. The challenge to continue reducing inflation without materially slowing the economy will dictate policy changes over the coming months. We are pleased to see fixed income portfolios benefitting as yields decline but current yield levels, while still offering value, are less attractive than earlier this year. We are pleased to have increased duration exposure and yield in portfolio’s while we evaluate future Fed policy. We expect further yield movement will be dictated by changing economic fundamentals and stand ready to take further action as expectations for monetary policy adjust in the months ahead.

High Quality Bond Fund Class I	MIIRX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	Since Inception 2/28/22
Class I	7.35%	0.91%
Bloomberg US Intermediate Gov’t/Credit A+ Index	7.58%	0.40%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Bloomberg US Intermediate Govt/Credit A+ Index measures the performance of US dollar denominated US Treasuries, government related and investment grade US corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$61,517,774
# of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$180,522

High Quality Bond Fund Class I	MIIRX

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 4.875%, due 10/31/28	4.2%
U.S. Treasury Notes , 3.625%, due 05/31/28	4.0%
Federal National Mortgage Association , 2.125%, due 04/24/26	3.7%
U.S. Treasury Notes , 4.000%, due 07/31/30	3.6%
U.S. Treasury Notes , 3.875%, due 11/30/29	3.6%
U.S. Treasury Notes , 3.875%, due 12/31/29	3.6%
U.S. Treasury Notes , 4.000%, due 02/29/28	3.2%
U.S. Treasury Notes , 4.000%, due 06/30/28	3.2%
U.S. Treasury Notes , 3.875%, due 09/30/29	3.2%
U.S. Treasury Notes , 3.250%, due 06/30/27	3.2%
Portfolio Allocation (% of Net Assets)
U.S. Government and Agency Obligations	63.0%
Corporate Notes and Bonds	34.0%
Short-Term Investments	6.1%
Foreign Corporate Bonds	1.6%
Other Assets and Liabilities, Net	(4.7%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

High Quality Bond Fund Class I	MIIRX

Annual Shareholder Report October 31, 2024

Core Bond Fund Class A

MBOAX

Fund Overview

This annual shareholder report contains important information about Core Bond Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.85%

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Core Bond Fund Class A	MBOAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	10.48%	0.04%	1.42%
Class A with load	5.48%	(0.87%)	0.95%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund's performance is contained in the prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance.

2. Maximum sales charge is 4.50% for Class A shares.

3. The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Core Bond Fund Class A	MBOAX

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes, 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes, 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds, 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association, 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes, 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.4%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Core Bond Fund Class A	MBOAX

Annual Shareholder Report October 31, 2024

Core Bond Fund Class Y

MBOYX

Fund Overview

This annual shareholder report contains important information about Core Bond Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	0.60%

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Core Bond Fund Class Y	MBOYX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	10.70%	0.31%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Core Bond Fund Class Y	MBOYX

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes , 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes , 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes , 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds , 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes , 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes , 4.375%, due 05/15/34	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Core Bond Fund Class Y	MBOYX

Annual Shareholder Report October 31, 2024

Core Bond Fund Class I

MBOIX

Fund Overview

This annual shareholder report contains important information about Core Bond Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Core Bond Fund Class I	MBOIX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	Since Inception 2/26/21
Class I	10.86%	(1.32%)
Bloomberg US Aggregate Bond Index	10.55%	(1.65%)

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Core Bond Fund Class I	MBOIX

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes , 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes , 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes , 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds , 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes , 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes , 4.375%, due 05/15/34	1.4%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Core Bond Fund Class I	MBOIX

Annual Shareholder Report October 31, 2024

Core Bond Fund Class R6

MBORX

Fund Overview

This annual shareholder report contains important information about Core Bond Fund Class R6 for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.42%

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance versus the benchmark were an overweight to corporate bonds and the mortgage-backed securities (MBS) sector. Performance was also positively impacted by a yield advantage over the benchmark during the last year.

The Fund selectively added corporate bonds through the new issue market which continued to be robust but with lower new issue concessions. The Fund was overweight the financial sector versus the benchmark which helped relative corporate performance. Finally, the Fund owned high yield bonds which have performed well given an overall trend of tighter corporate spreads.

Within the securitized sector, the Fund was overweight thirty-year agency MBS versus the benchmark, especially the 4.5% to 5.5% coupon securities given wide nominal spreads. The Fund was underweight lower coupon MBS which hurt performance slightly given falling interest rates. The Fund is overweight asset-backed securities given attractive spreads versus short investment grade corporate bonds and Treasuries.

The Fund’s Treasury allocation had a slightly longer duration versus the benchmark, which helped performance over the trailing one-year period due to falling rates. Since October 2023, the two-year, ten-year and thirty-year Treasury yields decreased 92, 65 and 62 basis points, respectively.

Looking forward, the Fund will look to reduce exposure to corporate bonds given tight valuations. The Fund also will continue to shift into MBS as both relative and absolute valuations are attractive. Finally, the Fund will continue to have an underweight to the 20yr and 30yr section of the yield curve given the expectation of a steeper yield curve over the next 12 months.

Core Bond Fund Class R6	MBORX

Fund Performance

The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	Since Inception 2/28/22
Class R6	10.95%	(0.80%)
Bloomberg US Aggregate Bond Index	10.55%	(1.27%)

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund's performance is contained in the prospectus and elsewhere in this report. The Fund's past performance is not indicative of future performance.

2. The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$196,092,853
# of Portfolio Holdings	371
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$740,044

Core Bond Fund Class R6	MBORX

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.000%, due 02/29/28	2.8%
U.S. Treasury Notes , 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes , 2.625%, due 02/15/29	2.2%
U.S. Treasury Notes , 3.875%, due 11/30/29	2.0%
U.S. Treasury Bonds , 3.750%, due 08/15/41	2.0%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.7%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.6%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.5%
U.S. Treasury Notes , 2.875%, due 05/15/28	1.5%
U.S. Treasury Notes , 4.375%, due 05/15/34	1.4%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	32.0%
U.S. Government and Agency Obligations	27.6%
Corporate Notes and Bonds	23.7%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	4.0%
Foreign Corporate Bonds	2.7%
Short-Term Investments	2.4%
Commercial Mortgage-Backed Securities	2.1%
Other Assets and Liabilities, Net	0.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Core Bond Fund Class R6	MBORX

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class A

MENAX

Fund Overview

This annual shareholder report contains important information about Covered Call & Equity Income Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.26%

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Covered Call & Equity Income Fund Class A	MENAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	11.01%	11.37%	7.14%
Class A with load	4.63%	10.06%	6.51%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund's performance is contained in the prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for Class A shares.

3. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.

4. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Covered Call & Equity Income Fund Class A	MENAX

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Covered Call & Equity Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class A	MENAX

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class C

MENCX

Fund Overview

This annual shareholder report contains important information about Covered Call & Equity Income Fund Class C for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.01%

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Covered Call & Equity Income Fund Class C	MENCX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	10.19%	10.58%	6.37%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.

3. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Covered Call & Equity Income Fund Class C	MENCX

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Trust approved the termination of all outstanding Class C shares of the Madison Funds. Effective after the close of business on Friday, February 14, 2025, all Madison Covered Call & Equity Income Class C shares will be automatically converted to Class A shares. The conversion of Class C to Class A shares of the same fund is not a taxable event, and no contingent deferred sales charges will be assessed, if applicable, on this one-time conversion of shares.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class C	MENCX

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class Y

MENYX

Fund Overview

This annual shareholder report contains important information about Covered Call & Equity Income Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	1.01%

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Covered Call & Equity Income Fund Class Y	MENYX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	11.32%	11.67%	7.42%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.

3. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Covered Call & Equity Income Fund Class Y	MENYX

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class Y	MENYX

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class I

MENIX

Fund Overview

This annual shareholder report contains important information about Covered Call & Equity Income Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.96%

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Covered Call & Equity Income Fund Class I	MENIX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	Since Inception 2/28/22
Class I	11.33%	7.88%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	5.60%
S&P 500 Index	38.02%	12.22%

1.  Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2.  The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.

3.  The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Covered Call & Equity Income Fund Class I	MENIX

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class I	MENIX

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class R6

MENRX

Fund Overview

This annual shareholder report contains important information about Covered Call & Equity Income Fund Class R6 for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.88%

How did the Fund perform last year and what affected its performance?

Both the S&P 500 and the S&P 500 BuyWrite Index were largely driven by an exceptional surge in a handful of the largest companies in the index. The Magnificent 7, as they have become known, rocketed higher by more that 66% over the period and, given their historically outsized weighting in the index, were the most prominent reason for the overall market’s significant rise. Given the Fund’s belief that these mega-cap companies are excessively valued, the Fund was meaningfully underweighted in the “Mag 7” stocks and this accounted a large portion of the Fund’s underperformance.

Relative to the S&P 500, sector allocation was detractive. The Fund’s underweight positions in the Technology sector and overweight positions in the Consumer Staples and Energy sectors were the primary culprits. Stock selection was also detractive; however, it was mainly due to what the Fund did not own, “Mag 7”. Among the Fund holdings that lagged, energy holdings, Apache and Transocean, underperformed as crude oil prices fell by 11% over the period. Archer Daniels Midland also lagged on weaker agricultural commodity prices and a lowering of growth forecasts in their nutrition segment. Health care and retail pharmacy company CVS was weaker on higher than expected medical cost in their HMO segment. Las Vegas Sand also lagged due to concerns over the potential stagnation of economic growth in China. The laggards were somewhat offset by strong performance from Microsoft, Target, Nordstrom, Starbucks and Danaher.

The Fund’s defensive call writing strategy was also detractive in such a strong, upward moving market as was the Fund’s cash positioning which was consistently pressure by a very high level of option assignments through the period. These areas are typically expected to lag in a very strong market environment.

Covered Call & Equity Income Fund Class R6	MENRX

Fund Performance

The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	11.44%	11.82%	7.57%
CBOE S&P 500 BuyWrite BXM PR USD	18.52%	6.05%	6.39%
S&P 500 Index	38.02%	15.27%	13.00%

1.  Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2.  The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.

3.  The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$251,965,586
# of Portfolio Holdings	82
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$2,158,124

Covered Call & Equity Income Fund Class R6	MENRX

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)
Las Vegas Sands Corp.	4.4%
Medtronic PLC	3.0%
ConocoPhillips	3.0%
Barrick Gold Corp.	3.0%
Transocean Ltd.	2.9%
Honeywell International, Inc.	2.9%
Matador Resources Co.	2.8%
CME Group, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
AES Corp.	2.5%
Portfolio Allocation (% of Net Assets)
Short-Term Investments	24.2%
Health Care	15.5%
Consumer Staples	10.7%
Energy	10.7%
Industrials	8.7%
Financials	7.5%
Consumer Discretionary	5.8%
Communication Services	5.3%
Information Technology	4.9%
Materials	3.0%
Utilities	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Call Options Written	(1.4%)
Other Assets and Liabilities, Net	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Covered Call & Equity Income Fund Class R6	MENRX

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class A

MADAX

Fund Overview

This annual shareholder report contains important information about Dividend Income Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.16%

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Dividend Income Fund Class A	MADAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	Since Inception 5/29/2020
Class A	21.41%	10.04%
Class A with load	14.41%	8.57%
Russell 1000 Value Index	30.98%	14.45%
Lipper Equity Income Funds Index	29.06%	13.85%
S&P 500 Index	38.02%	17.07%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for Class A shares.

3. The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

4. The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

5. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Dividend Income Fund Class A	MADAX

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class A	MADAX

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class Y

BHBFX

Fund Overview

This annual shareholder report contains important information about Dividend Income Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$101	0.91%

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Dividend Income Fund Class Y	BHBFX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class Y	21.65%	7.76%	9.02%
Russell 1000 Value Index	30.98%	10.14%	9.25%
Lipper Equity Income Funds Index	29.06%	10.46%	9.25%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

3. The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

4. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Dividend Income Fund Class Y	BHBFX

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class Y	BHBFX

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class I

MDMIX

Fund Overview

This annual shareholder report contains important information about Dividend Income Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.81%

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Dividend Income Fund Class I	MDMIX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	Since Inception 8/31/20
Class I	21.84%	8.93%
Russell 1000 Value Index	30.98%	13.39%
Lipper Equity Income Funds Index	29.06%	12.62%
S&P 500 Index	38.02%	14.17%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

3. The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

4. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Dividend Income Fund Class I	MDMIX

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class I	MDMIX

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class R6

MADRX

Fund Overview

This annual shareholder report contains important information about Dividend Income Fund Class R6 for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.73%

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an overweight position in Energy and an underweight position in Technology negatively impacted performance. In terms of stock selection, there were positive results in Financials and Utilities, which was more than offset by weakness in Consumer Staples, Technology, Communication Services, Industrials, Health Care and Materials. Within Financials, wealth management firm Morgan Stanley (MS) was the most additive stock in the portfolio, and asset manager BlackRock (BLK) and regional bank U.S. Bancorp (USB) also contributed nicely to results. In Health Care, pharmaceutical maker AbbVie (ABBV) was a notable outperforming stock. Another outperforming stock was construction equipment manufacturer Caterpillar (CAT) in Industrials.

In general, these stocks had improved underlying fundamentals that benefited their businesses. On the negative side, in Consumer Staples, agricultural processor Archer-Daniels-Midland (ADM) was the most detractive stock in the portfolio. In Energy, exploration and production firm EOG Resources (EOG) negatively impacted performance. Within Health Care, pharmaceutical companies Bristol Myers-Squibb (BMY) was a notable underperforming stock. Other notable underperforming stocks were exchange operator CME Group (CME) in Financials and industrial gas supplier Air Products (APD) in Materials. In general, these stocks had weak earnings results and deterioration in their businesses. The fund continues to hold all stocks mentioned above except for ADM and BMY.

Dividend Income Fund Class R6	MADRX

Fund Performance

The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	Since Inception 2/28/22
Class R6	21.88%	4.01%
Russell 1000 Value Index	30.98%	8.14%
Lipper Equity Income Funds Index	29.06%	8.41%
S&P 500 Index	38.02%	12.22%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

3. The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

4. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$148,930,034
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,183,103

Dividend Income Fund Class R6	MADRX

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)
Automatic Data Processing, Inc.	4.3%
Morgan Stanley	4.2%
NextEra Energy, Inc.	4.2%
Fastenal Co.	4.1%
Home Depot, Inc.	3.8%
Blackrock, Inc.	3.7%
Medtronic PLC	3.7%
Texas Instruments, Inc.	3.5%
CME Group, Inc.	3.5%
Johnson & Johnson	3.4%
Portfolio Allocation (% of Net Assets)
Financials	20.8%
Industrials	19.4%
Health Care	12.2%
Energy	10.0%
Consumer Discretionary	9.7%
Consumer Staples	7.8%
Information Technology	6.0%
Utilities	4.2%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.2%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Dividend Income Fund Class R6	MADRX

Annual Shareholder Report October 31, 2024

Investors Fund Class A

MNVAX

Fund Overview

This annual shareholder report contains important information about Investors Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.16%

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Investors Fund Class A	MNVAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	29.08%	12.75%	12.31%
Class A with load	21.67%	11.42%	11.65%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for Class A shares.

3. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Investors Fund Class A	MNVAX

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe’s Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Investors Fund Class A	MNVAX

Annual Shareholder Report October 31, 2024

Investors Fund Class Y

MINVX

Fund Overview

This annual shareholder report contains important information about Investors Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104	0.91%

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Investors Fund Class Y	MINVX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	29.43%	13.05%	12.59%
S&P 500 Index	38.02%	15.27%	13.00%

1.  Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2.  The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Investors Fund Class Y	MINVX

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe’s Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Investors Fund Class Y	MINVX

Annual Shareholder Report October 31, 2024

Investors Fund Class I

MIVIX

Fund Overview

This annual shareholder report contains important information about Investors Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.81%

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Investors Fund Class I	MIVIX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	Since Inception 8/31/20
Class I	29.51%	13.57%
S&P 500 Index	38.02%	14.17%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund's performance is contained in the prospectus and elsewhere in this report. The Fund's past performance is not indicative of future performance.

2. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Investors Fund Class I	MIVIX

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe's Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Investors Fund Class I	MIVIX

Annual Shareholder Report October 31, 2024

Investors Fund Class R6

MNVRX

Fund Overview

This annual shareholder report contains important information about Investors Fund Class R6 for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.73%

How did the Fund perform last year and what affected its performance?

Overall, our concentrated yet diverse collection of above-average businesses performed well, and the Fund’s returns were strong for the year, but they were less than the index’s returns. We are disappointed to have trailed our benchmark, but we remain focused on producing good results through a full market cycle rather than individual years. Our aim is to assemble an all-weather portfolio of resilient, growing, well-managed, and conservatively capitalized companies.

We believe the sentiment in financial markets for the period is best characterized as speculative or risk seeking. The Fund’s returns have historically trailed those of broader market indices during periods when the prevailing sentiment is risk-seeking.

Portfolio turnover was 16%, slightly below our typical annual range of 20%-30%. During the period, we exited two portfolio companies and initiated new positions in Deere & Company, Keysight Technologies Inc., and Starbucks Corporation. Each of these additions aligns with our three core investment pillars: a strong business model, high-quality management, and an attractive valuation. These criteria, in searching for new positions, supports our strategy for long-term growth.

Investors Fund Class R6	MNVRX

Fund Performance

The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	29.66%	13.24%	12.80%
S&P 500 Index	38.02%	15.27%	13.00%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US .

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$418,113,988
# of Portfolio Holdings	31
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,823

Investors Fund Class R6	MNVRX

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	7.8%
Arch Capital Group Ltd.	6.1%
Fiserv, Inc.	5.7%
Amazon.com, Inc.	4.6%
PACCAR, Inc.	4.4%
Berkshire Hathaway, Inc., Class B	4.1%
Lowe’s Cos., Inc.	4.1%
Analog Devices, Inc.	3.9%
Alcon AG	3.8%
Progressive Corp.	3.6%
Portfolio Allocation (% of Net Assets)
Financials	33.3%
Industrials	16.0%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	9.8%
Communication Services	9.5%
Short-Term Investments	1.9%
Consumer Staples	1.4%
Other Assets and Liabilities, Net	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Investors Fund Class R6	MNVRX

Annual Shareholder Report October 31, 2024

Sustainable Equity Fund Class Y

MFSYX

Fund Overview

This annual shareholder report contains important information about Sustainable Equity Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.91%

How did the Fund perform last year and what affected its performance?

Returns were led by in Communication Services, Financials, Industrials, and Utilities. The Energy, Healthcare, and Consumer Staples sectors underperformed the S&P 500 this year, likely due to slower-than-expected growth in these areas.

Stock selection and allocation both negatively impacted performance. Sector allocation was negative in Healthcare, Consumer Staples, Materials, Comm Services, and Technology. Sector allocation was positive in Energy, Utilities, Financials, Industrials, and Consumer Discretionary. Stock selection was positive in Consumer Staples, Healthcare, Financials, Materials, and Utilities. Stock selection was negative in Industrials and Technology.

Equities have remained strong underpinned by an economy that is growing just under 3%. Inflation has stalled recently but is not re-accelerating and the Federal Reserve has started to cut rates. Valuations have continued to move higher, and the S&P 500 now trades at 22x consensus 2025 calendar earnings. The mega cap stocks have a valuation premium due to their robust growth but if you look more broadly, there are still opportunities at attractive valuations. We are redoubling our efforts when it comes to stock selection, looking for high quality companies with strong long-term growth prospects that are trading at attractive valuations and will use volatility to add to companies in our portfolio that have become more attractively valued.

Sustainable Equity Fund Class Y	MFSYX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	Since Inception 12/31/21
Class Y	31.51%	4.53%
S&P 500 Index	38.02%	8.23%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The S&P® 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$9,883,245
# of Portfolio Holdings	34
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$68,324

Sustainable Equity Fund Class Y	MFSYX

What does the Fund invest in?

The Fund invested in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that incorporate sustainability into their overall strategy.

Top Ten Holdings (% of Net Assets)

Microsoft Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Eli Lilly & Co.	6.7%
Costco Wholesale Corp.	5.1%
Apple, Inc.	4.6%
NextEra Energy, Inc.	4.2%
Visa, Inc., Class A	4.0%
Oracle Corp.	3.9%
Amazon.com, Inc.	3.7%
UnitedHealth Group, Inc.	3.7%

Portfolio Allocation (% of Net Assets)

Information Technology	29.5%
Financials	16.7%
Health Care	16.3%
Consumer Discretionary	9.5%
Communication Services	6.7%
Consumer Staples	6.1%
Materials	5.2%
Industrials	4.3%
Utilities	4.2%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	-%

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Sustainable Equity Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Sustainable Equity Fund Class Y	MFSYX

Annual Shareholder Report October 31, 2024

Sustainable Equity Fund Class I

MFSIX

Fund Overview

This annual shareholder report contains important information about Sustainable Equity Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.81%

How did the Fund perform last year and what affected its performance?

Returns were led by in Communication Services, Financials, Industrials, and Utilities. The Energy, Healthcare, and Consumer Staples sectors underperformed the S&P 500 this year, likely due to slower-than-expected growth in these areas.

Stock selection and allocation both negatively impacted performance. Sector allocation was negative in Healthcare, Consumer Staples, Materials, Comm Services, and Technology. Sector allocation was positive in Energy, Utilities, Financials, Industrials, and Consumer Discretionary. Stock selection was positive in Consumer Staples, Healthcare, Financials, Materials, and Utilities. Stock selection was negative in Industrials and Technology.

Equities have remained strong underpinned by an economy that is growing just under 3%. Inflation has stalled recently but is not re-accelerating and the Federal Reserve has started to cut rates. Valuations have continued to move higher, and the S&P 500 now trades at 22x consensus 2025 calendar earnings. The mega cap stocks have a valuation premium due to their robust growth but if you look more broadly, there are still opportunities at attractive valuations. We are redoubling our efforts when it comes to stock selection, looking for high quality companies with strong long-term growth prospects that are trading at attractive valuations and will use volatility to add to companies in our portfolio that have become more attractively valued.

Sustainable Equity Fund Class I	MFSIX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	Since Inception 12/31/21
Class I	31.50%	4.60%
S&P 500 Index	38.02%	8.23%

1.  Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2.  The S&P® 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$9,883,245
# of Portfolio Holdings	34
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$68,324

Sustainable Equity Fund Class I	MFSIX

What does the Fund invest in?

The Fund invested in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that incorporate sustainability into their overall strategy.

Top Ten Holdings (% of Net Assets)
Microsoft Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Eli Lilly & Co.	6.7%
Costco Wholesale Corp.	5.1%
Apple, Inc.	4.6%
NextEra Energy, Inc.	4.2%
Visa, Inc., Class A	4.0%
Oracle Corp.	3.9%
Amazon.com, Inc.	3.7%
UnitedHealth Group, Inc.	3.7%
Portfolio Allocation (% of Net Assets)
Information Technology	29.5%
Financials	16.7%
Health Care	16.3%
Consumer Discretionary	9.5%
Communication Services	6.7%
Consumer Staples	6.1%
Materials	5.2%
Industrials	4.3%
Utilities	4.2%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	-%

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison Sustainable Equity Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Sustainable Equity Fund Class I	MFSIX

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class A

MERAX

Fund Overview

This annual shareholder report contains important information about Mid Cap Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.36%

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Mid Cap Fund Class A	MERAX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	25.43%	10.53%	10.86%
Class A with load	18.24%	9.22%	10.20%
Russell Midcap Index	35.39%	10.94%	9.80%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for Class A shares.

3. The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Mid Cap Fund Class A	MERAX

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%

Portfolio Allocation (% of Net Assets)

Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class A	MERAX

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class Y

GTSGX

Fund Overview

This annual shareholder report contains important information about Mid Cap Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103	0.91%

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Mid Cap Fund Class Y	GTSGX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	25.97%	11.02%	11.32%
Russell Midcap Index	35.39%	10.94%	9.80%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Mid Cap Fund Class Y	GTSGX

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%
Portfolio Allocation (% of Net Assets)
Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class Y	GTSGX

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class I

MDCIX

Fund Overview

This annual shareholder report contains important information about Mid Cap Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.81%

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Mid Cap Fund Class I	MDCIX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	Since Inception 8/31/20
Class I	26.09%	13.65%
Russell Midcap Index	35.39%	11.82%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Mid Cap Fund Class I	MDCIX

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%

Portfolio Allocation (% of Net Assets)

Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class I	MDCIX

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class R6

MMCRX

Fund Overview

This annual shareholder report contains important information about Mid Cap Fund Class R6 for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.73%

How did the Fund perform last year and what affected its performance?

Security selection accounted for most of the underperformance. The most notable performance detractors were companies from the Consumer Staples and Communication Services sectors. In addition, the total return from some of our larger holdings, while positive, didn’t keep pace with the RMC. The portfolio’s strongest performance contributors were companies from the Information Technology sector. The underweight in Health Care, Energy, and Materials also helped performance.

Insurance companies, after contributing meaningfully to the portfolio’s outperformance in the previous two years, continued to deliver positive total returns this year but only one exceeded the RMC’s total return. Business conditions in the insurance industry remain strong, and the stock prices of our insurance companies remain reasonable, giving us confidence to keep the overweight position.

Portfolio turnover was 16%, which was below our typical annual range of 20% to 30%. During the year, we purchased five new positions and exited four positions.

New Positions: Cullen/Frost Bankers is a high-quality regional bank based in San Antonio, led by a strong team that has demonstrated the ability to successfully enter new markets. Teledyne Technologies is a well-managed sensor and instrumentation manufacturer, with a track record of shareholder-oriented actions. Graco is a leading manufacturer of premium fluid handling equipment, with a strong customer value proposition that has resulted in high returns on invested capital. Asbury Automotive and Lithia Motors are two of the largest auto franchise dealer groups in the country. Investors tend to pay a lot of attention new car sales, but dealers actually earn more in profits from parts and service, and this steady business provides a nice ballast throughout the economic cycle.

Exited positions: Markel Group was sold as a risk management effort to reduce our portfolio allocation to property and casualty insurers following a period of strong performance. Auto insurer Progressive was sold because its market cap had risen significantly above the mid cap range. Brookfield Corp, which was spun out of its asset management business, Brookfield Asset Management (BAM), was sold because we decided to concentrate our investment in BAM, given its cleaner balance sheet. We sold Take-Two Interactive Software after the stock had advanced to a level that adequately reflected the risks and rewards of the large slate of new game launches expected in 2025 and 2026.

Mid Cap Fund Class R6	MMCRX

Fund Performance

The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	26.18%	11.23%	11.57%
Russell Midcap Index	35.39%	10.94%	9.80%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.

Key Fund Statistics (As of October 31, 2024)

Total Net Assets	$1,885,497,410
# of Portfolio Holdings	35
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$9,855,137

Mid Cap Fund Class R6	MMCRX

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	8.1%
Gartner, Inc.	6.7%
Ross Stores, Inc.	5.4%
Brown & Brown, Inc.	4.9%
Carlisle Cos., Inc.	4.3%
PACCAR, Inc.	4.2%
Copart, Inc.	4.1%
Amphenol Corp., Class A	3.9%
Labcorp Holdings, Inc.	3.1%
Arista Networks, Inc.	3.0%

Portfolio Allocation (% of Net Assets)

Information Technology	22.5%
Financials	22.4%
Industrials	17.0%
Consumer Discretionary	16.7%
Short-Term Investments	7.9%
Health Care	5.5%
Communication Services	5.4%
Consumer Staples	4.6%
Other Assets and Liabilities, Net	(2.0%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Mid Cap Fund Class R6	MMCRX

Annual Shareholder Report October 31, 2024

Small Cap Fund Class A

MASMX

Fund Overview

This annual shareholder report contains important information about Small Cap Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.35%

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns
Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.
The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Small Cap Fund Class A	MASMX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	Since Inception 8/31/19
Class A	37.67%	9.76%	10.62%
Class A with load	29.79%	8.46%	9.36%
Russell 2000 Index	34.07%	8.50%	9.20%
Russell 2500 Index	33.08%	9.81%	10.25%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for Class A shares.

3. The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

4. The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Small Cap Fund Class A	MASMX

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Small Cap Fund Class A	MASMX

Annual Shareholder Report October 31, 2024

Small Cap Fund Class Y

BVAOX

Fund Overview

This annual shareholder report contains important information about Small Cap Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$131	1.10%

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.

The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Small Cap Fund Class Y	BVAOX

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	38.06%	10.03%	7.43%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 2500 Index	33.08%	9.81%	8.92%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

3. The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Small Cap Fund Class Y	BVAOX

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Small Cap Fund Class Y	BVAOX

Annual Shareholder Report October 31, 2024

Small Cap Fund Class I

MSCIX

Fund Overview

This annual shareholder report contains important information about Small Cap Fund Class I for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.00%

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns
Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.
The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Small Cap Fund Class I	MSCIX

Fund Performance

The chart below illustrates the total value of a hypothetical $250,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	Since Inception 2/26/21
Class I	38.24%	3.47%
Russell 2000 Index	34.07%	1.31%
Russell 2500 Index	33.08%	3.75%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

3. The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Small Cap Fund Class I	MSCIX

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Small Cap Fund Class I	MSCIX

Annual Shareholder Report October 31, 2024

Small Cap Fund Class R6

MSCRX

Fund Overview

This annual shareholder report contains important information about Small Cap Fund Class R6 for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$110	0.92%

How did the Fund perform last year and what affected its performance?

The three strongest areas of outperformance were Consumer Discretionary Information Technology, and Materials. In consumer discretionary, driven by strong stock selection. Our IT holdings built on the strong 2023 performance after a tough year in 2022 which provided us with many opportunities to invest in attractive companies at distressed prices. While this benefit continued, software investment was largely weak in 2024 which provided us with several investment opportunities in software. Materials also benefited from strong stock selection as two core investments delivered strong returns
Consumer Staples, financials and cash were our largest detractors from performance, Although or investments in both financials and staples delivered positive returns, we still lagged the benchmark, especially in staples. In financials, our lack of exposure in REITS.

Generally, stock selection continued to be a very strong driver of performance for the Madison small cap fund. We attribute much of this to our conviction in our investments. Our strongest absolute returns generally came from our largest positions, and our largest positions are our highest quality franchises. Quality organizations in the small cap universe are scarce; especially now, as higher interest rates and an uncertain economic backdrop are stressors for smaller companies.

Looking ahead, investors are reaping the benefits of a very strong stretch of performance in mega cap companies. The Russell 2000 is still trading below its November 2021 high, while the S&P has enjoyed two strong years of 20% plus returns. Although we can’t say small caps are cheap anymore, we do believe they still represent material relative value as opposed to large and mega caps.
The currently easing interest rate environment could benefit our housing-related investments and our industrial investments. Combined with the anticipated benefits of reshoring and infrastructure funding from the IRA, we may see improving demand in this part of the economy. The consumer remains resilient and with inflation now largely subdued, the focus now turns to employment and other macro factors. Our investments in Consumer Staples and other defensive, non-cyclical companies can provide some stable returns if the environment becomes uncertain.

Overall, 2024 was a strong year for the Madison small cap fund. Our challenge is to build upon this performance in an increasingly strong bull market, while protecting our investors backs from downside risks. We intend to do this by sticking to our long tenured investment philosophy of convicted investment in high quality franchises at attractive valuations.

Small Cap Fund Class R6	MSCRX

Fund Performance

The chart below illustrates the total value of a hypothetical $500,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	Since Inception 2/28/22
Class R6	38.27%	4.63%
Russell 2000 Index	34.07%	4.20%
Russell 2500 Index	33.08%	5.04%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

3. The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$188,004,390
# of Portfolio Holdings	46
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,604,722

Small Cap Fund Class R6	MSCRX

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)
Encompass Health Corp.	4.5%
Summit Materials, Inc., Class A	4.5%
OneSpaWorld Holdings Ltd.	3.9%
Cogent Communications Holdings, Inc.	3.4%
Core & Main, Inc., Class A	3.2%
Box, Inc., Class A	3.1%
Carlisle Cos., Inc.	3.0%
Scotts Miracle-Gro Co.	3.0%
Crane Co.	2.9%
Ciena Corp.	2.9%
Portfolio Allocation (% of Net Assets)
Information Technology	21.6%
Industrials	19.8%
Health Care	9.9%
Materials	9.9%
Consumer Discretionary	9.9%
Financials	9.2%
Consumer Staples	8.4%
Short-Term Investments	6.4%
Communication Services	3.4%
Energy	1.6%
Other Assets and Liabilities, Net	(0.1%)

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

Small Cap Fund Class R6	MSCRX

Annual Shareholder Report October 31, 2024

International Stock Fund Class A

MINAX

Fund Overview

This annual shareholder report contains important information about International Stock Fund Class A for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$176	1.61%

How did the Fund perform last year and what affected its performance?

International equity markets were broadly very strong over the period. Declining inflation levels and other reassuring economic data gave most major central banks the confidence to initiate interest rate cuts. China also stepped up stimulus efforts to tackle its economic malaise. Concurrently, the military situations in Ukraine and the Middle East continued to elevate geopolitical risk, and political elections in many countries impacted sentiment and volatility.

Looking at the relative underperformance of the Portfolio, all regions except for North America detracted, led by Pacific ex- Japan and Japan because of negative stock selection. Among economic sectors, Financials was a clear weak point, followed by Consumer Staples from negative allocation, stock selection, and currency effects. Among the contributors, Communication Services, Consumer Discretionary, and Energy led, all driven by positive allocation and stock selection effects.

Portfolio structure is determined using bottom-up stock selection within a risk-controlled framework, and positioning shifted somewhat in certain regions and sectors over the one-year period. Of the three geographic buckets the Portfolio is viewed on relative to the benchmark, the Developed Europe overweight narrowed because of adjustments to existing positions, while the Other Developed underweight reduced to an almost equal weight from adding one new name and adjustments to existing positions. During the fiscal year, two stocks were new buys, and one was a complete elimination to take profits, all within the Financials sector. The relative underweight in this sector increased despite the one net addition because the index performance was so strong, raising the sector weight. There was also some movement in the relative positioning of other sectors including Consumer Staples, Communication Services, Health Care, and Information Technology through adjustments to existing positions and/or index weight movement.

International Stock Fund Class A

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class A	18.51%	1.16%	1.85%
Class A with load	11.74%	(0.03%)	1.25%
MSCI ACWI Ex USA NR USD	24.33%	5.78%	4.79%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance.

2. Maximum sales charge is 5.75% for class A shares.

3. The MSCI ACWI ex-US Index (net) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of US -based companies. The index includes both developed and emerging markets.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$12,121,140
# of Portfolio Holdings	58
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$133,791

International Stock Fund Class A

What does the Fund invest in?

The Fund invested in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Deutsche Telekom AG	3.4%
Tencent Holdings Ltd.	3.2%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd.	2.9%
Larsen & Toubro Ltd.	2.9%
Airbus SE	2.5%
AstraZeneca PLC	2.6%
Kerry Group PLC, Class A	2.4%
AIA Group Ltd.	2.4%
Cameco Corp.	2.4%
Sector Allocation (% of Net Assets)
Financials	17.2%
Information Technology	15.4%
Consumer Discretionary	12.6%
Industrials	11.8%
Consumer Staples	10.3%
Materials	10.3%
Communication Services	8.1%
Health Care	7.8%
Short-Term Investments	5.4%
Energy	4.3%
Other Assets and Liabilities, Net	(3.2%)
Geographical Allocation (% of Net Assets)
Japan	18.1%
Germany	12.0%
France	8.4%
China	8.3%
United Kingdom	8.3%
India	7.6%
Switzerland	6.4%
United States	5.4%
Canada	5.2%
Mexico	5.1%
Netherlands	3.0%
Ireland	2.4%
Hong Kong	2.4%
Taiwan	2.2%
Australia	1.8%
Israel	1.7%
Brazil	1.4%
Norway	1.3%
Denmark	1.1%
Italy	1.1%

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison International Stock Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

International Stock Fund Class A

Annual Shareholder Report October 31, 2024

International Stock Fund Class Y

MINYX

Fund Overview

This annual shareholder report contains important information about International Stock Fund Class Y for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.madisonfunds.com/documents. You can also request this information by contacting us at 1-800-877-6089. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$149	1.36%

How did the Fund perform last year and what affected its performance?

International equity markets were broadly very strong over the period. Declining inflation levels and other reassuring economic data gave most major central banks the confidence to initiate interest rate cuts. China also stepped up stimulus efforts to tackle its economic malaise. Concurrently, the military situations in Ukraine and the Middle East continued to elevate geopolitical risk, and political elections in many countries impacted sentiment and volatility.

Looking at the relative underperformance of the Portfolio, all regions except for North America detracted, led by Pacific ex- Japan and Japan because of negative stock selection. Among economic sectors, Financials was a clear weak point, followed by Consumer Staples from negative allocation, stock selection, and currency effects. Among the contributors, Communication Services, Consumer Discretionary, and Energy led, all driven by positive allocation and stock selection effects.

Portfolio structure is determined using bottom-up stock selection within a risk-controlled framework, and positioning shifted somewhat in certain regions and sectors over the one-year period. Of the three geographic buckets the Portfolio is viewed on relative to the benchmark, the Developed Europe overweight narrowed because of adjustments to existing positions, while the Other Developed underweight reduced to an almost equal weight from adding one new name and adjustments to existing positions. During the fiscal year, two stocks were new buys, and one was a complete elimination to take profits, all within the Financials sector. The relative underweight in this sector increased despite the one net addition because the index performance was so strong, raising the sector weight. There was also some movement in the relative positioning of other sectors including Consumer Staples, Communication Services, Health Care, and Information Technology through adjustments to existing positions and/or index weight movement.

International Stock Fund Class Y

Fund Performance

The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).

Average Annual Total Returns (%)
	1 Year	5 Years	10 Years
Class Y	18.82%	1.42%	2.11%
MSCI ACWI Ex USA NR USD	24.33%	5.78%	4.79%

1. Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.

2. The MSCI ACWI ex-US Index (net) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The index includes both developed and emerging markets.

Key Fund Statistics (As of October 31, 2024)
Total Net Assets	$12,121,140
# of Portfolio Holdings	58
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$133,791

International Stock Fund Class Y

What does the Fund invest in?

The Fund invested in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Deutsche Telekom AG	3.4%
Tencent Holdings Ltd.	3.2%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd.	2.9%
Larsen & Toubro Ltd.	2.9%
Airbus SE	2.5%
AstraZeneca PLC	2.6%
Kerry Group PLC, Class A	2.4%
AIA Group Ltd.	2.4%
Cameco Corp.	2.4%
Sector Allocation (% of Net Assets)
Financials	17.2%
Information Technology	15.4%
Consumer Discretionary	12.6%
Industrials	11.8%
Consumer Staples	10.3%
Materials	10.3%
Communication Services	8.1%
Health Care	7.8%
Short-Term Investments	5.4%
Energy	4.3%
Other Assets and Liabilities, Net	(3.2%)
Geographical Allocation (% of Net Assets)
Japan	18.1%
Germany	12.0%
France	8.4%
China	8.3%
United Kingdom	8.3%
India	7.6%
Switzerland	6.4%
United States	5.4%
Canada	5.2%
Mexico	5.1%
Netherlands	3.0%
Ireland	2.4%
Hong Kong	2.4%
Taiwan	2.2%
Australia	1.8%
Israel	1.7%
Brazil	1.4%
Norway	1.3%
Denmark	1.1%
Italy	1.1%

Material Fund Changes

On November 6, 2024, the Board of Trustees of the Madison Funds approved the liquidation of the Madison International Stock Fund. The liquidation is expected to occur on or about February 21, 2025.

This is a summary of certain planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28th, 2025 at www.madisonfunds.com or upon request by calling 1-800-877-6089.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.madisonfunds.com/documents.

Phone: 1-800-877-6089

Annual Shareholder Report October 31, 2024

International Stock Fund Class Y

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The code of ethics is filed as an exhibit to this Form N-CSR.

(c)	During the period covered by the report, registrant did not make any substantive amendments to the Code.

(d)	During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e)	Any person may obtain a complete copy of the code without charge by calling the Adviser at 800-767-0300 and requesting a copy of “the Madison Funds Sarbanes Oxley Code of Ethics.”

Item 3. Audit Committee Financial Expert.

In August 2024, Scott Jones, Richard Struthers and Anita Zagrodnik, “independent” Trustees, and members of the registrant’s audit committee, were appointed to serve as the registrant’s audit committee financial experts among the four independent Trustees who so qualify to serve in that capacity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. Total audit fees paid (or to be paid) to the registrant’s principal accountant for the fiscal years ended October 31, 2024, and 2023, respectively were $244,000 ($458,910 including the Ultra Series Fund, all affiliated investment companies “together, the “Affiliated Funds”) and $232,000 ($465,450 including the Affiliated Funds).

(b)	Audit-Related Fees. For the fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees for professional services rendered by Deloitte & Touche for assurance and related services by such firm that were reasonably related to the performance of the audit of the registrant’s annual financial statements other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.

(c)	Tax-Fees. For the fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees paid (or to be paid) for professional services rendered by Deloitte & Touche for tax compliance, tax advice and tax planning are approximately $50,636 ($86,945 including the Affiliated Funds) and $49,140 ($104,969) including the Affiliated Funds), respectively.

In the scope of services comprising the fees disclosed under this Item 4(c) were the following services:

-	Review and sign as signature preparer for U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC, Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613 and appropriate State tax returns.

(d)	All Other Fees. None.

(e)	(1) Before any accountant is engaged by the registrant to render audit or non-audit services, the engagement must be approved by the audit committee as contemplated by paragraph (c)(7)(i)(A) of Rule 2-01of Regulation S-X.

(e)	(2) The Audit Committee has pre-approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d), which such services are described above.

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)	None.

(h)	The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Schedule of Investments

(a)	Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Information October 31, 2024

Madison Conservative Allocation Fund

Madison Moderate Allocation Fund

Madison Aggressive Allocation Fund

Madison Diversified Income Fund

Madison Tax-Free Virginia Fund

Madison Tax-Free National Fund

Madison High Quality Bond Fund

Madison Core Bond Fund

Madison Covered Call & Equity Income Fund

Madison Dividend Income Fund

Madison Investors Fund

Madison Sustainable Equity Fund

Madison Mid Cap Fund

Madison Small Cap Fund

Madison International Stock Fund

55O SCIENCE DRIVE, MADISON, WI 53711 | 800.877.6089 | MADISONFUNDS.COM

Madison Funds | October 31, 2024

ii

Madison Funds | October 31, 2024

Conservative Allocation Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 52.3%
Bond Funds - 28.7%
iShares Aaa - A Rated Corporate Bond ETF	49,981	$2,382,094
iShares Treasury Floating Rate Bond ETF	35,132	1,778,031
Janus Henderson Mortgage-Backed Securities ETF	48,149	2,166,224
Schwab Intermediate-Term U.S. Treasury ETF (A)	246,350	6,065,137
		12,391,486

Foreign Stock Funds - 7.7%
Franklin FTSE Japan ETF	32,230	930,158
iShares MSCI Emerging Markets Asia ETF	13,928	1,054,767
Vanguard FTSE Europe ETF (A)	19,638	1,319,281
		3,304,206

Stock Funds - 15.9%
Distillate U.S. Fundamental Stability & Value ETF	40,946	2,271,070
Energy Select Sector SPDR Fund ETF	9,177	812,990
Invesco S&P 500 Quality ETF	34,438	2,261,543
Vanguard Information Technology ETF (A)	2,612	1,520,968
		6,866,571
Total Exchange Traded Funds
(Cost $21,434,775)		22,562,263

INVESTMENT COMPANIES - 45.9%
Bond Funds - 38.9%
Madison Core Bond Fund, Class R6 (B) (C)	1,877,543	16,747,681

Stock Funds - 7.0%
Madison Investors Fund, Class R6 (C)	98,920	3,022,004

Total Investment Companies
(Cost $21,035,611)		19,769,685

SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.82%	761,170	761,170
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.86%	2,651,855	2,651,855

Total Short-Term Investments
(Cost $3,413,025)		3,413,025

TOTAL INVESTMENTS - 106.1%
(Cost $45,883,411**)		45,744,973
NET OTHER ASSETS AND LIABILITIES - (6.1%)		(2,649,267)
TOTAL NET ASSETS - 100.0%		$43,095,706

**	Aggregate cost for Federal tax purposes was $46,053,940.
(A)	All or a portion of these securities, with an aggregate fair value of $2,582,109, are on loan as part of a securities lending program. See footnote (E) and Note 11 for details on the securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer to the website madisonfunds.com/individual/core-bond-fund/.
(C)	Affiliated Company (see Note 14).
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor's
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Moderate Allocation Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 61.5%
Bond Funds - 21.2%
iShares Aaa - A Rated Corporate Bond ETF	48,817	$2,326,618
iShares Treasury Floating Rate Bond ETF	123,491	6,249,880
Janus Henderson Mortgage-Backed Securities ETF	51,707	2,326,298
Schwab Intermediate-Term U.S. Treasury ETF (A)	352,434	8,676,925
		19,579,721

Foreign Stock Funds - 13.8%
Franklin FTSE Japan ETF	118,807	3,428,770
iShares MSCI Emerging Markets Asia ETF	54,259	4,109,034
Vanguard FTSE Europe ETF (A)	77,276	5,191,402
		12,729,206

Stock Funds - 26.5%
Distillate U.S. Fundamental Stability & Value ETF	138,238	7,667,371
Energy Select Sector SPDR Fund ETF	34,741	3,077,705
Invesco S&P 500 Quality ETF	133,883	8,792,096
Vanguard Information Technology ETF	8,500	4,949,550
		24,486,722

Total Exchange Traded Funds
(Cost $51,799,262)		56,795,649

INVESTMENT COMPANIES - 37.9%
Bond Funds - 25.3%
Madison Core Bond Fund, Class R6 (B) (C)	2,618,062	23,353,112

Stock Funds - 12.6%
Madison Investors Fund, Class R6 (B)	379,321	11,588,254

Total Investment Companies
(Cost $33,524,677)		34,941,366

SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.82%	606,546	606,546
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.86%	5,311,220	5,311,220

Total Short-Term Investments
(Cost $5,917,766)		5,917,766

TOTAL INVESTMENTS - 105.8%
(Cost $91,241,705**)		97,654,781

NET OTHER ASSETS AND LIABILITIES - (5.8%)		(5,313,390)

TOTAL NET ASSETS - 100.0%		$92,341,391

**	Aggregate cost for Federal tax purposes was $91,510,642.
(A)	All or a portion of these securities, with an aggregate fair value of $5,171,249, are on loan as part of a securities lending program. See footnote (E) and Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).
(C)	Greater than 25% of the portfolio. For more information refer to the website madisonfunds.com/individual/core-bond-fund/.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor's
SPDR	Standard & Poor’s Depositary Receipt.

Aggressive Allocation Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
EXCHANGE TRADED FUNDS - 68.9%
Bond Funds - 14.1%
iShares Treasury Floating Rate Bond ETF	77,591	$3,926,881
Janus Henderson Mortgage-Backed Securities ETF	15,158	681,958
Schwab Intermediate-Term U.S. Treasury ETF (A)	123,066	3,029,885
		7,638,724

Foreign Stock Funds - 19.0%
Franklin FTSE Japan ETF	94,559	2,728,973
iShares MSCI Emerging Markets Asia ETF	41,233	3,122,575
Vanguard FTSE Europe ETF (A)	65,919	4,428,438
		10,279,986

Stock Funds - 35.8%
Distillate U.S. Fundamental Stability & Value ETF	103,082	5,717,443
Energy Select Sector SPDR Fund ETF	25,706	2,277,295
Invesco S&P 500 Quality ETF	111,470	7,320,235
Vanguard Information Technology ETF	7,060	4,111,038
		19,426,011

Total Exchange Traded Funds
(Cost $33,115,683)		37,344,721

INVESTMENT COMPANIES - 29.1%
Bond Funds - 13.1%
Madison Core Bond Fund, Class R6 (B)	796,102	7,101,233

Stock Funds - 16.0%
Madison Investors Fund, Class R6 (B)	284,946	8,705,111

Total Investment Companies
(Cost $13,409,574)		15,806,344

SHORT-TERM INVESTMENTS - 9.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.82%	1,069,574	1,069,574
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.86%	4,230,319	4,230,319

Total Short-Term Investments
(Cost $5,299,893)		5,299,893

TOTAL INVESTMENTS - 107.8%
(Cost $51,825,150**)		58,450,958
NET OTHER ASSETS AND LIABILITIES - (7.8%)		(4,238,286)
TOTAL NET ASSETS - 100.0%		$54,212,672

**	Aggregate cost for Federal tax purposes was $51,911,147.
(A)	All or a portion of these securities, with an aggregate fair value of $4,115,778, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor's
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Diversified Income Fund Portfolio of Investments

	Par Value	Value (Note 2, 3)
COLLATERALIZED MORTGAGE OBLIGATION - 0.0%
Financials - 0.0%
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	$329	$326

Total Collateralized Mortgage
Obligations (Cost $335)		326

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (C) (H), 7.488%, 9/25/36	534,000	—

Total Commercial Mortgage- Backed Securities (Cost $—)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7%, 11/1/31 Pool # 607515	2,148	2,230
7%, 5/1/32 Pool # 644591	213	221
		2,451

Freddie Mac - 0.0%
4.5%, 2/1/25 Pool # J11722	342	341
4.5%, 5/1/25 Pool # J12247	527	526
8%, 6/1/30 Pool # C01005	394	411
		1,278

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	2,563	2,610
6.5%, 4/20/31 Pool # 3068	1,964	2,035
		4,645

Total Mortgage Backed Securities
(Cost $8,169)		8,374

EXCHANGE TRADED FUNDS - 97.2%
Bond Funds - 49.6%
iShares Aaa - A Rated Corporate Bond ETF (D)	76,301	3,636,506
Janus Henderson Mortgage-Backed Securities ETF	253,143	11,388,903
Madison Aggregate Bond ETF (E)	1,175,000	23,903,730
Madison Short-Term Strategic Income ETF (E)	1,437,500	29,390,981
		68,320,120

Stock Funds - 47.6%
Global X MLP ETF (D)	90,087	4,273,727
Madison Covered Call ETF (D) (E)	1,595,000	30,897,224
Madison Dividend Value ETF (E)	1,100,000	24,090,000
Vanguard Dividend Appreciation ETF	32,041	6,222,042
		65,482,993
Total Exchange Traded Funds
(Cost $130,508,791)		133,803,113

SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 4.82%	3,937,401	3,937,401
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 4.86%	1,518,125	1,518,125

Total Short-Term Investments
(Cost $5,455,526)		5,455,526

TOTAL INVESTMENTS - 101.2%
(Cost $135,972,821**)		139,267,339

NET OTHER ASSETS AND LIABILITIES - (1.2%)		(1,641,986)
TOTAL NET ASSETS - 100.0%		$137,625,353

**	Aggregate cost for Federal tax purposes was $135,972,821.
(A)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at October 31, 2024.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(C)	Floating rate or variable rate note. Rate shown is as of October 31, 2024.
(D)	All or a portion of these securities, with an aggregate fair value of $1,482,579, are on loan as part of a securities lending program. See footnote (G) and Note 11 for details on the securities lending program.
(E)	Affiliated Company (see Note 14).
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
(H)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Tax-Free Virginia Fund Portfolio of Investments

	Par Value	Value (Note 2, 3)
MUNICIPAL BONDS - 98.7%
Airport - 3.9%
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$510,877
Norfolk Airport Authority, 5%, 7/1/32	125,000	134,155
		645,032

Development - 11.0%
Henrico County Economic Development Authority, 5%, 10/1/37	245,000	252,199
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	127,530
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	180,916
Loudoun County Economic Development Authority, Series A, 4%, 12/1/37	500,000	509,346
Manassas Park Economic Development Authority, 5%, 12/15/28	200,000	215,725
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	279,557
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	278,931
		1,844,204

Education - 8.8%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	331,189
Culpeper County Economic Development Authority, 4%, 6/1/26	250,000	250,136
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	409,287
Virginia College Building Authority, Series E, 5%, 2/1/25	150,000	150,566
Virginia College Building Authority, Series A, (ST INTERCEPT), 5%, 9/1/34	125,000	132,699
Virginia Public School Authority, Series A, (ST AID WITHHLDG), 5%, 8/1/30	175,000	194,996
		1,468,873

Facilities - 7.6%
Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	239,048
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	101,545
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	424,538
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	244,721
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	253,374
		1,263,226

General Obligation - 39.6%
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	155,482
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	105,972
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	622,476
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	256,935
Chesterfield County Economic Development Authority, 4%, 4/1/50	300,000	291,317
City of Chesapeake, Series A, 5%, 8/1/31	300,000	314,939
Commonwealth of Virginia, Series A, 3%, 6/1/32	300,000	295,427
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	427,054
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/36	270,000	295,234
Fauquier County Economic Development Authority, 5%, 8/15/39	210,000	236,610
Greater Richmond Convention Center Authority, 5%, 6/15/26	455,000	459,667
James City County Economic Development Authority, 5%, 6/15/30	500,000	537,404
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	492,912
Petersburg, (ST AID WITHHLDG), 4.25%, 9/1/53	145,000	146,452
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	442,061
Suffolk, 5%, 2/1/29	100,000	107,245
Vienna, (ST AID WITHHLDG), 4%, 3/1/30	225,000	233,565
Virginia Commonwealth Transportation Board, 4%, 5/15/48	200,000	199,812
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	119,234
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	238,233
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	255,615
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	264,937
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	125,670
		6,624,253

Medical - 2.3%
Lynchburg Economic Development Authority, Series A, 5%, 1/1/31	125,000	128,549
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	262,022
		390,571

Multifamily Housing - 1.1%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	191,308

Power - 3.0%
Virginia Commonwealth Transportation Board, 5%, 5/15/26	220,000	227,112
Virginia Small Business Financing Authority, 5%, 11/1/25	265,000	269,645
		496,757

Transportation - 10.9%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	184,459
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	488,101
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	780,967
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	212,592
Virginia Small Business Financing Authority, 4%, 7/1/39	170,000	164,323
		1,830,442

Utilities - 0.7%
City of Richmond Public Utility Revenue, Series A, 5%, 1/15/34	100,000	109,130

Water - 9.8%
Alexandria Sanitation Authority, 5%, 7/15/54	200,000	217,910
Fairfax Sewer Revenue County, Series A, 4%, 7/15/41	210,000	212,949
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	434,916
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	265,193
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	154,486
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	243,965
Upper Occoquan Sewage Authority, 3%, 7/1/49	140,000	110,812
		1,640,231
Total Municipal Bonds
(Cost $17,091,830)		16,504,027

TOTAL INVESTMENTS - 98.7%
(Cost $17,091,830**)		16,504,027
NET OTHER ASSETS AND LIABILITIES - 1.3%		218,715
TOTAL NET ASSETS - 100.0%		$16,722,742

**	Aggregate cost for Federal tax purposes was $17,089,665.
(A)	Restricted. The aggregate cost of such securities is $634,811. The aggregate value is $622,476,representing 3.7% of net assets.

AMT	Alternative Minimum Tax.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
MORAL OBLG	Moral Obligation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Tax-Free National Fund Portfolio of Investments

	Par Value	Value (Note 2, 3)
MUNICIPAL BONDS - 98.5%
Alabama - 7.6%
Mobile County, General Obligation, 5%, 2/1/39	$610,000	$659,472
Montgomery Water Works & Sanitary Sewer Board, 5%, 9/1/42	315,000	345,411
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	170,233
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	158,095
		1,333,211

Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	176,232

California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	125,488

Colorado - 3.9%
Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	251,577
El Paso County Facilities Corp., Series A, 5%, 12/1/27	400,000	424,523
		676,100

Florida - 3.9%
Hialeah Utility System, 5%, 10/1/35	400,000	433,566
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	255,586
		689,152

Georgia - 0.8%
Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	145,469

Idaho - 2.9%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	500,201

Illinois - 10.4%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5%, 12/1/35	545,000	569,267
Cook County School District No. 111 Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	201,470
Du Page County School District No. 45, 4%, 1/1/26	400,000	403,244
Palatine Village, General Obligation, 2%, 12/1/28	175,000	161,384
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	145,742
Village of Bourbonnais, (BAM), 5.25%, 12/1/46	325,000	343,711
		1,824,818

Indiana - 6.2%
Lincoln Center Building Corp., 4%, 8/1/28	285,000	293,526
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	510,351
Whitestown Redevelopment Authority, 5%, 7/15/38	260,000	273,590
		1,077,467
Kansas - 1.5%
Sedgwick County, Series A, 4%, 8/1/40	250,000	252,421

Kentucky - 2.6%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	447,302

Louisiana - 0.9%
Lafourche Parish School Board, 4%, 3/1/33	150,000	155,536

Michigan - 4.3%
City of Wayland MI, (AGC), 4%, 10/1/40	185,000	184,923
Kalamazoo Public Schools, 5%, 5/1/26	250,000	252,091
Warren Woods Public Schools, (BAM), 4%, 5/1/35	300,000	309,723
		746,737

Mississippi - 2.8%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	496,789

Nebraska - 1.8%
Elkhorn School District, 4%, 12/15/36	315,000	318,837

New Jersey - 3.1%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	269,041
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	274,231
		543,272

New Mexico - 1.1%
Otero County, (BAM), 4%, 12/1/28	195,000	199,503

New York - 3.6%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	110,000
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	275,669
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH), 5.375%, 3/1/28	230,000	241,893
		627,562

Oklahoma - 4.2%
Elk City Industrial Authority, 4%, 5/1/30	335,000	343,085
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	389,413
		732,498

Pennsylvania - 5.6%
City of Pittsburgh, 4%, 9/1/35	350,000	355,382
Commonwealth Financing Authority, Series A, 5%, 6/1/35	370,000	372,582
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	252,683
		980,647

Texas - 3.8%
Center, General Obligation, 3%, 8/15/34	410,000	360,787
Harris County Toll Road Authority, 4%, 8/15/38	300,000	301,919
		662,706
Utah - 3.3%
Ogden City Sewer & Water Revenue, Series A, 4%, 6/15/31	250,000	260,711
Utah Transit Authority, Series A, (BHAC- CR), 5%, 6/15/35	280,000	316,572
		577,283

Virginia - 7.6%
Alexandria Sanitation Authority, 5%, 7/15/54	200,000	217,910
Fairfax County Economic Development Authority, Series A, 5%, 9/1/38	90,000	94,533
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	278,931
Southampton County Industrial Development Authority, 5%, 6/1/35	440,000	483,030
Western Regional Jail Authority, 5%, 12/1/34	250,000	259,073
		1,333,477

West Virginia - 4.2%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	462,559
West Virginia University, Series A, 4%, 10/1/39	265,000	266,357
		728,916

Wisconsin - 10.7%
City of Burlington WI, Series A, (BAM), 4%, 4/1/36	580,000	584,524
City of Green Bay WI, Series A, 4%, 4/1/38	355,000	358,716
City of Whitewater, Series A, (BAM), 5%, 6/1/38	290,000	315,768
Public Finance Authority, Series A, 5%, 10/1/32	200,000	213,210
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	400,456
		1,872,674

TOTAL INVESTMENTS - 98.5%
(Cost $17,585,107**)		17,224,298
NET OTHER ASSETS AND LIABILITIES - 1.5%		254,386

TOTAL NET ASSETS - 100.0%		$17,478,684

**	Aggregate cost for Federal tax purposes was $17,585,107.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.
TCRS	Transferable Custodial Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

High Quality Bond Fund Portfolio of Investments

	Par Value	Value (Note 2, 3)
CORPORATE NOTES AND BONDS - 34.0%
Communication Services - 2.6%
Cisco Systems, Inc., 4.95%, 2/26/31	$125,000	$126,686
Comcast Corp., 3.15%, 3/1/26	750,000	736,487
Walt Disney Co., 3.8%, 3/22/30	750,000	720,001
		1,583,174

Consumer Discretionary - 2.6%
Cummins, Inc., 1.5%, 9/1/30	750,000	631,363
Home Depot, Inc., 4.5%, 9/15/32	500,000	494,024
NIKE, Inc., 2.75%, 3/27/27	500,000	481,673
		1,607,060

Consumer Staples - 5.2%
Coca-Cola Co., 1%, 3/15/28	750,000	673,967
Hershey Co., 1.7%, 6/1/30	750,000	643,621
Kimberly-Clark Corp., 1.05%, 9/15/27	750,000	682,574
PepsiCo, Inc. (A), 4.45%, 5/15/28	500,000	502,293
PepsiCo, Inc., 2.75%, 3/19/30	750,000	684,482
		3,186,937
Financials - 16.4%
Bank of America Corp., (Secured Overnight Financing Rate + 1.010%) (B), 1.197%, 10/24/26	250,000	241,171
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (B), 3.194%, 7/23/30	750,000	694,013
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 1.802%) (B), 5.802%, 10/25/28	750,000	774,053
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	668,078
Charles Schwab Corp., 0.9%, 3/11/26	750,000	712,577
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.310%) (B), 5.012%, 1/23/30	750,000	752,943
Mastercard, Inc., 3.3%, 3/26/27	750,000	731,314
Morgan Stanley, (Secured Overnight Financing Rate + 2.240%) (B), 6.296%, 10/18/28	750,000	781,263
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 1.841%) (B), 5.582%, 6/12/29	750,000	766,465
Public Storage Operating Co., 1.95%, 11/9/28	750,000	677,715
Simon Property Group LP, 2.45%, 9/13/29	750,000	675,819
State Street Corp., (Secured Overnight Financing Rate + 0.940%) (B), 2.354%, 11/1/25	750,000	750,000
Truist Financial Corp., (Secured Overnight Financing Rate + 1.435%) (B), 4.873%, 1/26/29	500,000	498,135
Truist Financial Corp., 1.95%, 6/5/30	750,000	641,391
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B), 4.548%, 7/22/28	750,000	745,413
		10,110,350
Health Care - 1.6%
UnitedHealth Group, Inc., 5.25%, 2/15/28	1,000,000	1,022,476

Industrials - 4.0%
Caterpillar Financial Services Corp., 4.8%, 1/6/26	750,000	752,963
Emerson Electric Co., 2%, 12/21/28	750,000	678,631
John Deere Capital Corp. (A), 4.75%, 1/20/28	1,000,000	1,008,653
		2,440,247
Information Technology - 1.2%
Texas Instruments, Inc., 1.375%, 3/12/25	750,000	740,973

Utilities - 0.4%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	250,000	236,376
Total Corporate Notes and Bonds
(Cost $21,794,164)		20,927,593

FOREIGN CORPORATE BONDS - 1.6%

Health Care - 1.6%
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	1,000,000	985,229

Total Foreign Corporate Bonds
(Cost $992,394)		985,229

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.0%

Fannie Mae - 9.1%
0.500%, 11/7/25 (A)	1,500,000	1,443,899
2.125%, 4/24/26	2,375,000	2,305,556
0.750%, 10/8/27 (A)	2,000,000	1,814,699
		5,564,154

U.S. Treasury Notes - 53.9%
2.125%, 5/15/25	250,000	246,926
4.250%, 10/15/25	1,500,000	1,498,934
4.500%, 11/15/25	1,500,000	1,502,519
3.875%, 1/15/26	1,250,000	1,244,336
3.750%, 4/15/26	1,250,000	1,241,504
2.375%, 5/15/27	1,500,000	1,436,543
3.250%, 6/30/27	2,000,000	1,955,859
2.250%, 11/15/27	1,250,000	1,182,812
4.000%, 2/29/28	2,000,000	1,990,547
3.625%, 5/31/28	2,500,000	2,456,055
4.000%, 6/30/28	2,000,000	1,989,453
4.875%, 10/31/28	2,500,000	2,564,258
4.000%, 7/31/29	1,000,000	993,086
3.875%, 9/30/29	2,000,000	1,973,281
3.875%, 11/30/29	2,250,000	2,219,062
3.875%, 12/31/29	2,250,000	2,218,184
4.000%, 7/31/30	2,250,000	2,227,324
1.375%, 11/15/31	1,000,000	827,227
3.375%, 5/15/33	2,000,000	1,873,359
4.000%, 2/15/34	1,550,000	1,516,578
		33,157,847

Total U.S. Government and Agency Obligations
(Cost $39,345,865)		38,722,001

	Shares
SHORT-TERM INVESTMENTS - 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.82%	1,441,809	1,441,809
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.86%	2,317,770	2,317,770

Total Short-Term Investments
(Cost $3,759,579)		3,759,579

TOTAL INVESTMENTS - 104.7%
(Cost $65,892,002**)		64,394,402
NET OTHER ASSETS AND LIABILITIES - (4.7%)		(2,876,628)
TOTAL NET ASSETS - 100.0%		$61,517,774

**	Aggregate cost for Federal tax purposes was $65,958,684.
(A)	All or a portion of these securities, with an aggregate fair value of $2,268,742, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of October 31, 2024.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Core Bond Fund Portfolio of Investments

	Par Value	Value (Note 2, 3)
ASSET BACKED SECURITIES - 4.0%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	$500,000	$503,948
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	624,133	627,639
Chesapeake Funding II LLC, Series 2023-2A, Class A1 (A), 6.16%, 10/15/35	423,819	428,969
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	750,000	751,801
Dell Equipment Finance Trust, Series 2023-2, Class A3 (A), 5.65%, 1/22/29	1,000,000	1,006,732
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	173,981	173,185
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	301,625	303,041
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	581,344	585,091
Hertz Vehicle Financing LLC, Series 2021-1A, Class A (A), 1.21%, 12/26/25	250,000	248,958
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	750,000	754,901
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	7,444	7,422
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	104,646	103,350
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	253,933	254,172
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	124,020	124,364
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/29	200,000	199,386
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	179,537	178,567
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	62,391	60,539
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (A) (B) (C), 5.848%, 1/25/64	1,072,281	1,071,326
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 4/22/30	500,000	508,785
Total Asset Backed Securities
(Cost $7,858,310)		7,892,176

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	87,068	83,798
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (B) (C), 1.724%, 2/25/55	54,317	52,822
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	459,418	405,629
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	223,104	5,312
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, CMO, 5%, 5/25/49	347,914	343,083
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, (30 day USD SOFR Average + 1.000%) (A) (C), 5.857%, 12/25/41	160,906	160,857
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	343,577	18,919
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	204,894	198,707
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	278,208	274,837
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	54,017	55,385
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	57,616	59,264
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,547,871	230,166
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	477,612	422,818
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	544,414	471,779
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	30,808	106
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	456,845	370,292
JP Morgan Mortgage Trust, Series 2019- 5, Class A3 (A) (B) (C), 4%, 11/25/49	19,109	17,761
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.463%, 2/25/50	76,078	67,735
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	615,065	500,779
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	814,382	658,398
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	664,575	586,331
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B) (C), 2.5%, 5/25/52	722,867	632,523
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (A) (B) (C), 6%, 11/25/54	914,959	916,468
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	127,480	109,314
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	1,645	1,631
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3%, 5/25/50	99,359	87,520
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	776,539	682,248
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	582,494	508,787
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	397,339	345,176
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	247,797	217,309
Towd Point Mortgage Trust, Series 2024-4, Class A1A, CMO, (A) (B) (C), 4.381%, 10/27/64	1,750,000	1,695,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	10,031	9,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B) (C), 2.5%, 9/25/51	572,060	462,475

Total Collateralized Mortgage Obligations
(Cost $12,188,408)		10,653,521

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	124,724	123,857
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.294%, 9/25/26	14,536,731	58,728
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	426,029
Federal National Mortgage Association- ACES, Series 2022-M1, Class A2 (B) (C), 1.668%, 10/25/31	1,250,000	1,024,449
FREMF Mortgage Trust, Series 2014-K41, Class B (A) (B) (C), 3.795%, 11/25/47	53,640	53,437
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.717%, 1/25/48	750,000	745,305
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B) (C), 3.737%, 9/25/49	320,000	312,152
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.562%, 3/25/53	750,000	686,350
Government National Mortgage Association, Series 2024-153, Class AB, 4.5%, 3/16/65	749,671	735,747
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (H), 0.488%, 9/25/36	772,000	—

Total Commercial Mortgage- Backed Securities
(Cost $4,253,923)		4,166,054

CORPORATE NOTES AND BONDS - 23.7%
Communication Services - 0.9%
AT&T, Inc., 4.75%, 5/15/46	500,000	444,888
Expedia Group, Inc., 3.25%, 2/15/30	250,000	231,058
SBA Communications Corp., 3.875%, 2/15/27	350,000	338,762
VeriSign, Inc., 2.7%, 6/15/31	500,000	428,325
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	386,960
		1,829,993

Consumer Discretionary - 1.3%
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	221,822
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	175,000	174,444
BorgWarner, Inc., 5.4%, 8/15/34	250,000	248,683
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	349,972
Home Depot, Inc., 3.35%, 4/15/50	250,000	181,587
Lowe's Cos., Inc., 3%, 10/15/50	500,000	323,471
Lowe's Cos., Inc., 4.25%, 4/1/52	750,000	605,647
Royal Caribbean Cruises Ltd. (E), 7.5%, 10/15/27	250,000	264,965
Tractor Supply Co., 5.25%, 5/15/33	150,000	150,644
		2,521,235

Consumer Staples - 0.7%
GE HealthCare Technologies, Inc., 4.8%, 8/14/29	500,000	499,064
Keurig Dr. Pepper, Inc., 3.8%, 5/1/50	300,000	230,482

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Core Bond Fund Portfolio of Investments - continued

	Par Value	Value (Note 2, 3)
Lamb Weston Holdings, Inc. (A) (E), 4.875%, 5/15/28	$250,000	$244,887
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	322,219
		1,296,652

Energy - 2.8%
Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	395,592
Devon Energy Corp., 5.2%, 9/15/34	800,000	769,751
Diamondback Energy, Inc., 5.4%, 4/18/34	550,000	548,543
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	350,000	321,300
Energy Transfer LP, 5.25%, 4/15/29	275,000	277,377
Energy Transfer LP, 6.55%, 12/1/33	300,000	322,111
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	365,126
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	378,599
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	274,642
Marathon Petroleum Corp., 3.8%, 4/1/28	350,000	338,854
MPLX LP, 2.65%, 8/15/30	350,000	307,856
ONEOK, Inc., 5.85%, 1/15/26	150,000	151,522
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	400,000	400,394
Valero Energy Corp., 6.625%, 6/15/37	500,000	538,879
Valero Energy Corp., 4%, 6/1/52	175,000	130,164
		5,520,710

Financials - 10.2%
Air Lease Corp., 2.875%, 1/15/26	500,000	488,171
Air Lease Corp., 1.875%, 8/15/26	250,000	237,574
American Express Co., (Secured Overnight Financing Rate + 1.940%) (C), 6.489%, 10/30/31	500,000	538,577
American International Group, Inc., 4.75%, 4/1/48	150,000	136,157
Athene Holding Ltd., 6.25%, 4/1/54	250,000	256,872
Bank of America Corp., Series N, (Secured Overnight Financing Rate + 0.910%) (C), 1.658%, 3/11/27	400,000	383,216
Bank of America Corp., (Secured Overnight Financing Rate + 1.910%) (C), 5.288%, 4/25/34	350,000	351,685
Bank of America Corp., (Secured Overnight Financing Rate + 1.650%) (C), 5.468%, 1/23/35	250,000	253,809
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 2.074%) (C), 5.834%, 10/25/33	500,000	526,491
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	276,868
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (C), 4.927%, 5/10/28	350,000	350,496
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (C), 6.312%, 6/8/29	400,000	415,371
Capital One Financial Corp., (Secured Overnight Financing Rate + 1.790%) (C), 3.273%, 3/1/30	350,000	324,487
Citibank NA, 5.803%, 9/29/28	250,000	259,716
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (C), 4.91%, 5/24/33	350,000	342,705
Citigroup, Inc., (5 year CMT + 1.730%) (C), 5.411%, 9/19/39	400,000	387,248
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	227,190
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	332,475
Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.340%) (C), 6.339%, 7/27/29	400,000	417,324
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.337%, 4/25/33	350,000	327,668
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	224,071
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	345,532
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	400,000	389,661
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 0.913%) (C), 1.948%, 10/21/27	500,000	472,750
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.020%) (C), 6.208%, 8/21/29	350,000	363,369
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	341,847
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	380,910
Jefferies Financial Group, Inc., 6.2%, 4/14/34	200,000	208,267
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (C), 5.336%, 1/23/35	500,000	504,310
KeyBank NA, 5%, 1/26/33	250,000	241,299
KeyCorp, 4.1%, 4/30/28	400,000	388,759
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	175,942
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	105,038
LPL Holdings, Inc. (A), 4%, 3/15/29	350,000	329,111
Morgan Stanley, (Secured Overnight Financing Rate + 1.830%) (C), 6.407%, 11/1/29	450,000	473,808
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (C), 1.928%, 4/28/32	500,000	413,188
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (C), 5.466%, 1/18/35	500,000	506,497
Nasdaq, Inc., 1.65%, 1/15/31	450,000	374,793
Old Republic International Corp., 3.85%, 6/11/51	300,000	217,305
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	222,469
PNC Bank NA, 2.7%, 10/22/29	250,000	223,703
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (C), 6.875%, 10/20/34	300,000	333,427
Realty Income Corp., 4.85%, 3/15/30	400,000	399,905
Regions Financial Corp., 1.8%, 8/12/28	500,000	444,931
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (C), 3.031%, 11/1/34	250,000	223,838
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	210,036
Truist Bank, 2.25%, 3/11/30	325,000	279,838
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (C), 5.122%, 1/26/34	400,000	392,565
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (C), 5.867%, 6/8/34	600,000	617,020
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.548%, 7/22/28	500,000	496,942
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (C), 5.384%, 1/23/30	250,000	253,966
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (C), 4.839%, 2/1/34	525,000	508,118
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.740%) (C), 5.574%, 7/25/29	500,000	510,589
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (C) (E), 5.198%, 1/23/30	600,000	605,729
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.020%) (C), 5.389%, 4/24/34	350,000	352,731
Welltower OP LLC, 2.05%, 1/15/29	500,000	448,877
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	265,684
		20,080,925

Health Care - 2.0%
AbbVie, Inc., 5.4%, 3/15/54	675,000	680,669
Amgen, Inc., 5.65%, 3/2/53	150,000	151,104
Block, Inc. (E), 2.75%, 6/1/26	450,000	433,255
Centene Corp., 2.45%, 7/15/28	500,000	450,042
Cigna Group, 4.9%, 12/15/48	500,000	444,108
GE HealthCare Technologies, Inc., 5.6%, 11/15/25	750,000	756,170
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	279,162
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	216,893
Humana, Inc., 5.375%, 4/15/31	250,000	250,908
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	191,033
		3,853,344

Industrials - 2.2%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	498,870
Ball Corp., 4.875%, 3/15/26	475,000	472,416
Boeing Co. (A), 6.858%, 5/1/54	500,000	536,439
Carrier Global Corp., 3.577%, 4/5/50	68,000	50,879
Carrier Global Corp., 6.2%, 3/15/54	174,000	191,302
Nordson Corp., 5.8%, 9/15/33	100,000	104,710
Norfolk Southern Corp., 5.95%, 3/15/64	250,000	264,712
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	312,288
Quanta Services, Inc., 2.9%, 10/1/30	500,000	449,775
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	473,361
Textron, Inc., 2.45%, 3/15/31	250,000	213,575
United Rentals North America, Inc., 5.5%, 5/15/27	500,000	499,211
Vontier Corp., 1.8%, 4/1/26	300,000	286,364
		4,353,902

Information Technology - 1.6%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,753
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	113,730
Dell International LLC/EMC Corp., 3.45%, 12/15/51	625,000	437,310
Fiserv, Inc., 3.5%, 7/1/29	250,000	236,265
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	390,325
HP, Inc., 2.65%, 6/17/31	600,000	518,316
Intuit, Inc., 5.2%, 9/15/33	250,000	254,789
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	255,338
Oracle Corp., 3.95%, 3/25/51	750,000	572,513
VMware LLC, 2.2%, 8/15/31	500,000	417,499
		3,205,838

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Core Bond Fund Portfolio of Investments - continued

	Par Value	Value (Note 2, 3)
Materials - 0.3%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	$250,000	$255,653
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	282,274
		537,927

Utilities - 1.7%
AES Corp., 1.375%, 1/15/26	400,000	383,084
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	289,003
DTE Electric Co., 5.4%, 4/1/53	250,000	251,712
Duke Energy Corp., 3.75%, 9/1/46	500,000	375,669
Duke Energy Progress LLC, 3.7%, 10/15/46	500,000	380,693
Florida Power & Light Co., 2.875%, 12/4/51	700,000	459,421
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	181,981
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	500,000	452,693
PECO Energy Co., 3.05%, 3/15/51	750,000	507,530
		3,281,786

Total Corporate Notes and Bonds
(Cost $49,926,549)		46,482,312

FOREIGN CORPORATE BONDS - 2.7%

Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	247,100

Energy - 0.1%
Enbridge, Inc., 5.7%, 3/8/33	250,000	256,391

Financials - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	480,765
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	248,157
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	479,589
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (C), 5.475%, 2/22/31	500,000	512,943
Royal Bank of Canada, 5.15%, 2/1/34	400,000	402,431
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	288,143
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	400,000	398,079
		2,810,107

Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/53	400,000	391,848
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	250,000	240,873
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	170,772
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	367,685
		1,171,178

Industrials - 0.3%
BAE Systems PLC (A), 5.3%, 3/26/34	500,000	505,869

Materials - 0.1%
Nutrien Ltd., 5.8%, 3/27/53	250,000	255,452

Total Foreign Corporate Bonds
(Cost $5,429,508)		5,246,097

MORTGAGE BACKED SECURITIES - 32.0%

Fannie Mae - 16.5%
3%, 9/1/30 Pool # 890696	193,058	186,380
3%, 12/1/30 Pool # AL8924	90,189	87,672
7%, 11/1/31 Pool # 607515	2,148	2,230
3.5%, 12/1/31 Pool # MA0919	71,161	68,960
6.5%, 3/1/32 Pool # 631377	8,766	9,041
6.5%, 5/1/32 Pool # 636758	514	527
7%, 5/1/32 Pool # 644591	133	138
6.5%, 6/1/32 Pool # 545691	15,305	15,782
3.5%, 8/1/32 Pool # MA3098	95,443	92,625
3.5%, 9/1/32 Pool # MA3126	65,501	63,654
5.5%, 11/1/33 Pool # 555880	20,523	20,784
4%, 2/1/35 Pool # MA2177	198,052	193,134
3.5%, 12/1/35 Pool # MA2473	195,015	186,500
4.5%, 12/1/35 Pool # 745147	3,260	3,179
2.5%, 9/1/36 Pool # FS4049	578,726	532,347
6%, 11/1/36 Pool # 902510	28,552	29,558
6%, 10/1/37 Pool # 947563	29,066	30,182
6.5%, 12/1/37 Pool # 889072	19,436	20,306
4.5%, 5/1/38 Pool # MA5013	983,043	965,821
6.5%, 8/1/38 Pool # 987711	48,634	51,718
3%, 11/1/39 Pool # MA3831	88,235	80,504
4%, 9/1/40 Pool # AE3039	208,880	199,224
4%, 1/1/41 Pool # AB2080	158,691	151,355
2.5%, 5/1/41 Pool # MA4334	1,165,950	1,008,239
5.5%, 7/1/41 Pool # AL6588	154,152	156,383
4%, 9/1/41 Pool # AJ1406	69,690	66,489
4%, 10/1/41 Pool # AJ4046	226,380	217,026
3.5%, 11/1/41 Pool # AB3867	84,872	78,207
2.5%, 3/1/42 Pool # MA4571	1,596,579	1,378,527
2.5%, 3/1/42 Pool # CB3076	603,456	518,405
4%, 3/1/42 Pool # AL1998	345,745	329,769
3.5%, 6/1/42 Pool # AO4134	357,837	329,372
3.5%, 8/1/42 Pool # AP2133	181,549	167,032
3%, 9/1/42 Pool # AP6568	46,818	41,745
3.5%, 9/1/42 Pool # AB6228	104,409	95,952
4%, 10/1/42 Pool # AP7363	236,681	224,571
3.5%, 1/1/43 Pool # AQ9326	217,167	200,141
3%, 2/1/43 Pool # AL3072	348,070	310,491
3.5%, 3/1/43 Pool # AT0310	177,045	162,954
3.5%, 4/1/43 Pool # AT2887	179,136	164,618
5%, 11/1/44 Pool # MA5539	750,000	736,569
4%, 1/1/45 Pool # AS4257	53,053	49,942
4.5%, 10/1/46 Pool # MA2783	29,920	28,987
3%, 1/1/47 Pool # BE0108	307,499	271,075
2.5%, 12/1/47 Pool # FM3165	917,242	779,265
3%, 1/1/48 Pool # FM1303	1,026,869	905,457
3%, 8/1/48 Pool # FS0517	714,142	628,818
3%, 1/1/49 Pool # FS4296	689,364	614,733
4%, 11/1/50 Pool # FM5530	522,791	488,302
2%, 1/1/52 Pool # FS0173	687,625	557,176
2%, 1/1/52 Pool # CB2601	334,499	271,042
2%, 3/1/52 Pool # CB3105	424,760	343,983
2.5%, 3/1/52 Pool # BV4133	531,765	443,808
3%, 3/1/52 Pool # CB3115	833,774	725,875
2.5%, 4/1/52 Pool # FS4138	664,691	555,929
3.5%, 5/1/52 Pool # FS1866	887,970	798,969
4%, 5/1/52 Pool # CB3627	1,142,746	1,058,987
4%, 5/1/52 Pool # CB3678	884,267	820,320
4%, 5/1/52 Pool # FS1704	401,252	374,546
4%, 5/1/52 Pool # FS1818	675,916	627,035
3.5%, 6/1/52 Pool # CB3845	860,887	774,534
3.5%, 7/1/52 Pool # FS2812	543,647	492,997
3.5%, 8/1/52 Pool # CB4361	891,646	802,206
4.5%, 8/1/52 Pool # FS2605	456,544	434,554
4.5%, 8/1/52 Pool # CB4383	885,771	846,707
4%, 9/1/52 Pool # MA4732	439,620	407,022
4.5%, 9/1/52 Pool # FS2821	650,692	622,615
5%, 10/1/52 Pool # MA4785	835,978	813,685
5.5%, 10/1/52 Pool # MA4786	794,560	788,208
5%, 11/1/52 Pool # MA4806	867,818	845,507
5%, 12/1/52 Pool # MA4841	3,118,359	3,038,129
5.5%, 12/1/52 Pool # MA4842	858,284	851,952
4.5%, 7/1/53 Pool # FS4996	599,159	571,504
5.5%, 9/1/53 Pool # FS5575	640,979	639,903
5.5%, 5/1/54 Pool # FS7759	983,504	975,986
		32,427,869

Freddie Mac - 15.5%
4.5%, 2/1/25 Pool # J11722	1,369	1,365
4.5%, 5/1/25 Pool # J12247	4,917	4,912
8%, 6/1/30 Pool # C01005	213	222
6.5%, 1/1/32 Pool # C62333	4,812	4,935
2.5%, 2/1/32 Pool # ZS8641	159,995	151,154
3.5%, 8/1/32 Pool # C91485	87,697	84,855
4%, 5/1/33 Pool # G18693	142,331	140,129
4.5%, 6/1/34 Pool # C01856	118,504	115,721
2.5%, 6/1/35 Pool # RC1421	268,772	247,242
2%, 1/1/36 Pool # SB0546	707,009	635,186
6.5%, 11/1/36 Pool # C02660	2,455	2,556
5.5%, 1/1/37 Pool # G04593	73,084	74,272
5.5%, 11/1/37 Pool # A68787	48,090	48,856
5.5%, 12/1/38 Pool # G05267	132,975	134,171
4.5%, 8/1/39 Pool # G08361	132,363	129,736
3.5%, 11/1/40 Pool # G06168	123,051	113,534
2%, 3/1/41 Pool # RB5105	875,712	739,864
2.5%, 6/1/41 Pool # SC0151	703,961	611,334
4%, 10/1/41 Pool # Q04092	299,370	285,887
4.5%, 3/1/42 Pool # G07491	146,333	143,428
3%, 9/1/42 Pool # C04233	217,430	194,297
3%, 2/1/43 Pool # Q15767	153,767	137,854
3%, 4/1/43 Pool # V80026	271,179	242,095
3%, 4/1/43 Pool # V80025	274,854	245,051
3.5%, 8/1/44 Pool # Q27927	183,487	167,996
3%, 7/1/45 Pool # G08653	259,447	230,419
3.5%, 8/1/45 Pool # Q35614	183,380	167,518
3%, 11/1/45 Pool # G08675	213,240	189,293
3%, 1/1/46 Pool # G08686	270,206	239,563
3%, 10/1/46 Pool # G60722	277,890	244,990
3.5%, 11/1/47 Pool # Q52079	228,197	207,430
2.5%, 4/1/48 Pool # QA2240	909,555	771,903
3%, 7/1/49 Pool # QA1033	319,262	279,958
2.5%, 6/1/51 Pool # QC2842	857,463	717,274
2.5%, 1/1/52 Pool # SD7552	3,441,851	2,892,416
3.5%, 4/1/52 Pool # SD0960	1,198,613	1,088,814
3.5%, 5/1/52 Pool # RA7380	621,858	559,464

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Core Bond Fund Portfolio of Investments - concluded

	Par Value	Value (Note 2, 3)
3.5%, 5/1/52 Pool # QE2363	$648,469	$580,918
3%, 8/1/52 Pool # SD7556	1,430,789	1,246,347
4.5%, 9/1/52 Pool # SD8245	654,977	622,583
4.5%, 11/1/52 Pool # SD8266	1,781,113	1,693,021
5%, 11/1/52 Pool # SD8267	2,577,420	2,508,159
5.5%, 11/1/52 Pool # SD1859	857,512	857,045
5.5%, 11/1/52 Pool # SD8268	1,478,472	1,464,327
4.5%, 12/1/52 Pool # SD1921	1,096,523	1,050,945
5%, 12/1/52 Pool # SD8276	1,327,176	1,291,511
5%, 12/1/52 Pool # RA8278	1,322,562	1,287,395
5%, 2/1/53 Pool # SD2334	319,393	310,678
5%, 2/1/53 Pool # SD8299	452,243	439,902
5.5%, 2/1/53 Pool # SD2172	541,447	541,514
5%, 5/1/53 Pool # SD2875	1,406,654	1,384,925
5.5%, 6/1/53 Pool # SD3174	922,578	919,872
6%, 9/1/53 Pool # SD3739	684,726	695,056
6%, 9/1/53 Pool # SD8363	535,575	539,032
5.5%, 2/1/54 Pool # SD4901	674,502	670,659
		30,349,583

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	1,831	1,864
6.5%, 4/20/31 Pool # 3068	1,178	1,221
4%, 4/15/39 Pool # 698089	9,299	8,874
		11,959

Total Mortgage Backed Securities
(Cost $65,765,082)		62,789,411

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.6%

Federal Home Loan Bank - 0.2%
6.050%, 11/21/31	500,000	499,765

U.S. Treasury Bonds - 8.9%
6.625%, 2/15/27	2,000,000	2,115,703
5.375%, 2/15/31	1,250,000	1,333,350
4.500%, 5/15/38	1,250,000	1,269,043
2.250%, 5/15/41	3,000,000	2,204,766
3.750%, 8/15/41	4,250,000	3,879,287
4.625%, 5/15/44	750,000	753,867
3.000%, 5/15/45	1,000,000	785,117
3.000%, 5/15/47	750,000	579,199
3.375%, 11/15/48	500,000	409,297
1.250%, 5/15/50	2,000,000	1,006,016
1.875%, 2/15/51	1,600,000	943,562
4.125%, 8/15/53	2,250,000	2,116,055
		17,395,262

U.S. Treasury Notes - 18.5%
2.375%, 5/15/27	1,500,000	1,436,543
4.625%, 6/15/27	2,500,000	2,530,273
4.000%, 2/29/28	5,500,000	5,474,004
2.875%, 5/15/28	3,000,000	2,873,555
4.625%, 9/30/28	4,750,000	4,827,187
2.625%, 2/15/29	4,500,000	4,229,297
3.875%, 11/30/29	4,000,000	3,945,000
4.000%, 7/31/30	1,750,000	1,732,363
4.250%, 6/30/31	2,250,000	2,252,812
4.125%, 11/15/32	750,000	744,346
3.375%, 5/15/33	100,000	93,668
4.000%, 2/15/34	3,360,000	3,287,550
4.375%, 5/15/34	2,750,000	2,769,766
		36,196,364

Total U.S. Government and Agency Obligations
(Cost $57,200,502)		54,091,391

	Shares
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 4.82%	3,624,464	3,624,464
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 4.86%	1,115,975	1,115,975

Total Short-Term Investments
(Cost $4,740,439)
		4,740,439

TOTAL INVESTMENTS - 100.0%
(Cost $207,362,721**)		196,061,401
NET OTHER ASSETS AND
LIABILITIES - 0.0%		31,452
TOTAL NET ASSETS - 100.0%		$196,092,853

**	Aggregate cost for Federal tax purposes was $207,437,779.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at October 31, 2024.
(C)	Floating rate or variable rate note. Rate shown is as of October 31, 2024.
(D)	Stepped rate security. Rate shown is as of October 31, 2024.
(E)	All or a portion of these securities, with an aggregate fair value of $1,090,904, are on loan as part of a securities lending program. See footnote (G) and Note 11 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
(H)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

BDC	Business Development Company
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Covered Call & Equity Income Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 77.1%
Communication Services - 5.3%
Alphabet, Inc., Class C (A)	32,000	$5,526,080
Comcast Corp., Class A (A)	60,000	2,620,200
T-Mobile U.S., Inc. (A)	23,000	5,132,680
		13,278,960
Consumer Discretionary - 5.8%
Las Vegas Sands Corp. (A)	216,000	11,199,600
Ross Stores, Inc. (A)	25,000	3,493,000
		14,692,600
Consumer Staples - 10.7%
Archer-Daniels-Midland Co.	96,000	5,300,160
Constellation Brands, Inc., Class A (A)	22,100	5,134,714
Dollar Tree, Inc. * (A)	73,000	4,718,720
Hershey Co. (A)	31,000	5,504,980
PepsiCo, Inc. (A)	38,100	6,327,648
		26,986,222
Energy - 10.7%
APA Corp.	205,000	4,838,000
ConocoPhillips	69,200	7,580,168
Matador Resources Co. (A)	137,000	7,139,070
Transocean Ltd. *	1,700,000	7,378,000
		26,935,238
Equity Real Estate Investment
Trusts (REITs) - 2.5%
American Tower Corp., REIT (A)	29,500	6,299,430
Financials - 7.5%
CME Group, Inc. (A)	30,000	6,760,800
PayPal Holdings, Inc. * (A)	82,000	6,502,600
Visa, Inc., Class A (A)	19,500	5,652,075
		18,915,475
Health Care - 15.5%
Abbott Laboratories (A)	45,000	5,101,650
Agilent Technologies, Inc. (A)	43,000	5,603,330
CVS Health Corp. (A)	90,300	5,098,338
Danaher Corp. (A)	16,000	3,930,560
Johnson & Johnson (A)	25,000	3,996,500
Labcorp Holdings, Inc. (A)	18,000	4,108,860
Medtronic PLC (A)	86,100	7,684,425
Pfizer, Inc. (A)	123,000	3,480,900
Solventum Corp. *	1,750	127,015
		39,131,578
Industrials - 8.7%
Automatic Data Processing, Inc. (A)	15,000	4,338,600
Emerson Electric Co. (A)	36,000	3,897,720
Fastenal Co. (A)	81,000	6,332,580
Honeywell International, Inc. (A)	35,700	7,342,776
		21,911,676
Information Technology - 4.9%
Accenture PLC, Class A (A)	7,000	2,413,740
Adobe, Inc. * (A)	8,000	3,824,640
Advanced Micro Devices, Inc. * (A)	17,000	2,449,190
Microchip Technology, Inc. (A)	50,000	3,668,500
		12,356,070
Materials - 3.0%
Barrick Gold Corp. (A)	385,000	7,438,200
Utilities - 2.5%
AES Corp. (A)	387,000	6,381,630

Total Common Stocks
(Cost $213,653,780)		194,327,079

SHORT-TERM INVESTMENTS - 24.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.82%	60,932,574	60,932,574

Total Short-Term Investments
(Cost $60,932,574)		60,932,574
TOTAL INVESTMENTS - 101.3%
(Cost $274,586,354**)		255,259,653
TOTAL CALL OPTIONS WRITTEN - (1.4%)		(3,534,139)
NET OTHER ASSETS AND LIABILITIES - 0.1%		240,072
TOTAL NET ASSETS - 100.0%		$251,965,586

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $270,720,388.
(A)	All or a portion of these securities' positions, with a value of $169,103,736, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Written Option Contracts Outstanding at October 31, 2024

			Number of			Premiums Paid	Unrealized Appreciation
Description	Exercise Price	Expiration Date	Contracts	Notional Amount	Market Value	(Received)	(Depreciation)
Call Options Written
Abbott Laboratories	$120.00	12/20/24	(450)	$(5,400,000)	$(68,175)	$(105,578)	$37,403
Accenture PLC, Class A	350.00	11/15/24	(70)	(2,450,000)	(33,250)	(55,926)	22,676
Adobe, Inc.	530.00	11/15/24	(80)	(4,240,000)	(5,880)	(111,115)	105,235
Advanced Micro Devices, Inc.	170.00	12/20/24	(170)	(2,890,000)	(40,885)	(69,523)	28,638
AES Corp.	20.00	11/15/24	(1,935)	(3,870,000)	(33,862)	(95,534)	61,672
AES Corp.	21.00	11/15/24	(1,935)	(4,063,500)	(19,350)	(114,688)	95,338
Agilent Technologies, Inc.	150.00	11/15/24	(215)	(3,225,000)	—	(83,627)	83,627
Agilent Technologies, Inc.	150.00	12/20/24	(215)	(3,225,000)	(17,737)	(71,503)	53,766
Alphabet, Inc., Class C	175.00	11/15/24	(320)	(5,600,000)	(104,800)	(105,268)	468
American Tower Corp., REIT	230.00	1/17/25	(65)	(1,495,000)	(22,100)	(22,683)	583
American Tower Corp., REIT	240.00	1/17/25	(230)	(5,520,000)	(37,950)	(110,160)	72,210
Automatic Data Processing, Inc.	290.00	1/17/25	(150)	(4,350,000)	(153,000)	(92,276)	(60,724)
Barrick Gold Corp.	23.00	12/20/24	(1,925)	(4,427,500)	(28,875)	(90,418)	61,543
Barrick Gold Corp.	23.00	1/17/25	(1,925)	(4,427,500)	(56,788)	(146,954)	90,166
CME Group, Inc.	220.00	12/20/24	(300)	(6,600,000)	(297,000)	(166,392)	(130,608)
Comcast Corp., Class A	42.50	11/15/24	(600)	(2,550,000)	(109,800)	(49,782)	(60,018)
Constellation Brands, Inc., Class A	260.00	11/15/24	(61)	(1,586,000)	(3,050)	(43,856)	40,806
Constellation Brands, Inc., Class A	250.00	1/17/25	(160)	(4,000,000)	(71,200)	(100,633)	29,433
CVS Health Corp.	65.00	11/15/24	(453)	(2,944,500)	(12,004)	(73,308)	61,304
CVS Health Corp.	70.00	11/15/24	(450)	(3,150,000)	(3,375)	(65,654)	62,279
Danaher Corp.	250.00	12/20/24	(160)	(4,000,000)	(120,000)	(91,033)	(28,967)
Dollar Tree, Inc.	80.00	12/20/24	(523)	(4,184,000)	(127,351)	(134,133)	6,782
Emerson Electric Co.	115.00	12/20/24	(360)	(4,140,000)	(77,400)	(102,083)	24,683
Fastenal Co.	70.00	11/15/24	(495)	(3,465,000)	(435,600)	(71,631)	(363,969)
Fastenal Co.	72.50	11/15/24	(315)	(2,283,750)	(211,050)	(51,650)	(159,400)
Hershey Co.	210.00	11/15/24	(190)	(3,990,000)	(4,750)	(100,502)	95,752
Hershey Co.	200.00	12/20/24	(120)	(2,400,000)	(8,400)	(68,275)	59,875
Honeywell International, Inc.	210.00	12/20/24	(357)	(7,497,000)	(151,725)	(241,376)	89,651

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Covered Call & Equity Income Fund Portfolio of Investments – concluded

Written Option Contracts Outstanding at October 31, 2024 (continued)

						Premiums Paid	Unrealized Appreciation
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	(Received)	(Depreciation)
Call Options Written (continued)
Johnson & Johnson	$170.00	1/17/25	(250)	$(4,250,000)	$(41,500)	$(65,991)	$24,491
Labcorp Holdings, Inc.	230.00	11/15/24	(180)	(4,140,000)	(75,600)	(89,002)	13,402
Las Vegas Sands Corp.	57.50	12/20/24	(2,160)	(12,420,000)	(156,600)	(280,273)	123,673
Matador Resources Co.	60.00	12/20/24	(1,120)	(6,720,000)	(98,000)	(128,550)	30,550
Matador Resources Co.	60.00	1/17/25	(250)	(1,500,000)	(35,625)	(27,242)	(8,383)
Medtronic PLC	92.50	12/20/24	(861)	(7,964,250)	(164,021)	(181,039)	17,018
Microchip Technology, Inc.	85.00	11/15/24	(500)	(4,250,000)	(30,000)	(149,482)	119,482
PayPal Holdings, Inc.	87.50	12/20/24	(200)	(1,750,000)	(25,300)	(64,644)	39,344
PepsiCo, Inc.	175.00	12/20/24	(95)	(1,662,500)	(11,020)	(39,326)	28,306
PepsiCo, Inc.	175.00	1/17/25	(160)	(2,800,000)	(31,840)	(34,235)	2,395
PepsiCo, Inc.	180.00	1/17/25	(126)	(2,268,000)	(12,096)	(45,859)	33,763
Pfizer, Inc.	32.00	12/20/24	(1,230)	(3,936,000)	(16,605)	(83,603)	66,998
Ross Stores, Inc.	150.00	1/17/25	(250)	(3,750,000)	(93,750)	(91,315)	(2,435)
T-Mobile U.S., Inc.	210.00	11/15/24	(130)	(2,730,000)	(183,950)	(65,282)	(118,668)
T-Mobile U.S., Inc.	230.00	1/17/25	(100)	(2,300,000)	(64,000)	(60,896)	(3,104)
Visa, Inc., Class A	285.00	12/20/24	(195)	(5,557,500)	(238,875)	(113,887)	(124,988)
Total Call Options Written					$(3,534,139)	$(4,156,187)	$622,048
Total Options Written, at Value					$(3,534,139)	$(4,156,187)	$622,048

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Dividend Income Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 98.5%
Communication Service - 3.4%
Comcast Corp., Class A	117,000	$5,109,390

Consumer Discretionary - 9.7%
Home Depot, Inc.	14,300	5,630,625
Lowe's Cos., Inc.	17,700	4,634,391
McDonald's Corp.	7,300	2,132,403
Starbucks Corp.	21,200	2,071,240
		14,468,659
Consumer Staples - 7.8%
Colgate-Palmolive Co.	30,900	2,895,639
Hershey Co.	14,400	2,557,152
PepsiCo, Inc.	22,400	3,720,192
Procter & Gamble Co.	14,300	2,362,074
		11,535,057

Energy - 10.0%
Chevron Corp.	27,000	4,018,140
ConocoPhillips	25,500	2,793,270
EOG Resources, Inc.	39,000	4,756,440
Exxon Mobil Corp.	27,900	3,258,162
		14,826,012
Equity Real Estate Investment
Trusts (REITs) - 2.8%
American Tower Corp., REIT	19,800	4,228,092

Financials - 20.8%
Bank of America Corp.	88,900	3,717,798
Blackrock, Inc.	5,550	5,444,717
CME Group, Inc.	22,800	5,138,208
JPMorgan Chase & Co.	17,000	3,772,640
Morgan Stanley	54,300	6,312,375
Northern Trust Corp.	22,900	2,301,908
U.S. Bancorp	89,000	4,299,590
		30,987,236
Health Care - 12.2%
Abbott Laboratories	29,000	3,287,730
AbbVie, Inc.	21,100	4,301,657
Johnson & Johnson	32,100	5,131,506
Medtronic PLC	61,000	5,444,250
		18,165,143
Industrials - 19.4%
Automatic Data Processing, Inc.	22,000	6,363,280
Caterpillar, Inc.	4,250	1,598,850
Cummins, Inc.	8,550	2,812,779
Fastenal Co.	79,000	6,176,220
Honeywell International, Inc.	24,700	5,080,296
Paychex, Inc.	19,100	2,661,203
Union Pacific Corp.	17,900	4,154,053
		28,846,681
Information Technology - 6.0%
Accenture PLC, Class A	4,800	1,655,136
Analog Devices, Inc.	9,100	2,030,301
Texas Instruments, Inc.	25,900	5,261,844
		8,947,281
Materials - 2.2%
Air Products & Chemicals, Inc.	10,600	3,291,618

Utilities - 4.2%
NextEra Energy, Inc.	79,400	6,292,450

Total Common Stocks
(Cost $107,987,853)		146,697,619
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class (A), 4.82%	2,372,375	2,372,375

Total Short-Term Investments
(Cost $2,372,375)		2,372,375
TOTAL INVESTMENTS - 100.1%
(Cost $110,360,228**)		149,069,994
NET OTHER ASSETS AND
LIABILITIES - (0.1%)		(139,960)
TOTAL NET ASSETS - 100.0%		$148,930,034

**	Aggregate cost for Federal tax purposes was $111,847,294.
(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Investors Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 97.9%
Communication Services - 9.5%
Alphabet, Inc., Class C	189,415	$32,710,077
Liberty Broadband Corp., Class C *	84,704	6,845,777
		39,555,854
Consumer Discretionary - 14.2%
Amazon.com, Inc. *	104,034	19,391,938
Lowe's Cos., Inc.	65,356	17,112,161
NIKE, Inc., Class B	80,268	6,191,071
Starbucks Corp.	89,360	8,730,472
TJX Cos., Inc.	71,332	8,062,656
		59,488,298
Consumer Staples - 1.4%
Dollar Tree, Inc. *	92,539	5,981,721

Financials - 33.3%
Capital Markets - 4.9%
Brookfield Corp.	220,189	11,670,017
Charles Schwab Corp.	122,974	8,710,248
		20,380,265
Commercial Banks - 3.0%
U.S. Bancorp	255,223	12,329,823

Financial Services - 13.1%
Berkshire Hathaway, Inc., Class B *	38,181	17,216,577
Fiserv, Inc. *	120,951	23,936,203
Visa, Inc., Class A	47,237	13,691,644
		54,844,424

Insurance - 12.3%
Arch Capital Group Ltd. *	258,504	25,478,154
Marsh & McLennan Cos., Inc.	49,867	10,882,974
Progressive Corp.	62,444	15,163,277
		51,524,405
		139,078,917
Health Care - 9.8%
Agilent Technologies, Inc.	95,854	12,490,735
Alcon AG	170,864	15,710,945
Danaher Corp.	28,452	6,989,518
Elevance Health, Inc.	13,865	5,625,862
		40,817,060
Industrials - 16.0%
Copart, Inc. *	257,126	13,234,275
Deere & Co.	21,786	8,816,576
Ferguson Enterprises, Inc.	60,906	11,982,646
PACCAR, Inc.	175,098	18,259,220
Parker-Hannifin Corp.	23,112	14,654,626
		66,947,343
Information Technology - 13.7%
Accenture PLC, Class A	38,045	13,118,677
Analog Devices, Inc.	73,358	16,366,903
Keysight Technologies, Inc. *	94,253	14,044,640
Texas Instruments, Inc.	67,982	13,811,223
		57,341,443
Total Common Stocks
(Cost $218,136,867)		409,210,636
SHORT-TERM INVESTMENTS - 1.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.82%	8,085,826	8,085,826

Total Short-Term Investments
(Cost $8,085,826)		8,085,826
TOTAL INVESTMENTS - 99.8%
(Cost $226,222,693**)		417,296,462
NET OTHER ASSETS AND
LIABILITIES - 0.2%		817,526
TOTAL NET ASSETS - 100.0%		$418,113,988

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $227,204,185.
(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Sustainable Equity Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 98.5%
Communication Service - 6.7%
Alphabet, Inc., Class C	3,819	$659,503

Consumer Discretionary - 9.5%
Amazon.com, Inc. *	1,972	367,581
Home Depot, Inc.	593	233,494
McDonald's Corp.	250	73,027
TJX Cos., Inc.	2,325	262,795
		936,897
Consumer Staples - 6.1%
Costco Wholesale Corp.	572	500,031
Target Corp.	666	99,927
		599,958
Financials - 16.7%
Blackrock, Inc.	208	204,054
Charles Schwab Corp.	2,316	164,042
JPMorgan Chase & Co.	1,462	324,447
Progressive Corp.	1,307	317,379
U.S. Bancorp	5,186	250,536
Visa, Inc., Class A	1,353	392,167
		1,652,625
Health Care - 16.3%
Agilent Technologies, Inc.	1,850	241,074
Danaher Corp.	1,084	266,295
Eli Lilly & Co.	793	657,984
UnitedHealth Group, Inc.	647	365,231
Vertex Pharmaceuticals, Inc. *	166	79,013
		1,609,597
Industrials - 4.3%
Equifax, Inc.	772	204,596
Union Pacific Corp.	506	117,427
United Parcel Service, Inc., Class B	770	103,226
		425,249
Information Technology - 29.5%
Computers & Peripherals - 4.6%
Apple, Inc.	2,000	451,820
Electronic Equipment, Instruments & Components - 3.6%
Keysight Technologies, Inc. *	1,105	164,656
TE Connectivity PLC	1,331	196,216
		360,872
IT Services - 2.8%
Accenture PLC, Class A	791	272,753
Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc.	952	212,401
QUALCOMM, Inc.	1,347	219,251
Texas Instruments, Inc.	1,243	252,528
		684,180
Software - 11.6%
Microsoft Corp.	1,888	767,189
Oracle Corp.	2,283	383,178
		1,150,367
		2,919,992
Materials - 5.2%
Ecolab, Inc.	916	225,089
Linde PLC	644	293,760
		518,849
Utilities - 4.2%
NextEra Energy, Inc.	5,263	417,093

Total Common Stocks
(Cost $7,210,489)		9,739,763

SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.82%	146,854	146,854

Total Short-Term Investments
(Cost $146,854)		146,854

TOTAL INVESTMENTS - 100.0%
(Cost $7,357,343**)		9,886,617
NET OTHER ASSETS AND LIABILITIES – (0.0)%		(3,372)
TOTAL NET ASSETS - 100.0%		$9,883,245

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $7,453,414.
(A)	7-day yield.

PLC	Public Limited Company.

Mid Cap Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 94.1%
Communication Services - 5.4%
Liberty Broadband Corp., Class C *	622,194	$50,285,719
Liberty Media Corp.-Liberty Formula
One, Class A *	454,863	33,769,029
Liberty Media Corp.-Liberty Formula
One, Class C *	215,397	17,197,297
		101,252,045
Consumer Discretionary - 16.7%
Asbury Automotive Group, Inc. *	172,468	39,295,109
CarMax, Inc. *	392,029	28,375,059
Floor & Decor Holdings, Inc., Class A *	492,346	50,736,255
Lithia Motors, Inc.	130,221	43,281,554
Ross Stores, Inc.	727,274	101,614,723
Thor Industries, Inc.	505,848	52,648,660
		315,951,360
Consumer Staples - 4.6%
Brown-Forman Corp., Class B	872,944	38,435,724
Dollar Tree, Inc. *	743,220	48,041,741
		86,477,465
Financials - 22.4%
Arch Capital Group Ltd. *	1,551,095	152,875,923
Brookfield Asset Management Ltd.,
Class A (B)	870,542	46,173,548
Brown & Brown, Inc.	876,095	91,674,581
Cullen/Frost Bankers, Inc.	173,504	22,095,734
Glacier Bancorp, Inc.	473,873	24,712,477
Moelis & Co., Class A	557,374	37,009,634
W.R. Berkley Corp.	829,081	47,398,561
		421,940,458
Health Care - 5.5%
Labcorp Holdings, Inc.	251,827	57,484,549
Waters Corp. *	141,445	45,702,294
		103,186,843
Industrials - 17.0%
Armstrong World Industries, Inc.	262,637	36,650,993
Carlisle Cos., Inc.	193,633	81,757,662
Copart, Inc. *	1,484,949	76,430,325
Expeditors International of Washington,
Inc.	244,537	29,099,903
Graco, Inc.	227,887	18,561,396
PACCAR, Inc.	749,764	78,185,390
		320,685,669
Information Technology - 22.5%
Amphenol Corp., Class A	1,111,848	74,516,053
Arista Networks, Inc. *	148,735	57,477,153
CDW Corp.	267,359	50,324,985
Gartner, Inc. *	251,412	126,334,530
Microchip Technology, Inc.	363,078	26,639,033
MKS Instruments, Inc.	435,809	43,288,908
Teledyne Technologies, Inc. *	101,973	46,430,346
		425,011,008
Total Common Stocks
(Cost $1,313,830,562)		1,774,504,848
SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.82%	109,277,821	109,277,821
State Street Navigator Securities Lending Government Money Market Portfolio (A) (C), 4.86%	40,191,635	40,191,635
Total Short-Term Investments
(Cost $149,469,456)		149,469,456

TOTAL INVESTMENTS - 102.0%
(Cost $1,463,300,018**)		1,923,974,304
NET OTHER ASSETS AND LIABILITIES - (2.0%)		(38,476,894)
TOTAL NET ASSETS - 100.0%		$1,885,497,410

**	Aggregate cost for Federal tax purposes was $1,463,988,367.
*	Non-income producing.
(B)	All or a portion of these securities, with an aggregate fair value of $38,759,351, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(A)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Small Cap Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 93.7%
Communication Service - 3.4%
Cogent Communications Holdings, Inc.	80,357	$6,450,256
Consumer Discretionary - 9.9%
Ollie's Bargain Outlet Holdings, Inc. *	27,727	2,546,170
OneSpaWorld Holdings Ltd.	421,740	7,384,667
Revolve Group, Inc. *	117,152	2,907,713
Shake Shack, Inc., Class A *	38,619	4,698,774
VF Corp.	48,514	1,004,725
		18,542,049
Consumer Staples - 8.4%
Edgewell Personal Care Co.	100,196	3,501,850
Hain Celestial Group, Inc. *	361,583	3,156,620
Primo Water Corp.	147,030	3,856,597
Simply Good Foods Co. *	159,020	5,352,613
		15,867,680
Energy - 1.6%
Chord Energy Corp.	23,269	2,910,952
Financials - 9.2%
Axis Capital Holdings Ltd.	53,982	4,224,631
Baldwin Insurance Group, Inc. *	63,707	2,947,086
Moelis & Co., Class A	45,215	3,002,276
Texas Capital Bancshares, Inc. *	48,282	3,715,300
Western Alliance Bancorp	40,890	3,402,457
		17,291,750
Health Care - 9.9%
Encompass Health Corp.	84,290	8,383,484
Globus Medical, Inc., Class A *	39,671	2,917,405
HealthEquity, Inc. *	57,101	4,867,860
Option Care Health, Inc. *	108,042	2,489,288
		18,658,037
Industrials - 19.8%
Carlisle Cos., Inc.	13,336	5,630,859
Core & Main, Inc., Class A *	137,311	6,080,131
Crane Co.	34,627	5,446,135
Hayward Holdings, Inc. *	253,577	4,123,162
Hillman Solutions Corp. *	88,342	936,425
Legalzoom.com, Inc. *	165,705	1,189,762
Leonardo DRS, Inc. *	130,693	3,929,939
Mueller Water Products, Inc., Class A	87,599	1,891,262
Saia, Inc. *	6,680	3,263,915
WillScot Holdings Corp. *	145,006	4,805,499
		37,297,089
Information Technology - 21.6%
Box, Inc., Class A *	185,404	5,888,431
Ciena Corp. *	85,037	5,400,700
CommVault Systems, Inc. *	23,119	3,610,957
Confluent, Inc., Class A *	157,586	4,124,026
Crane NXT Co.	50,000	2,713,500
CTS Corp.	71,055	3,516,512
Entegris, Inc.	40,040	4,192,588
FormFactor, Inc. *	71,640	2,720,887
JFrog Ltd. *	60,981	1,779,425
Power Integrations, Inc.	62,511	3,777,540
Workiva, Inc. *	35,945	2,866,973
		40,591,539
Materials - 9.9%
Huntsman Corp.	64,478	1,418,516
Olin Corp.	78,250	3,210,597
Scotts Miracle-Gro Co.	63,890	5,557,152
Summit Materials, Inc., Class A *	176,792	8,381,710
		18,567,975

Total Common Stocks
(Cost $121,556,224)		176,177,327
SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class (A), 4.82%	11,927,219	11,927,219

Total Short-Term Investments
(Cost $11,927,219)		11,927,219
TOTAL INVESTMENTS - 100.1%
(Cost $133,483,443**)		188,104,546
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(100,156)
TOTAL NET ASSETS - 100.0%		$188,004,390

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $135,569,516.
(A)	7-day yield.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

International Stock Fund Portfolio of Investments

	Shares	Value (Note 2, 3)
COMMON STOCKS - 97.8%
Australia - 1.8%
Treasury Wine Estates Ltd. (A)	29,209	$216,202

Brazil - 1.4%
Itau Unibanco Holding SA, ADR	27,642	167,234

Canada - 5.2%
Cameco Corp.	5,494	286,897
Canadian Pacific Kansas City Ltd.	2,319	178,934
Manulife Financial Corp.	5,519	161,210
		627,041
China - 8.3%
Alibaba Group Holding Ltd., ADR	3,562	349,005
Ping An Insurance Group Co. of China Ltd., Class H (A)	42,878	266,182
Tencent Holdings Ltd. (A)	7,440	387,087
		1,002,274
Denmark - 1.1%
Genmab AS * (A)	599	133,682

France - 8.4%
Air Liquide SA (A)	806	144,431
Airbus SE (A)	2,104	320,626
Hermes International SCA (A)	65	147,577
LVMH Moet Hennessy Louis Vuitton SE (A)	212	140,669
STMicroelectronics NV	5,208	141,345
Worldline SA * (A) (B)	18,805	130,700
		1,025,348
Germany - 12.0%
adidas AG (A)	1,094	260,820
Deutsche Telekom AG (A)	13,516	409,278
KION Group AG (A)	6,030	233,752
SAP SE, ADR	914	213,547
Siemens AG (A)	1,123	217,993
Symrise AG (A)	1,012	121,851
		1,457,241
Hong Kong - 2.4%
AIA Group Ltd. (A)	36,544	290,788

India - 7.6%
HDFC Bank Ltd., ADR	5,616	353,976
Infosys Ltd., ADR (C)	10,632	222,315
Larsen & Toubro Ltd., GDR (A)	8,010	344,295
		920,586
Ireland - 2.4%
Kerry Group PLC, Class A (A)	2,977	296,369

Israel - 1.7%
CyberArk Software Ltd. *	744	205,731

Italy - 1.1%
Ferrari NV	277	131,819

Japan - 18.1%
CyberAgent, Inc. (A)	28,684	187,442
Daiichi Sankyo Co. Ltd. (A)	6,800	220,000
Keyence Corp. (A)	317	142,150
Lasertec Corp. (A)	1,000	149,286
Mitsubishi UFJ Financial Group, Inc. (A)	15,500	161,814
Murata Manufacturing Co. Ltd. (A)	9,364	162,942
NIDEC Corp. (A)	6,600	131,112
Pan Pacific International Holdings Corp. (A)	11,300	280,288
Shin-Etsu Chemical Co. Ltd. (A)	3,800	140,650
Shiseido Co. Ltd. (A)	6,100	128,365
Sony Group Corp. (A)	12,730	223,797
Toray Industries, Inc. (A)	48,479	263,443
		2,191,289
Mexico - 5.1%
Fomento Economico Mexicano SAB de CV, ADR	1,600	155,024
Grupo Mexico SAB de CV, Series B	48,049	252,113
Wal-Mart de Mexico SAB de CV, ADR (C)	7,574	208,058
		615,195
Netherlands - 3.0%
ASML Holding NV	322	216,561
NXP Semiconductors NV	612	143,514
		360,075
Norway - 1.3%
Norsk Hydro ASA (A)	26,654	164,171

Switzerland - 6.4%
Lonza Group AG (A)	437	270,310
Nestle SA (A)	1,225	115,836
Partners Group Holding AG (A)	166	230,218
Sika AG (A)	586	163,473
		779,837
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,419	270,376

United Kingdom - 8.3%
AstraZeneca PLC (A)	2,232	317,328
Diageo PLC (A)	4,253	132,607
Prudential PLC (A)	21,164	174,380
Shell PLC (A)	7,029	233,821
Wise PLC, Class A * (A)	15,687	143,869
		1,002,005

Total Common Stocks ( Cost $11,787,008 )		11,857,263
Short-Term Investments - 5.4%

United States - 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.82% (D)	213,453	213,453
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (D) (E)	434,429	434,429
		647,882

Total Short-Term Investments ( Cost $647,882 )		647,882

TOTAL INVESTMENTS - 103.2% ( Cost $12,434,890** )		12,505,145
NET OTHER ASSETS AND LIABILITIES - (3.2%)		(384,005)

TOTAL NET ASSETS - 100.0%		$12,121,140

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $12,534,174.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	All or a portion of these securities, with an aggregate fair value of $421,744, are on loan as part of a securities lending program. See footnote (E) and Note 11 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Assets and Liabilities as of October 31, 2024

	Conservative	Moderate	Aggressive	Diversified	Tax-Free	Tax-Free	High Quality	Core
	Allocation	Allocation	Allocation	Income	Virginia	National	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$25,975,288	$62,713,415	$42,644,614	$30,985,404	$16,504,027	$17,224,298	$64,394,402	$196,061,401
Investments in affiliated securities, at fair value1‡	19,769,685	34,941,366	15,806,344	108,281,935	—	—	—	—
Cash	—	—	—	—	—	43,473	—	8
Receivables:
Investments sold	—	—	—	—	102,128	—	—	—
Fund shares sold	1,749	1,968	3,734	2,866	—	—	681	187,132
Dividends and Interest	53,132	74,088	22,529	45	211,001	227,298	526,294	1,464,426
Total assets	45,799,854	97,730,837	58,477,221	139,270,250	16,817,156	17,495,069	64,921,377	197,712,967
Liabilities:
Payables:
Investments purchased	—	—	—	—	—	—	1,002,846	—
Fund shares repurchased	18,466	19,868	909	31,290	65,161	1,708	58,667	92,435
Upon return of securities loaned	2,651,855	5,311,220	4,230,319	1,518,125	—	—	2,317,770	1,115,975
Advisory agreement fees	7,453	16,005	9,375	23,638	7,214	5,981	15,569	64,898
Administrative services agreement fees	9,316	20,008	11,720	23,638	5,049	5,233	8,751	12,693
Distribution fees - Class C	8,123	3,648	1,359	13,640	—	—	—	—
Shareholder service fees	8,935	18,697	10,867	32,267	—	—	—	6,135
Due to Custodian	—	—	—	—	15,957	—	—	—
Dividends	—	—	—	2,299	1,033	3,463	—	327,978
Total liabilities	2,704,148	5,389,446	4,264,549	1,644,897	94,414	16,385	3,403,603	1,620,114
Net assets applicable to outstanding capital stock	$43,095,706	$92,341,391	$54,212,672	$137,625,353	$16,722,742	$17,478,684	$61,517,774	$196,092,853
Net assets consist of:
Paid-in capital	$45,496,819	$83,542,750	$45,792,411	$133,179,613	$17,432,195	$17,883,367	$68,036,479	$220,166,244
Accumulated distributable earnings (loss)	(2,401,113)	8,798,641	8,420,261	4,445,740	(709,453)	(404,683)	(6,518,705)	(24,073,391)
Net Assets	$43,095,706	$92,341,391	$54,212,672	$137,625,353	$16,722,742	$17,478,684	$61,517,774	$196,092,853

Class A Shares:
Net Assets	$30,554,605	$86,640,312	$52,115,692	$116,186,822				$29,007,213
Shares of beneficial interest outstanding	3,130,205	7,768,494	4,392,769	8,964,271				3,216,781
Net Asset Value and redemption price per share	$9.76	$11.15	$11.86	$12.96				$9.02
Sales charge of offering price[2]	0.60	0.68	0.72	0.79				0.43
Maximum offering price per share	$10.36	$11.83	$12.58	$13.75				$9.45
Class C Shares:
Net Assets	$12,541,101	$5,701,079	$2,096,980	$21,438,531
Shares of beneficial interest outstanding	1,262,370	517,220	184,152	1,633,242
Net Asset Value and redemption price per share[3]	$9.93	$11.02	$11.39	$13.13
Class Y Shares:
Net Assets					$16,722,742	$17,478,684	$47,051,290	$5,320,214
Shares of beneficial interest outstanding					1,560,337	1,748,804	4,520,513	593,585
Net Asset Value and redemption price per share[3]					$10.72	$9.99	$10.41	$8.96
Class I Shares:
Net Assets							$14,466,484	$59,133,902
Shares of beneficial interest outstanding							1,380,358	6,627,972
Net Asset Value and redemption price per share[3]							$10.48	$8.92
Class R6 Shares:
Net Assets								$102,631,524
Shares of beneficial interest outstanding								11,509,205
Net Asset Value and redemption price per share[3]								$8.92

† Cost of Investments in unaffiliated securities	$24,847,800	$57,717,028	$38,415,576	$29,666,140	$17,091,830	$17,585,107	$65,892,002	$207,362,721
‡ Cost of investments in affiliated securities[1]	$21,035,611	$33,524,677	$13,409,574	$106,306,681	$—	$—	$—	$—
§ Fair Value of securities on loan	$2,582,109	$5,171,249	$4,115,778	$1,482,579	$—	$—	$2,268,742	$1,090,904

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds and 4.50% for the Core Bond Fund.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Assets and Liabilities as of October 31, 2024 - concluded

	Covered Call &	Dividend		Sustainable
	Equity Income	Income	Investors	Equity	Mid-Cap	Small Cap	International Stock
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$255,259,653	$149,069,994	$417,296,462	$9,886,617	$1,923,974,304	$188,104,546	$12,505,145
Investments in affiliated securities, at fair value1‡	—	—	—	—	—	—	—
Foreign currency (cost of $6,935) (Note 2)	—	—	—	—	—	—	6,605
Receivables:
Fund shares sold	327,933	342,257	610,690	—	4,058,917	77,840	971
Dividends and Interest	184,300	303,786	652,831	3,568	57,091	4,004	62,446
Total assets	255,771,886	149,716,037	418,559,983	9,890,185	1,928,090,312	188,186,390	12,575,167
Liabilities:
Payables:
Fund shares repurchased	42,500	661,197	115,854	—	1,061,102	8,361	2,460
Upon return of securities loaned	—	—	—	—	40,191,635	—	434,429
Advisory agreement fees	185,576	90,623	253,594	6,061	1,117,228	142,171	11,181
Administrative services agreement fees	25,076	23,306	52,552	879	204,203	30,625	3,194
Distribution fees - Class C	10,730	—	—	—	—	—	—
Shareholder service fees	8,279	10,877	23,995	—	18,734	843	2,447
Due to Custodian	—	—	—	—	—	—	316
Options written, at value (premium received $4,156,187)	3,534,139	—	—	—	—	—	—
Total liabilities	3,806,300	786,003	445,995	6,940	42,592,902	182,000	454,027
Net assets applicable to outstanding capital stock	$251,965,586	$148,930,034	$418,113,988	$9,883,245	$1,885,497,410	$188,004,390	$12,121,140
Net assets consist of:
Paid-in capital	$264,453,547	$96,891,830	$205,554,469	$8,131,479	$1,328,478,423	$118,729,649	$12,988,729
Accumulated distributable earnings (loss)	(12,487,961)	52,038,204	212,559,519	1,751,766	557,018,987	69,274,741	(867,589)
Net Assets	$251,965,586	$148,930,034	$418,113,988	$9,883,245	$1,885,497,410	$188,004,390	$12,121,140

Class A Shares:
Net Assets	$21,991,308	$52,719,897	$112,453,797		$88,044,427	$4,014,350	$11,513,551
Shares of beneficial interest outstanding	2,336,968	1,811,097	3,719,869		5,611,347	341,535	1,228,673
Net Asset Value and redemption price per share	$9.41	$29.11	$30.23		$15.69	$11.75	$9.37
Sales charge of offering price[2]	0.57	1.78	1.84		0.96	0.72	0.57
Maximum offering price per share	$9.98	$30.89	$32.07		$16.65	$12.47	$9.94
Class C Shares:
Net Assets	$16,634,745
Shares of beneficial interest outstanding	2,024,683
Net Asset Value and redemption price per share[3]	$8.22
Class Y Shares:
Net Assets	$37,801,305	$69,409,276	$131,141,993	$152,769	$479,997,706	$168,664,044	$607,589
Shares of beneficial interest outstanding	3,814,088	2,383,195	4,322,910	13,656	28,117,602	14,068,694	65,349
Net Asset Value and redemption price per share[3]	$9.91	$29.12	$30.34	$11.19	$17.07	$11.99	$9.30
Class I Shares:
Net Assets	$174,678,283	$24,274,112	$107,830,920	$9,730,476	$987,984,306	$14,828,103
Shares of beneficial interest outstanding	17,612,869	833,991	3,571,976	870,057	57,734,204	1,233,197
Net Asset Value and redemption price per share[3]	$9.92	$29.11	$30.19	$11.18	$17.11	$12.02
Class R6 Shares:
Net Assets	$859,945	$2,526,749	$66,687,278		$329,470,971	$497,893
Shares of beneficial interest outstanding	84,838	86,801	2,183,083		18,723,051	41,303
Net Asset Value and redemption price per share[3]	$10.14	$29.11	$30.55		$17.60	$12.05

† Cost of Investments in unaffiliated securities	$274,586,354	$110,360,228	$226,222,693	$7,357,343	$1,463,300,018	$133,483,443	$12,434,890
‡ Cost of investments in affiliated securities	$—	$—	$—	$—	$—	$—	$—
§ Fair Value of securities on loan	$—	$—	$—	$—	$38,759,351	$—	$421,744

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Covered Call & Equity Income, Dividend Income, Investors, Mid Cap, Small Cap and International Stock funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Operations for the Year Ended October 31, 2024

				Diversified	Tax-Free	Tax-Free	High Quality	Core
	Conservative	Moderate	Aggressive	Income	Virginia	National	Bond	Bond
	Allocation Fund	Allocation Fund	Allocation Fund	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest	$82,508	$194,327	$114,643	$144,085	$486,671	$517,241	$2,003,158	$7,919,644
Dividends
Unaffiliated issuers	870,728	1,836,312	1,083,205	1,217,301	—	—	—	—
Affiliated issuers[1]	570,635	827,808	265,822	7,785,875	—	—	—	—
Less: Foreign taxes withheld/reclaimed	—	—	—	—	—	—	—	—
Income from securities lending	4,917	13,226	8,933	64,997	—	—	8,740	3,445
Total investment income	1,528,788	2,871,673	1,472,603	9,212,258	486,671	517,241	2,011,898	7,923,089
Expenses:[2]
Advisory agreement fees	89,059	191,611	110,318	283,023	85,322	71,080	180,522	740,044
Administrative services agreement fees	111,323	239,514	137,898	283,023	59,725	62,195	101,743	148,652
Trustee fees	3,724	8,033	4,584	11,912	1,422	1,482	4,986	15,763
Distribution fees - Class C	95,424	43,620	16,091	159,300	—	—	—	—
Shareholder service fees - Class A	77,962	219,785	129,153	297,783	—	—	—	74,968
Shareholder service fees - Class C	31,808	14,540	5,364	53,100	—	—	—	—
Other expenses	97	211	122	310	38	39	136	426
Total expenses	409,397	717,314	403,530	1,088,451	146,507	134,796	287,387	979,853
Net Investment Income	1,119,391	2,154,359	1,069,073	8,123,807	340,164	382,445	1,724,511	6,943,236
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	283,253	1,798,287	1,090,650	1,501,815	(5,034)	(22,466)	(670,019)	(3,597,252)
Affiliated issuers[1]	112,026	246,748	243,976	(99,139)	—	—	—	—
Capital gain distributions received from underlying funds
Affiliated issuers[1]	309,020	963,660	658,396	367,775	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	2,412,863	6,677,553	5,101,070	1,239,705	834,117	787,256	2,902,681	15,537,583
Affiliated Issuers[1]	1,546,252	3,414,622	1,785,399	6,746,086	—	—	—	—
Net Realized and Unrealized Gain on Investments	4,663,414	13,100,870	8,879,491	9,756,242	829,083	764,790	2,232,662	11,940,331
Net Increase in Net Assets from Operations	$5,782,805	$15,255,229	$9,948,564	$17,880,049	$1,169,247	$1,147,235	$3,957,173	$18,883,567

[1]	See Note 14 for information on affiliated issuers.
[2]	See Note 5 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Operations for the Year Ended October 31, 2024 - concluded

	Covered Call &			Sustainable
	Equity Income	Dividend Income	Investors	Equity	Mid-Cap	Small Cap	International Stock
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest	$3,831,109	$99,877	$659,176	$11,275	$5,856,185	$518,646	$10,729
Dividends
Unaffiliated issuers	3,987,913	5,024,150	4,349,723	139,607	11,438,284	1,483,594	248,919
Affiliated issuers[1]	—	—	—	—	—	—	—
Less: Foreign taxes withheld/reclaimed	(23,100)	—	(13,401)	(519)	(82,593)	(16,991)	(22,502)
Income from securities lending	572	8,452	3,701	8	21,214	1,835	1,762
Total investment income	7,796,494	5,132,479	4,999,199	150,371	17,233,090	1,987,084	238,908
Expenses:[2]
Advisory agreement fees	2,158,124	1,183,103	2,825,823	68,324	9,855,137	1,604,722	133,791
Administrative services agreement fees	295,455	294,386	579,052	9,890	1,886,949	346,527	38,226
Trustee fees	21,093	14,952	32,801	789	99,949	14,840	1,071
Distribution fees - Class C	121,721	—	—	—	—	—	—
Shareholder service fees - Class A	55,267	127,184	269,129	—	204,159	9,680	29,946
Shareholder service fees - Class C	40,574	—	—	—	—	—	—
Other expenses	556	357	909	22	3,433	398	28
Total expenses	2,692,790	1,619,982	3,707,714	79,025	12,049,627	1,976,167	203,062
Net Investment Income	5,103,704	3,512,497	1,291,485	71,346	5,183,463	10,917	35,846
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	(3,591,871)	—	—	—	—	—	—
Options written	6,218,882	—	—	—	—	—	—
Unaffiliated issuers	10,810,480	14,910,125	21,811,552	19,077	92,580,444	18,708,098	207,829
Affiliated issuers[1]	—	—	—	—	—	—	—
Capital gain distributions received from underlying funds
Affiliated issuers	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options written	(404,092)	—	—	—	—	—	—
Unaffiliated issuers	8,638,828	15,739,058	75,613,657	2,445,136	151,051,194	37,899,373	1,907,886
Affiliated Issuers[1]	—	—	—	—	—	—	—
Net Realized and Unrealized Gain on Investments	21,672,227	30,649,183	97,425,209	2,464,213	243,631,638	56,607,471	2,115,715
Net Increase in Net Assets from Operations	$26,775,931	$34,161,680	$98,716,694	$2,535,559	$248,815,101	$56,618,388	$2,151,561

[1]	See Note 14 for information on affiliated issuers.
[2]	See Note 5 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
Year Ended October 31,	2024	2023	2024	2023	2024	2023
Net Assets at beginning of period	$43,068,158	$50,698,246	$90,736,221	$102,432,212	$50,844,640	$53,196,313
Increase (decrease) in net assets from operations:
Net investment income (loss)	1,119,391	985,668	2,154,359	1,911,493	1,069,073	922,054
Net realized gain (loss)	704,299	(960,426)	3,008,695	(177,877)	1,993,022	295,395
Net change in unrealized appreciation (depreciation)	3,959,115	828,975	10,092,175	1,230,466	6,886,469	784,122
Net increase (decrease) in net assets from operations	5,782,805	854,217	15,255,229	2,964,082	9,948,564	2,001,571
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(839,705)	(736,870)	(1,934,212)	(1,270,119)	(986,302)	(604,964)
Class B1	—	(6,339)	—	(23,787)	—	(11,337)
Class C	(234,687)	(192,312)	(81,838)	(45,348)	(24,923)	(13,768)
Total distributions	(1,074,392)	(935,521)	(2,016,050)	(1,339,254)	(1,011,225)	(630,069)
Capital Stock transactions:
Class A Shares
Shares sold	1,124,442	2,691,641	3,578,914	5,978,139	2,362,924	4,081,361
Issued to shareholders in reinvestment of distributions	838,187	735,740	1,929,329	1,266,452	985,451	604,612
Shares redeemed	(5,274,909)	(7,898,219)	(16,527,990)	(16,061,858)	(8,711,190)	(5,979,015)
Net increase (decrease) from capital stock transactions	(3,312,280)	(4,470,838)	(11,019,747)	(8,817,267)	(5,362,815)	(1,293,042)
Class B Shares[1]
Shares sold	—	—	—	136	—	—
Issued to shareholders in reinvestment of distributions	—	6,339	—	23,787	—	11,337
Shares redeemed	—	(1,363,629)	—	(3,694,652)	—	(2,050,380)
Net increase (decrease) from capital stock transactions	—	(1,357,290)	—	(3,670,729)	—	(2,039,043)
Class C Shares
Shares sold	24,965	112,654	238,501	96,934	52,699	32,926
Issued to shareholders in reinvestment of distributions	234,687	192,312	81,838	45,348	24,923	13,768
Shares redeemed	(1,628,237)	(2,025,622)	(934,601)	(975,105)	(284,114)	(437,784)
Net increase (decrease) from capital stock transactions	(1,368,585)	(1,720,656)	(614,262)	(832,823)	(206,492)	(391,090)
Total increase (decrease) from capital stock transactions	(4,680,865)	(7,548,784)	(11,634,009)	(13,320,819)	(5,569,307)	(3,723,175)
Total increase (decrease) in net assets	27,548	(7,630,088)	1,605,170	(11,695,991)	3,368,032	(2,351,673)
Net Assets at end of period	$43,095,706	$43,068,158	$92,341,391	$90,736,221	$54,212,672	$50,844,640
Capital Share transactions:
Class A Shares
Shares sold	117,061	292,526	333,691	600,051	208,301	398,580
Issued to shareholders in reinvestment of distributions	87,076	80,928	185,157	131,239	90,493	61,134
Shares redeemed	(549,279)	(862,523)	(1,534,482)	(1,612,376)	(763,858)	(584,751)
Net increase (decrease) from capital shares transactions	(345,142)	(489,069)	(1,015,634)	(881,086)	(465,064)	(125,037)
Class B Shares[1]
Shares sold	—	—	—	14	—	—
Issued to shareholders in reinvestment of distributions	—	693	—	2,480	—	1,189
Shares redeemed	—	(145,166)	—	(373,956)	—	(207,173)
Net increase (decrease) from capital shares transactions	—	(144,473)	—	(371,462)	—	(205,984)
Class C Shares
Shares sold	2,569	12,332	22,394	9,797	5,011	3,332
Issued to shareholders in reinvestment of distributions	23,974	20,796	7,899	4,724	2,371	1,442
Shares redeemed	(170,192)	(217,351)	(87,289)	(98,599)	(25,716)	(44,006)
Net increase (decrease) in shares outstanding	(143,649)	(184,223)	(56,996)	(84,078)	(18,334)	(39,232)

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Changes in Net Assets - continued

	Diversified Income Fund		Tax-Free Virginia Fund		Tax-Free National Fund
Year Ended October 31,	2024	2023	2024	2023	2024	2023
Net Assets at beginning of period	$140,229,091	$161,841,486	$16,575,085	$17,745,739	$17,114,330	$17,620,800
Increase (decrease) in net assets from operations:
Net investment income (loss)	8,123,807	3,169,645	340,164	326,575	382,445	359,762
Net realized gain (loss)	1,770,451	16,701,621	(5,034)	(3,104)	(22,466)	(23,159)
Net change in unrealized appreciation (depreciation)	7,985,791	(21,608,060)	834,117	(180,392)	787,256	(131,162)
Net increase (decrease) in net assets from operations	17,880,049	(1,736,794)	1,169,247	143,079	1,147,235	205,441
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(21,591,879)	(10,809,345)	—	—	—	—
Class B1	—	(149,845)	—	—	—	—
Class C	(3,525,283)	(1,631,141)	—	—	—	—
Class Y	—	—	(338,816)	(325,626)	(382,340)	(484,508)
Total distributions	(25,117,162)	(12,590,331)	(338,816)	(325,626)	(382,340)	(484,508)
Capital Stock transactions:
Class A Shares
Shares sold	1,327,885	6,374,140
Issued to shareholders in reinvestment of distributions	21,457,591	10,752,704
Shares redeemed	(20,366,378)	(21,466,075)
Net increase (decrease) from capital stock transactions	2,419,098	(4,339,231)
Class B Shares[1]
Shares sold	—	—
Issued to shareholders in reinvestment of distributions	—	149,845
Shares redeemed	—	(2,855,529)
Net increase (decrease) from capital stock transactions	—	(2,705,684)
Class C Shares
Shares sold	1,441,637	1,398,950
Issued to shareholders in reinvestment of distributions	3,525,283	1,631,108
Shares redeemed	(2,752,643)	(3,270,413)
Net increase (decrease) from capital stock transactions	2,214,277	(240,355)
Class Y Shares
Shares sold			73,064	325,524	48,204	374,081
Issued to shareholders in reinvestment of distributions			326,345	314,288	342,563	439,238
Shares redeemed			(1,082,183)	(1,627,919)	(791,308)	(1,040,722)
Net increase (decrease) from capital stock transactions			(682,774)	(988,107)	(400,541)	(227,403)
Total increase (decrease) from capital stock transactions	4,633,375	(7,285,270)	(682,774)	(988,107)	(400,541)	(227,403)
Total increase (decrease) in net assets	(2,603,738)	(21,612,395)	147,657	(1,170,654)	364,354	(506,470)
Net Assets at end of period	$137,625,353	$140,229,091	$16,722,742	$16,575,085	$17,478,684	$17,114,330
Capital Share transactions:
Class A Shares
Shares sold	101,496	432,410
Issued to shareholders in reinvestment of distributions	1,656,435	740,491
Shares redeemed	(1,553,011)	(1,483,158)
Net increase (decrease) from capital shares transactions	204,920	(310,257)
Class B Shares[1]
Shares sold	—	—
Issued to shareholders in reinvestment of distributions	—	10,174
Shares redeemed	—	(190,334)
Net increase (decrease) from capital shares transactions	—	(180,160)
Class C Shares
Shares sold	106,938	94,879
Issued to shareholders in reinvestment of distributions	268,884	111,138
Shares redeemed	(204,553)	(225,141)
Net increase (decrease) in shares outstanding	171,269	(19,124)
Class Y Shares
Shares sold			6,804	30,434	4,763	37,538
Issued to shareholders in reinvestment of distributions			30,417	29,576	34,099	44,095
Shares redeemed			(101,177)	(152,845)	(79,045)	(104,332)
Net increase (decrease) in shares outstanding			(63,956)	(92,835)	(40,183)	(22,699)

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Changes in Net Assets - continued

	High Quality Bond Fund		Core Bond Fund		Covered Call & Equity Income Fund
Year Ended October 31,	2024	2023	2024	2023	2024	2023
Net Assets at beginning of period	$53,555,404	$76,785,728	$181,585,537	$179,795,322	$244,288,430	$135,198,709
Increase (decrease) in net assets from operations:
Net investment income (loss)	1,724,511	1,408,252	6,943,236	5,736,427	5,103,704	3,431,614
Net realized gain (loss)	(670,019)	(3,293,011)	(3,597,252)	(5,671,173)	13,437,491	14,184,707
Net change in unrealized appreciation (depreciation)	2,902,681	3,574,224	15,537,583	469,693	8,234,736	(7,720,108)
Net increase (decrease) in net assets from operations	3,957,173	1,689,465	18,883,567	534,947	26,775,931	9,896,213
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	—	—	(963,636)	(853,260)	(1,753,271)	(1,205,998)
Class B1	—	—	—	(881)	—	—
Class C	—	—	—	—	(1,431,825)	(856,454)
Class Y	(1,288,219)	(1,097,908)	(212,476)	(204,780)	(3,775,564)	(3,295,749)
Class I	(398,668)	(281,440)	(2,030,406)	(1,643,723)	(12,761,040)	(7,834,925)
Class R6	—	—	(3,555,734)	(3,046,353)	(82,462)	(95,856)
Total distributions	(1,686,887)	(1,379,348)	(6,762,252)	(5,748,997)	(19,804,162)	(13,288,982)
Capital Stock transactions:
Class A Shares
Shares sold			677,669	860,171	3,937,498	7,536,257
Issued to shareholders in reinvestment of distributions			950,092	842,123	1,690,012	1,157,932
Shares redeemed			(4,133,261)	(4,533,685)	(4,849,189)	(1,757,531)
Net increase (decrease) from capital stock transactions			(2,505,500)	(2,831,391)	778,321	6,936,658
Class B Shares[1]
Shares sold			—	—
Issued to shareholders in reinvestment of distributions			—	881
Shares redeemed			—	(259,260)
Net increase (decrease) from capital stock transactions			—	(258,379)
Class C Shares
Shares sold					3,308,936	6,790,275
Issued to shareholders in reinvestment of distributions					1,380,200	799,693
Shares redeemed					(2,342,152)	(1,410,491)
Net increase (decrease) from capital stock transactions					2,346,984	6,179,477
Class Y Shares
Shares sold	15,120,191	21,404,374	375,095	872,042	18,593,662	39,743,118
Issued to shareholders in reinvestment of distributions	1,188,877	1,018,024	191,280	175,012	3,606,025	3,138,173
Shares redeemed	(13,334,123)	(41,974,703)	(2,171,078)	(1,362,413)	(42,804,065)	(22,010,147)
Net increase (decrease) from capital stock transactions	2,974,945	(19,552,305)	(1,604,703)	(315,359)	(20,604,378)	20,871,144
Class I Shares
Shares sold	4,028,101	7,778,965	11,025,905	17,483,106	82,010,196	112,619,189
Issued to shareholders in reinvestment of distributions	398,668	281,440	1,922,222	1,552,119	12,760,484	7,834,876
Shares redeemed	(1,709,630)	(12,048,541)	(10,092,065)	(10,489,552)	(76,233,129)	(42,367,448)
Net increase (decrease) from capital stock transactions	2,717,139	(3,988,136)	2,856,062	8,545,673	18,537,551	78,086,617
Class R6 Shares
Shares sold			18,581,724	2,484,193	131,654	2,082,426
Issued to shareholders in reinvestment of distributions			98,287	77,433	82,462	95,856
Shares redeemed			(15,039,869)	(697,905)	(567,207)	(1,769,688)
Net increase (decrease) from capital stock transactions			3,640,142	1,863,721	(353,091)	408,594
Total increase (decrease) from capital stock transactions	5,692,084	(23,540,441)	2,386,001	7,004,265	705,387	112,482,490
Total increase (decrease) in net assets	7,962,370	(23,230,324)	14,507,316	1,790,215	7,677,156	109,089,721
Net Assets at end of period	$61,517,774	$53,555,404	$196,092,853	$181,585,537	$251,965,586	$244,288,430
Capital Share transactions:
Class A Shares
Shares sold			75,294	95,994	421,432	785,843
Issued to shareholders in reinvestment of distributions			105,792	94,974	180,948	123,785
Shares redeemed			(459,691)	(510,519)	(519,234)	(184,664)
Net increase (decrease) from capital shares transactions			(278,605)	(319,551)	83,146	724,964
Class B Shares[1]
Shares sold			—	—
Issued to shareholders in reinvestment of distributions			—	98
Shares redeemed			—	(28,766)
Net increase (decrease) from capital shares transactions			—	(28,668)

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Changes in Net Assets - continued

	High Quality Bond Fund		Core Bond Fund		Covered Call & Equity Income Fund
Year Ended October 31,	2024	2023	2024	2023	2024	2023
Class C Shares
Shares sold					399,739	801,083
Issued to shareholders in reinvestment of distributions					167,977	95,617
Shares redeemed					(285,193)	(166,623)
Net increase (decrease) in shares outstanding					282,523	730,077
Class Y Shares
Shares sold	1,462,617	2,092,042	41,967	98,288	1,888,146	3,990,393
Issued to shareholders in reinvestment of distributions	114,874	100,447	21,431	19,853	368,090	321,091
Shares redeemed	(1,293,405)	(4,135,130)	(243,557)	(153,024)	(4,400,619)	(2,214,734)
Net increase (decrease) in shares outstanding	284,086	(1,942,641)	(180,159)	(34,883)	(2,144,383)	2,096,750
Class I Shares
Shares sold	387,641	762,039	1,228,231	1,965,156	8,368,172	11,337,708
Issued to shareholders in reinvestment of distributions	38,257	27,560	216,196	176,906	1,300,815	800,066
Shares redeemed	(164,457)	(1,170,901)	(1,135,386)	(1,191,201)	(7,754,598)	(4,281,364)
Net increase (decrease) in shares outstanding	261,441	(381,302)	309,041	950,861	1,914,389	7,856,410
Class R6 Shares
Shares sold			2,076,996	281,358	13,153	204,420
Issued to shareholders in reinvestment of distributions			11,057	8,825	8,240	9,567
Shares redeemed			(1,730,107)	(81,600)	(56,708)	(172,387)
Net increase (decrease) in shares outstanding			357,946	208,583	(35,315)	41,600

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Changes in Net Assets - continued

	Dividend Income Fund		Investors Fund		Sustainable Equity
Year Ended October 31,	2024	2023	2024	2023	2024	2023
Net Assets at beginning of period	$197,520,501	$301,287,528	$333,251,378	$300,404,105	$8,058,672	$9,279,877
Increase (decrease) in net assets from operations:
Net investment income (loss)	3,512,497	5,720,585	1,291,485	682,073	71,346	81,744
Net realized gain (loss)	14,910,125	6,400,352	21,811,552	27,794,677	19,077	(644,177)
Net change in unrealized appreciation (depreciation)	15,739,058	(22,005,237)	75,613,657	13,700,734	2,445,136	1,011,443
Net increase (decrease) in net assets from operations	34,161,680	(9,884,300)	98,716,694	42,177,484	2,535,559	449,010
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(2,860,161)	(4,905,579)	(7,677,989)	(5,361,415)	—	—
Class Y	(5,054,599)	(14,496,468)	(8,573,541)	(5,634,351)	(937)	(384)
Class I	(2,203,122)	(5,077,817)	(7,275,766)	(4,540,678)	(86,959)	(52,927)
Class R6	(550,222)	(1,744,781)	(5,271,656)	(3,481,988)	—	—
Total distributions	(10,668,104)	(26,224,645)	(28,798,952)	(19,018,432)	(87,896)	(53,311)
Capital Stock transactions:
Class A Shares
Shares sold	797,271	816,977	3,411,398	2,476,334
Issued to shareholders in reinvestment of distributions	2,848,427	4,891,167	7,630,977	5,343,628
Shares redeemed	(6,734,953)	(5,326,138)	(11,218,364)	(8,996,900)
Net increase (decrease) from capital stock transactions	(3,089,255)	382,006	(175,989)	(1,176,938)
Class Y Shares
Shares sold	11,874,471	25,609,814	25,895,387	12,043,076	20,013	26,518
Issued to shareholders in reinvestment of distributions	4,925,453	14,302,840	7,829,873	5,142,831	937	384
Shares redeemed	(56,981,653)	(88,386,379)	(21,354,862)	(15,655,943)	(134)	(11,906)
Net increase (decrease) from capital stock transactions	(40,181,729)	(48,473,725)	12,370,398	1,529,964	20,816	14,996
Class I Shares
Shares sold	8,528,699	14,973,132	32,570,300	34,212,763	1,567,339	884,322
Issued to shareholders in reinvestment of distributions	2,180,144	5,025,920	7,087,145	4,415,273	86,959	52,927
Shares redeemed	(29,662,824)	(33,903,332)	(29,268,742)	(36,386,959)	(2,298,204)	(2,569,149)
Net increase (decrease) from capital stock transactions	(18,953,981)	(13,904,280)	10,388,703	2,241,077	(643,906)	(1,631,900)
Class R6 Shares
Shares sold	348,063	1,257,714	11,322,207	4,625,714
Issued to shareholders in reinvestment of distributions	159,794	215,685	5,271,656	3,481,988
Shares redeemed	(10,366,935)	(7,135,482)	(24,232,107)	(1,013,584)
Net increase (decrease) from capital stock transactions	(9,859,078)	(5,662,083)	(7,638,244)	7,094,118
Total increase (decrease) from capital stock transactions	(72,084,043)	(67,658,082)	14,944,868	9,688,221	(623,090)	(1,616,904)
Total increase (decrease) in net assets	(48,590,467)	(103,767,027)	84,862,610	32,847,273	1,824,573	(1,221,205)
Net Assets at end of period	$148,930,034	$197,520,501	$418,113,988	$333,251,378	$9,883,245	$8,058,672
Capital Share transactions:
Class A Shares
Shares sold	29,505	29,520	119,633	99,522
Issued to shareholders in reinvestment of distributions	106,342	176,849	288,621	236,026
Shares redeemed	(248,200)	(192,547)	(394,961)	(362,389)
Net increase (decrease) from capital shares transactions	(112,353)	13,822	13,293	(26,841)
Class Y Shares
Shares sold	439,594	915,937	930,821	479,994	1,835	3,005
Issued to shareholders in reinvestment of distributions	183,942	516,631	295,802	226,856	98	47
Shares redeemed	(2,116,801)	(3,223,770)	(745,573)	(633,711)	(14)	(1,327)
Net increase (decrease) in shares outstanding	(1,493,265)	(1,791,202)	481,050	73,139	1,919	1,725
Class I Shares
Shares sold	320,517	536,676	1,166,586	1,384,747	161,349	103,844
Issued to shareholders in reinvestment of distributions	81,507	181,712	269,268	195,626	9,106	6,478
Shares redeemed	(1,100,182)	(1,229,444)	(1,041,176)	(1,440,455)	(226,844)	(302,734)
Net increase (decrease) in shares outstanding	(698,158)	(511,056)	394,678	139,918	(56,389)	(192,412)
Class R6 Shares
Shares sold	12,859	46,642	407,765	182,271
Issued to shareholders in reinvestment of distributions	5,956	7,815	198,034	152,585
Shares redeemed	(391,925)	(263,169)	(838,754)	(41,854)
Net increase (decrease) in shares outstanding	(373,110)	(208,712)	(232,955)	293,002

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Changes in Net Assets - continued

	Mid Cap Fund		Small Cap Fund		International Stock Fund
Year Ended October 31,	2024	2023	2024	2023	2024	2023
Net Assets at beginning of period	$818,178,739	$681,139,846	$159,012,042	$183,678,969	$11,748,693	$11,700,503
Increase (decrease) in net assets from operations:
Net investment income (loss)	5,183,463	1,668,461	10,917	(305,219)	35,846	42,772
Net realized gain (loss)	92,580,444	11,986,430	18,708,098	(3,387,971)	207,829	(564,244)
Net change in unrealized appreciation (depreciation)	151,051,194	61,556,428	37,899,373	1,964,433	1,907,886	1,552,972
Net increase (decrease) in net assets from operations	248,815,101	75,211,319	56,618,388	(1,728,757)	2,151,561	1,031,500
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(922,221)	(1,324,553)	(11,238)	(179,025)	(36,754)	(32,805)
Class B1	—	(15,919)	—	—	—	—
Class Y	(4,031,088)	(4,921,978)	(472,024)	(8,397,631)	(3,902)	(3,683)
Class I	(6,314,641)	(5,343,152)	(38,271)	(665,129)	—	—
Class R6	(1,990,864)	(1,689,800)	(762)	(8,456)	—	—
Total distributions	(13,258,814)	(13,295,402)	(522,295)	(9,250,241)	(40,656)	(36,488)
Capital Stock transactions:
Class A Shares
Shares sold	15,243,003	4,506,231	272,005	279,082	199,182	456,429
Issued to shareholders in reinvestment of distributions	917,461	1,320,827	11,197	178,626	36,616	32,705
Shares redeemed	(10,928,286)	(7,862,784)	(723,805)	(353,439)	(1,822,617)	(1,195,120)
Net increase (decrease) from capital stock transactions	5,232,178	(2,035,726)	(440,603)	104,269	(1,586,819)	(705,986)
Class B Shares[1]
Shares sold	—	—			—	—
Issued to shareholders in reinvestment of distributions	—	15,919			—	—
Shares redeemed	—	(659,890)			—	(164,756)
Net increase (decrease) from capital stock transactions	—	(643,971)			—	(164,756)
Class Y Shares
Shares sold	249,264,325	53,812,846	6,098,137	3,613,982	149,413	171,894
Issued to shareholders in reinvestment of distributions	3,945,121	4,842,873	460,853	8,224,379	3,902	3,683
Shares redeemed	(104,769,135)	(72,929,799)	(32,180,477)	(24,644,757)	(304,954)	(251,657)
Net increase (decrease) from capital stock transactions	148,440,311	(14,274,080)	(25,621,487)	(12,806,396)	(151,639)	(76,080)
Class I Shares
Shares sold	670,718,017	143,126,817	4,545,491	3,109,982
Issued to shareholders in reinvestment of distributions	6,189,298	5,228,821	38,271	665,129
Shares redeemed	(181,335,879)	(73,959,042)	(5,814,930)	(4,836,229)
Net increase (decrease) from capital stock transactions	495,571,436	74,396,596	(1,231,168)	(1,061,118)
Class R6 Shares
Shares sold	219,018,810	47,379,398	265,362	76,246
Issued to shareholders in reinvestment of distributions	846,593	598,094	762	8,456
Shares redeemed	(37,346,944)	(30,297,335)	(76,611)	(9,386)
Net increase (decrease) from capital stock transactions	182,518,459	17,680,157	189,513	75,316
Total increase (decrease) from capital stock transactions	831,762,384	75,122,976	(27,103,745)	(13,687,929)	(1,738,458)	(946,822)
Total increase (decrease) in net assets	1,067,318,671	137,038,893	28,992,348	(24,666,927)	372,447	48,190
Net Assets at end of period	$1,885,497,410	$818,178,739	$188,004,390	$159,012,042	$12,121,140	$11,748,693
Capital Share transactions:
Class A Shares
Shares sold	1,010,839	358,810	26,003	30,058	21,567	52,969
Issued to shareholders in reinvestment of distributions	63,361	113,669	1,111	20,771	4,019	4,093
Shares redeemed	(731,646)	(632,007)	(68,365)	(38,672)	(197,370)	(141,569)
Net increase (decrease) from capital shares transactions	342,554	(159,528)	(41,251)	12,157	(171,784)	(84,507)
Class B Shares[1]
Shares sold	—	—			—	—
Issued to shareholders in reinvestment of distributions	—	1,836			—	—
Shares redeemed	—	(70,692)			—	(19,908)
Net increase (decrease) from capital shares transactions	—	(68,856)			—	(19,908)
Class Y Shares
Shares sold	15,264,555	3,986,513	568,853	384,098	16,418	20,175
Issued to shareholders in reinvestment of distributions	251,282	386,194	44,917	942,082	433	465
Shares redeemed	(6,382,084)	(5,533,876)	(3,039,480)	(2,614,987)	(33,482)	(30,086)
Net increase (decrease) in shares outstanding	9,133,753	(1,161,169)	(2,425,710)	(1,288,807)	(16,631)	(9,446)

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Statements of Changes in Net Assets - concluded

	Mid Cap Fund		Small Cap Fund
	2024	2023	2024	2023
Class I Shares
Shares sold	40,898,038	10,597,649	424,466	325,980
Issued to shareholders in reinvestment of distributions	393,721	416,307	3,723	76,102
Shares redeemed	(10,948,520)	(5,445,271)	(562,237)	(516,657)
Net increase (decrease) in shares outstanding	30,343,239	5,568,685	(134,048)	(114,575)
Class R6 Shares
Shares sold	12,774,619	3,359,279	22,854	8,066
Issued to shareholders in reinvestment of distributions	52,388	46,328	74	966
Shares redeemed	(2,184,721)	(2,179,297)	(6,859)	(1,021)
Net increase (decrease) in shares outstanding	10,642,286	1,226,310	16,069	8,011

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$8.78	$8.85	$11.12	$11.15	$10.96	$8.93	$9.00	$11.30	$11.32	$11.11
Income from Investment Operations:
Net investment income	0.26 [1]	0.21	0.20	0.10	0.13 [2]	0.19 [1]	0.15	0.13	0.01	0.04 [2]
Net realized and unrealized gain (loss) on investments	0.97	(0.08)	(1.77)	0.63	0.46	0.99	(0.09)	(1.81)	0.64	0.48
Total from investment operations	1.23	0.13	(1.57)	0.73	0.59	1.18	0.06	(1.68)	0.65	0.52
Less Distributions From:
Net investment income	(0.25)	(0.20)	(0.19)	(0.18)	(0.19)	(0.18)	(0.13)	(0.11)	(0.09)	(0.10)
Capital gains	–	–	(0.51)	(0.58)	(0.21)	–	–	(0.51)	(0.58)	(0.21)
Total distributions	(0.25)	(0.20)	(0.70)	(0.76)	(0.40)	(0.18)	(0.13)	(0.62)	(0.67)	(0.31)
Net increase (decrease) in net asset value	0.98	(0.07)	(2.27)	(0.03)	0.19	1.00	(0.07)	(2.30)	(0.02)	0.21
Net Asset Value at end of period	$9.76	$8.78	$8.85	$11.12	$11.15	$9.93	$8.93	$9.00	$11.30	$11.32
Total Return (%)[3]	14.12	1.36	(15.00)	6.72	5.62	13.26	0.60	(15.67)	5.91	4.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$30,555	$30,510	$35,084	$45,932	$44,146	$12,541	$12,558	$14,315	$20,154	$20,137
Ratios of expenses to average net assets (%)	0.70	0.71	0.71	0.71	0.70	1.46	1.46	1.46	1.46	1.45
Ratio of net investment income to average net assets (%)	2.73	2.24	1.97	0.86	1.19	1.97	1.49	1.27	0.11	0.45
Portfolio turnover (%)[4]	51	53	84	63	73	51	53	84	63	73

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	MODERATE ALLOCATION FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.70	$9.59	$12.22	$11.85	$11.76	$9.59	$9.49	$12.09	$11.70	$11.61
Income from Investment Operations:
Net investment income (loss)	0.25 [1]	0.20	0.28	0.09	0.12 [2]	0.16 [1]	0.12	0.19	(0.01)	0.02 [2]
Net realized and unrealized gain (loss) on investments	1.42	0.04	(1.94)	1.35	0.43	1.41	0.05	(1.92)	1.34	0.44
Total from investment operations	1.67	0.24	(1.66)	1.44	0.55	1.57	0.17	(1.73)	1.33	0.46
Less Distributions From:
Net investment income	(0.22)	(0.13)	(0.29)	(0.13)	(0.17)	(0.14)	(0.07)	(0.19)	–	(0.08)
Capital gains	–	–	(0.68)	(0.94)	(0.29)	–	–	(0.68)	(0.94)	(0.29)
Total distributions	(0.22)	(0.13)	(0.97)	(1.07)	(0.46)	(0.14)	(0.07)	(0.87)	(0.94)	(0.37)
Net increase (decrease) in net asset value	1.45	0.11	(2.63)	0.37	0.09	1.43	0.10	(2.60)	0.39	0.09
Net Asset Value at end of period	$11.15	$9.70	$9.59	$12.22	$11.85	$11.02	$9.59	$9.49	$12.09	$11.70
Total Return (%)[3]	17.42	2.55	(14.88)	12.66	4.75	16.51	1.79	(15.47)	11.79	3.99
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$86,640	$85,230	$92,669	$119,035	$111,135	$5,701	$5,507	$6,244	$8,849	$9,230
Ratios of expenses to average net assets (%)	0.70	0.70	0.71	0.71	0.70	1.45	1.45	1.46	1.46	1.45
Ratio of net investment income to average net assets (%)	2.29	1.97	2.54	0.70	0.96	1.54	1.22	1.83	(0.03)	0.22
Portfolio turnover (%)[4]	51	67	95	71	87	51	67	95	71	87

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	AGGRESSIVE ALLOCATION FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$10.06	$9.83	$12.75	$11.81	$12.02	$9.66	$9.45	$12.29	$11.42	$11.63
Income from Investment Operations:
Net investment income (loss)	0.22 [1]	0.18	0.33	0.08	0.10 [2]	0.13 [1]	0.08	0.24	(0.01)	0.03 [2]
Net realized and unrealized gain (loss) on investments	1.79	0.17	(2.07)	1.89	0.33	1.72	0.19	(2.00)	1.82	0.30
Total from investment operations	2.01	0.35	(1.74)	1.97	0.43	1.85	0.27	(1.76)	1.81	0.33
Less Distributions From:
Net investment income	(0.21)	(0.12)	(0.34)	(0.09)	(0.16)	(0.12)	(0.06)	(0.24)	–	(0.06)
Capital gains	–	–	(0.84)	(0.94)	(0.48)	–	–	(0.84)	(0.94)	(0.48)
Total distributions	(0.21)	(0.12)	(1.18)	(1.03)	(0.64)	(0.12)	(0.06)	(1.08)	(0.94)	(0.54)
Net increase (decrease) in net asset value	1.80	0.23	(2.92)	0.94	(0.21)	1.73	0.21	(2.84)	0.87	(0.21)
Net Asset Value at end of period	$11.86	$10.06	$9.83	$12.75	$11.81	$11.39	$9.66	$9.45	$12.29	$11.42
Total Return (%)[3]	20.11	3.62	(15.22)	17.33	3.59	19.28	2.83	(15.84)	16.39	2.88
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$52,116	$48,888	$48,969	$60,837	$56,089	$2,097	$1,957	$2,283	$3,082	$2,655
Ratios of expenses to average net assets (%)	0.70	0.70	0.71	0.71	0.70	1.46	1.46	1.46	1.46	1.45
Ratio of net investment income to average net assets (%)	1.97	1.74	2.89	0.62	0.78	1.23	1.02	2.23	(0.14)	(0.01)
Portfolio turnover (%)[4]	55	71	99	84	105	55	71	99	84	105

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	DIVERSIFIED INCOME FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$13.70	$15.06	$18.42	$15.52	$16.37	$13.84	$15.21	$18.58	$15.65	$16.48
Income from Investment Operations:
Net investment income	0.76 [1]	0.31	0.27	0.23	0.26 [2]	0.68 [1]	0.20	0.14	0.09	0.15 [2]
Net realized and unrealized gain (loss) on investments	0.97	(0.47)	(1.54)	3.11	(0.04)	0.98	(0.48)	(1.55)	3.14	(0.03)
Total from investment operations	1.73	(0.16)	(1.27)	3.34	0.22	1.66	(0.28)	(1.41)	3.23	0.12
Less Distributions From:
Net investment income	(0.80)	(0.31)	(0.28)	(0.24)	(0.27)	(0.70)	(0.20)	(0.15)	(0.10)	(0.15)
Capital gains	(1.67)	(0.89)	(1.81)	(0.20)	(0.80)	(1.67)	(0.89)	(1.81)	(0.20)	(0.80)
Total distributions	(2.47)	(1.20)	(2.09)	(0.44)	(1.07)	(2.37)	(1.09)	(1.96)	(0.30)	(0.95)
Net increase (decrease) in net asset value	(0.74)	(1.36)	(3.36)	2.90	(0.85)	(0.71)	(1.37)	(3.37)	2.93	(0.83)
Net Asset Value at end of period	$12.96	$13.70	$15.06	$18.42	$15.52	$13.13	$13.84	$15.21	$18.58	$15.65
Total Return (%)[3]	13.50	(1.35)	(7.92)	21.74	1.27	12.74	(2.14)	(8.62)	20.82	0.62
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$116,187	$119,989	$136,578	$158,336	$134,213	$21,439	$20,240	$22,524	$20,812	$16,888
Ratios of expenses to average net assets (%)	0.66	1.00	1.11	1.11	1.10	1.40	1.75	1.86	1.85	1.85
Ratio of net investment income to average net assets (%)	5.85	2.14	1.61	1.27	1.66	5.12	1.39	0.88	0.52	0.91
Portfolio turnover (%)[4]	8	118	32	34	31	8	118	32	34	31

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	TAX-FREE VIRGINIA FUND					TAX-FREE NATIONAL FUND
	CLASS Y					CLASS Y
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$10.20	$10.33	$11.71	$11.89	$11.71	$9.57	$9.73	$10.98	$11.08	$10.96
Income from Investment Operations:
Net investment income	0.21 [1]	0.19	0.18	0.19	0.20 [2]	0.22 [1]	0.20	0.18	0.18	0.21 [2]
Net realized and unrealized gain (loss) on investments	0.52	(0.13)	(1.34)	(0.17)	0.18	0.42	(0.09)	(1.15)	(0.10)	0.15
Total from investment operations	0.73	0.06	(1.16)	0.02	0.38	0.64	0.11	(0.97)	0.08	0.36
Less Distributions From:
Net investment income	(0.21)	(0.19)	(0.18)	(0.19)	(0.20)	(0.22)	(0.20)	(0.18)	(0.18)	(0.21)
Capital gains	–	–	(0.04)	(0.01)	–	–	(0.07)	(0.10)	–	(0.03)
Total distributions	(0.21)	(0.19)	(0.22)	(0.20)	(0.20)	(0.22)	(0.27)	(0.28)	(0.18)	(0.24)
Net increase (decrease) in net asset value	0.52	(0.13)	(1.38)	(0.18)	0.18	0.42	(0.16)	(1.25)	(0.10)	0.12
Net Asset Value at end of period	$10.72	$10.20	$10.33	$11.71	$11.89	$9.99	$9.57	$9.73	$10.98	$11.08
Total Return (%)[3]	7.21	0.56	(10.01)	0.10	3.24	6.66	1.06	(8.98)	0.75	3.36
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,723	$16,575	$17,746	$20,620	$21,572	$17,479	$17,114	$17,621	$22,331	$23,377
Ratios of expenses to average net assets (%)	0.86	0.86	0.86	0.86	0.85	0.76	0.76	0.76	0.76	0.75
Ratio of net investment income to average net assets (%)	1.99	1.82	1.65	1.57	1.66	2.15	2.02	1.74	1.65	1.91
Portfolio turnover (%)[4]	12	15	17	10	7	13	16	10	18	13

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	HIGH QUALITY BOND FUND
	CLASS Y
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.99	$9.99	$11.15	$11.42	$11.11
Income from Investment Operations:
Net investment income	0.29 [1]	0.20	0.13	0.10	0.13 [2]
Net realized and unrealized gain (loss) on investments	0.42	(0.01)	(1.11)	(0.24)	0.32
Total from investment operations	0.71	0.19	(0.98)	(0.14)	0.45
Less Distributions From:
Net investment income	(0.29)	(0.19)	(0.12)	(0.10)	(0.14)
Capital gains	–	–	(0.06)	(0.03)	–
Total distributions	(0.29)	(0.19)	(0.18)	(0.13)	(0.14)
Net increase (decrease) in net asset value	0.42	–	(1.16)	(0.27)	0.31
Net Asset Value at end of period	$10.41	$9.99	$9.99	$11.15	$11.42
Total Return (%)[3]	7.20	1.92	(8.88)	(1.21)	4.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$47,051	$42,307	$61,707	$115,682	$184,881
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.50	0.50	0.50	0.50	0.49
After reimbursement of expenses by Adviser (%)	0.50	0.50	0.46	0.40	0.46
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	2.84	1.91	1.04	0.76	1.17
After reimbursement of expenses by Adviser (%)	2.84	1.91	1.07	0.86	1.20
Portfolio turnover (%)[4]	33	45	23	13	21

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	HIGH QUALITY BOND FUND
	CLASS I
	Year Ended October 31,		Period Ended October 31,
	2024	2023	2022*
Net Asset Value at beginning of period	$10.05	$10.05	$10.84
Income from Investment Operations:
Net investment income	0.31 [1]	0.22	0.09
Net realized and unrealized gain (loss) on investments	0.42	(0.02)	(0.79)
Total from investment operations	0.73	0.20	(0.70)
Less Distributions From:
Net investment income	(0.30)	(0.20)	(0.09)
Total distributions	(0.30)	(0.20)	(0.09)
Net increase (decrease) in net asset value	0.43	–	(0.79)
Net Asset Value at end of period	$10.48	$10.05	$10.05
Total Return (%)[2]	7.35	2.00	(6.44)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,466	$11,248	$15,078
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.41	0.41	0.41 [4]
After reimbursement of expenses by Adviser (%)	0.41	0.41	0.41 [4]
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	2.94	2.00	1.32 [4]
After reimbursement of expenses by Adviser (%)	2.94	2.00	1.32 [4]
Portfolio turnover (%)[5]	33	45	23 [3]

*	Class I shares commenced operations effective March 1, 2022.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	CORE BOND FUND
	CLASS A					CLASS Y
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$8.43	$8.65	$10.45	$10.78	$10.28	$8.38	$8.60	$10.39	$10.71	$10.25
Income from Investment Operations:
Net investment income (loss)	0.30 [1]	0.24	0.16	0.14	0.18 [2]	0.32 [1]	0.25	0.13	(0.02)	0.20 [2]
Net realized and unrealized gain (loss) on investments	0.58	(0.23)	(1.75)	(0.12)	0.53	0.57	(0.21)	(1.69)	0.10	0.52
Total from investment operations	0.88	0.01	(1.59)	0.02	0.71	0.89	0.04	(1.56)	0.08	0.72
Less Distributions From:
Net investment income	(0.29)	(0.23)	(0.15)	(0.14)	(0.19)	(0.31)	(0.26)	(0.17)	(0.19)	(0.24)
Capital gains	–	–	(0.06)	(0.21)	(0.02)	–	–	(0.06)	(0.21)	(0.02)
Total distributions	(0.29)	(0.23)	(0.21)	(0.35)	(0.21)	(0.31)	(0.26)	(0.23)	(0.40)	(0.26)
Net increase (decrease) in net asset value	0.59	(0.22)	(1.80)	(0.33)	0.50	0.58	(0.22)	(1.79)	(0.32)	0.46
Net Asset Value at end of period	$9.02	$8.43	$8.65	$10.45	$10.78	$8.96	$8.38	$8.60	$10.39	$10.71
Total Return (%)[3]	10.48	0.07	(15.47)	0.21	7.00	10.70	0.32	(15.25)	0.73	7.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,007	$29,453	$32,990	$43,577	$47,304	$5,320	$6,482	$6,954	$10,783	$102,811
Ratios of expenses to average net assets (%)	0.85	0.85	0.85	0.87	0.90	0.60	0.60	0.60	0.65	0.65
Ratio of net investment income to average net assets (%)	3.33	2.65	1.57	1.31	1.78	3.57	2.90	1.80	1.65	2.03
Portfolio turnover (%)[4]	23	30	21	30	61	23	30	21	30	61

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	CORE BOND FUND
	CLASS I				CLASS R6
				Period Ended			Period Ended
	Year Ended October 31,			October 31,	Year Ended October 31,		October 31,
	2024	2023	2022	2021*	2024	2023	2022**
Net Asset Value at beginning of period	$8.34	$8.56	$10.36	$10.39	$8.34	$8.56	$9.90
Income from Investment Operations:
Net investment income	0.33 [1]	0.27	0.17	0.11	0.33 [1]	0.27	0.13
Net realized and unrealized gain (loss) on investments	0.57	(0.22)	(1.72)	(0.02)	0.58	(0.22)	(1.33)
Total from investment operations	0.90	0.05	(1.55)	0.09	0.91	0.05	(1.20)
Less Distributions From:
Net investment income	(0.32)	(0.27)	(0.19)	(0.12)	(0.33)	(0.27)	(0.14)
Capital gains	–	–	(0.06)	–	–	–	–
Total distributions	(0.32)	(0.27)	(0.25)	(0.12)	(0.33)	(0.27)	(0.14)
Net increase (decrease) in net asset value	0.58	(0.22)	(1.80)	(0.03)	0.58	(0.22)	(1.34)
Net Asset Value at end of period	$8.92	$8.34	$8.56	$10.36	$8.92	$8.34	$8.56
Total Return (%)[2]	10.86	0.42	(15.20)	0.883	10.95	0.50	(12.22)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$59,134	$52,699	$45,963	$133,692	$102,632	$92,952	$93,64 [1]
Ratios of expenses to average net assets (%)	0.50	0.50	0.50	0.50 [4]	0.42	0.42	0.42 [4]
Ratio of net investment income to average net assets (%)	3.68	3.01	1.77	1.57 [4]	3.75	3.09	2.20 [4]
Portfolio turnover (%)[5]	23	30	21	30 [3]	23	30	21 [3]

*	Class I shares commenced operations effective March 1, 2021.
**	Class R6 shares commenced operations effective March 1, 2022.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	COVERED CALL & EQUITY INCOME FUND
	CLASS A					CLASS C					CLASS Y
	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.18	$9.19	$9.60	$7.80	$7.84	$8.15	$8.27	$8.74	$7.19	$7.31	$9.61	$9.57	$9.95	$8.05	$8.06
Income from Investment Operations:
Net investment income (loss)	0.17 [1]	0.32	0.05	0.02	(0.09)[2]	0.09 [1]	0.59	0.05	(0.08)	(0.18)[2]	0.21 [1]	0.17	(0.21)	0.04	(0.39)[2]
Net realized and unrealized gain (loss) on investments	0.81	0.33	0.17	2.37	0.60	0.72	(0.06)	0.10	2.21	0.60	0.85	0.54	0.46	2.45	0.94
Total from investment operations	0.98	0.65	0.22	2.39	0.51	0.81	0.53	0.15	2.13	0.42	1.06	0.71	0.25	2.49	0.55
Less Distributions From:
Net investment income	(0.75)	(0.66)	(0.43)	(0.43)	(0.39)	(0.74)	(0.65)	(0.42)	(0.42)	(0.38)	(0.76)	(0.67)	(0.43)	(0.43)	(0.40)
Capital gains	–	–	(0.20)	(0.16)	(0.16)	–	–	(0.20)	(0.16)	(0.16)	–	–	(0.20)	(0.16)	(0.16)
Total distributions	(0.75)	(0.66)	(0.63)	(0.59)	(0.55)	(0.74)	(0.65)	(0.62)	(0.58)	(0.54)	(0.76)	(0.67)	(0.63)	(0.59)	(0.56)
Net increase (decrease) in net asset value	0.23	(0.01)	(0.41)	1.80	(0.04)	0.07	(0.12)	(0.47)	1.55	(0.12)	0.30	0.04	(0.38)	1.90	(0.01)
Net Asset Value at end of period	$9.41	$9.18	$9.19	$9.60	$7.80	$8.22	$8.15	$8.27	$8.74	$7.19	$9.91	$9.61	$9.57	$9.95	$8.05
Total Return (%)[3]	11.01	7.18	2.50	31.18	7.10	10.19	6.41	1.92	30.17	6.31	11.32	7.49	2.78	31.54	7.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,991	$20,690	$14,044	$14,811	$11,996	$16,635	$14,192	$8,365	$8,336	$7,156	$37,801	$57,277	$36,964	$66,982	$59,966
Ratios of expenses to average net assets (%)	1.26	1.26	1.26	1.26	1.25	2.01	2.01	2.01	2.01	2.01	1.01	1.01	1.01	1.01	1.01
Ratio of net investment income to average net assets (%)	1.81	1.50	0.57	0.09	0.70	1.05	0.75	(0.18)	(0.66)	(0.05)	2.14	1.75	0.84	0.34	0.98
Portfolio turnover (%)[4]	144	102	99	162	108	144	102	99	162	108	144	102	99	162	108

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	COVERED CALL & EQUITY INCOME FUND
	CLASS I
	Year Ended October 31,		Period Ended October 31,
	2024	2023	2022*
Net Asset Value at beginning of period	$9.62	$9.57	$9.79
Income from Investment Operations:
Net investment income	0.21 [1]	0.29	0.38
Net realized and unrealized gain (loss) on investments	0.85	0.43	(0.18)
Total from investment operations	1.06	0.72	0.20
Less Distributions From:
Net investment income	(0.76)	(0.67)	(0.42)
Total distributions	(0.76)	(0.67)	(0.42)
Net increase (decrease) in net asset value	0.30	0.05	(0.22)
Net Asset Value at end of period	$9.92	$9.62	$9.57
Total Return (%)[2]	11.33	7.61	2.223
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$174,678	$150,951	$75,060
Ratios of expenses to average net assets (%)	0.96	0.96	0.96 [4]
Ratio of net investment income to average net assets (%)	2.09	1.80	1.06 [4]
Portfolio turnover (%)[5]	144	102	99 [3]

*	Class I shares commenced operations effective March 1, 2022.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	COVERED CALL & EQUITY INCOME FUND
	CLASS R6
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$9.81	$9.74	$10.12	$8.17	$8.16
Income from Investment Operations:
Net investment income (loss)	0.22 [1]	0.03	0.04	0.17	(0.45)[2]
Net realized and unrealized gain (loss) on investments	0.87	0.71	0.23	2.37	1.02
Total from investment operations	1.09	0.74	0.27	2.54	0.57
Less Distributions From:
Net investment income	(0.76)	(0.67)	(0.45)	(0.43)	(0.40)
Capital gains	–	–	(0.20)	(0.16)	(0.16)
Total distributions	(0.76)	(0.67)	(0.65)	(0.59)	(0.56)
Net increase (decrease) in net asset value	0.33	0.07	(0.38)	1.95	0.01
Net Asset Value at end of period	$10.14	$9.81	$9.74	$10.12	$8.17
Total Return (%)[3]	11.44	7.71	2.89	31.69	7.51
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$860	$1,178	$765	$544	$1,439
Ratios of expenses to average net assets (%)	0.88	0.88	0.88	0.88	0.87
Ratio of net investment income to average net assets (%)	2.23	1.85	0.95	0.60	1.10
Portfolio turnover (%)[4]	144	102	99	162	108

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVIDEND INCOME FUND
	CLASS A
					Period Ended
	Year Ended October 31,				October 31,
	2024	2023	2022	2021	2020*
Net Asset Value at beginning of period	$25.34	$29.27	$34.13	$26.10	$25.17
Income from Investment Operations:
Net investment income	0.50 [1]	0.56	0.52	0.39	0.16	[2]
Net realized and unrealized gain (loss) on investments	4.77	(1.90)	(1.73)	8.06	0.98
Total from investment operations	5.27	(1.34)	(1.21)	8.45	1.14
Less Distributions From:
Net investment income	(0.50)	(0.58)	(0.44)	(0.42)	(0.21)
Capital gains	(1.00)	(2.01)	(3.21)	–	–
Total distributions	(1.50)	(2.59)	(3.65)	(0.42)	(0.21)
Net Increase (decrease) in net asset value	3.77	(3.93)	(4.86)	8.03	0.93
Net Asset Value at end of period	$29.11	$25.34	$29.27	$34.13	$26.10
Total Return (%)[3]	21.41	(5.23)	(4.23)	32.52	4.53	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$52,720	$48,746	$55,902	$62,716	$51,207
Ratios of expenses to average net assets (%)	1.16	1.16	1.16	1.16	1.17	[5]
Ratio of net investment income to average net assets (%)	1.85	1.97	1.64	1.25	1.09	[5]
Portfolio turnover (%)[6]	28	26	33	31	33	[4]

*	Class A shares commenced operations effective June 1, 2020.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	DIVIDEND INCOME FUND
	CLASS Y
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$25.36	$29.29	$34.19	$26.14	$27.65
Income from Investment Operations:
Net investment income	0.58 [1]	0.69	0.60	0.50	0.51 [2]
Net realized and unrealized gain (loss) on investments	4.75	(1.96)	(1.73)	8.03	(0.88)
Total from investment operations	5.33	(1.27)	(1.13)	8.53	(0.37)
Less Distributions From:
Net investment income	(0.57)	(0.65)	(0.56)	(0.48)	(0.45)
Capital gains	(1.00)	(2.01)	(3.21)	–	(0.69)
Total distributions	(1.57)	(2.66)	(3.77)	(0.48)	(1.14)
Net Increase (decrease) in net asset value	3.76	(3.93)	(4.90)	8.05	(1.51)
Net Asset Value at end of period	$29.12	$25.36	$29.29	$34.19	$26.14
Total Return (%)[3]	21.65	(4.99)	(3.98)	32.81	(1.42)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$69,409	$98,291	$165,998	$188,287	$171,733
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.91	0.91	0.91	0.91	1.02
After reimbursement of expenses by Adviser (%)	0.91	0.91	0.91	0.91	0.93
Ratio of net investment income (loss) to average net assets
Before reimbursement of expenses by Adviser (%)	2.13	2.23	1.89	1.50	1.72
After reimbursement of expenses by Adviser (%)	2.13	2.23	1.89	1.50	1.81
Portfolio turnover (%)[4]	28	26	33	31	33

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVIDEND INCOME FUND
	CLASS I
					Period Ended
	Year Ended October 31,				October 31,
	2024	2023	2022	2021	2020*
Net Asset Value at beginning of period	$25.34	$29.27	$34.20	$26.14	$27.19
Income from Investment Operations:
Net investment income	0.61 [1]	0.67	0.63	0.52	0.06 [2]
Net realized and unrealized gain (loss) on investments	4.76	(1.91)	(1.73)	8.05	(1.02)
Total from investment operations	5.37	(1.24)	(1.10)	8.57	(0.96)
Less Distributions From:
Net investment income	(0.60)	(0.68)	(0.62)	(0.51)	(0.09)
Capital gains	(1.00)	(2.01)	(3.21)	–	–
Total distributions	(1.60)	(2.69)	(3.83)	(0.51)	(0.09)
Net Increase (decrease) in net asset value	3.77	(3.93)	(4.93)	8.06	(1.05)
Net Asset Value at end of period	$29.11	$25.34	$29.27	$34.20	$26.14
Total Return (%)[3]	21.84	(4.90)	(3.88)	32.95	(3.53)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$24,274	$38,826	$59,812	$72,215	$51,725
Ratios of expenses to average net assets (%)	0.81	0.81	0.81	0.81	0.82 [5]
Ratio of net investment income to average net assets (%)	2.24	2.34	2.02	1.60	1.55 [5]
Portfolio turnover (%)[6]	28	26	33	31	33 [4]

*	Class I shares commenced operations effective September 1, 2020.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	DIVIDEND INCOME FUND
	CLASS R6
	Year Ended		Period Ended
	October 31,		October 31,
	2024	2023	2022*
Net Asset Value at beginning of period	$25.35	$29.28	$31.05
Income from Investment Operations:
Net investment income	0.65 [1]	0.63	0.39
Net realized and unrealized gain (loss) on investments	4.73	(1.85)	(1.72)
Total from investment operations	5.38	(1.22)	(1.33)
Less Distributions From:
Net investment income	(0.62)	(0.70)	(0.44)
Capital gains	(1.00)	(2.01)	–
Total distributions	(1.62)	(2.71)	(0.44)
Net Increase (decrease) in net asset value	3.76	(3.93)	(1.77)
Net Asset Value at end of period	$29.11	$25.35	$29.28
Total Return (%)[2]	21.88	(4.82)	(4.25)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,527	$11,657	$19,575
Ratios of expenses to average net assets (%):	0.73	0.73	0.73 [4]
Ratio of net investment income to average net assets (%)	2.42	2.41	2.03 [4]
Portfolio turnover (%)[5]	28	26	33 [3]

*	Class R6 shares commenced operations effective March 1, 2022.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	INVESTORS FUND
	CLASS A					CLASS Y					CLASS R6
	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$25.28	$23.65	$28.72	$23.81	$23.76	$25.36	$23.72	$28.78	$23.84	$23.83	$25.57	$23.95	$29.09	$24.12	$24.06
Income from Investment Operations:
Net investment income (loss)	0.02 [1]	(0.01)	(0.01)	(0.01)	0.04 [2]	0.09 [1]	0.06	0.05	0.12	0.14 [2]	0.15 [1]	0.11	0.08	0.11	0.03 [2]
Net realized and unrealized gain (loss)
on investments	7.03	3.09	(2.92)	7.29	1.31	7.06	3.09	(2.93)	7.24	1.29	7.10	3.10	(2.93)	7.37	1.45
Total from investment operations	7.05	3.08	(2.93)	7.28	1.35	7.15	3.15	(2.88)	7.36	1.43	7.25	3.21	(2.85)	7.48	1.48
Less Distributions From:
Net investment income	–	–	–	–	–	(0.07)	(0.06)	(0.04)	(0.05)	(0.12)	(0.17)	(0.14)	(0.15)	(0.14)	(0.12)
Capital gains	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)
Total distributions	(2.10)	(1.45)	(2.14)	(2.37)	(1.30)	(2.17)	(1.51)	(2.18)	(2.42)	(1.42)	(2.27)	(1.59)	(2.29)	(2.51)	(1.42)
Net increase (decrease) in net asset value	4.95	1.63	(5.07)	4.91	0.05	4.98	1.64	(5.06)	4.94	0.01	4.98	1.62	(5.14)	4.97	0.06
Net Asset Value at end of period	$30.23	$25.28	$23.65	$28.72	$23.81	$30.34	$25.36	$23.72	$28.78	$23.84	$30.55	$25.57	$23.95	$29.09	$24.12
Total Return (%)[3]	29.08	13.75	(11.33)	32.37	5.75	29.43	14.03	(11.13)	32.72	6.06	29.66	14.23	(10.96)	32.96	6.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$112,454	$93,711	$88,286	$108,515	$88,934	$131,142	$97,446	$89,391	$112,166	$157,991	$66,687	$61,787	$50,843	$84,331	$70,490
Ratios of expenses to average net
assets (%)	1.16	1.16	1.16	1.16	1.18	0.91	0.91	0.91	0.91	0.94	0.73	0.73	0.73	0.73	0.74
Ratio of net investment income (loss) to
average net assets (%)	0.09	(0.03)	(0.05)	(0.03)	0.18	0.32	0.22	0.21	0.25	0.54	0.52	0.40	0.41	0.39	0.26
Portfolio turnover (%)[4]	16	22	18	17	41	16	22	18	17	41	16	22	18	17	41

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	INVESTORS FUND
	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020*
Net Asset Value at beginning of period	$25.28	$23.67	$28.75	$23.84	$24.51
Income from Investment Operations:
Net investment income	0.12 [1]	0.10	0.07	0.10	0.00	[2,3]
Net realized and unrealized gain (loss) on investments	7.01	3.07	(2.91)	7.28	(0.67)
Total from investment operations	7.13	3.17	(2.84)	7.38	(0.67)
Less Distributions From:
Net investment income	(0.12)	(0.11)	(0.10)	(0.10)	–
Capital gains	(2.10)	(1.45)	(2.14)	(2.37)	–
Total distributions	(2.22)	(1.56)	(2.24)	(2.47)	–
Net Increase (decrease) in net asset value	4.91	1.61	(5.08)	4.91	(0.67)
Net Asset Value at end of period	$30.19	$25.28	$23.67	$28.75	$23.84
Total Return (%)[4]	29.51	14.17	(11.03)	32.87	(2.73)[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$107,831	$80,308	$71,885	$104,617	$20,643
Ratios of expenses to average net assets (%)	0.81	0.81	0.81	0.81	0.82	[6]
Ratio of net investment income (loss) to average net assets (%)	0.42	0.31	0.31	0.30	0.02	[6]
Portfolio turnover (%)[7]	16	22	18	17	41	[5]

*	Class I shares commenced operations effective September 1, 2020.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Amounts represent less than $ 0.005 per share.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SUSTAINABLE EQUITY FUND
	CLASS Y			CLASS I
	Year Ended		Period Ended	Year Ended		Period Ended
	October 31,		October 31,	October 31,		October 31,
	2024	2023	2022*	2024	2023	2022*
Net Asset Value at beginning of period	$8.58	$8.21	$10.00	$8.59	$8.22	$10.00
Income from Investment Operations:
Net investment income	0.06 [1]	0.07	0.03	0.08 [1]	0.09	0.03
Net realized and unrealized gain (loss) on investments	2.63	0.34	(1.82)	2.61	0.33	(1.81)
Total from investment operations	2.69	0.41	(1.79)	2.69	0.42	(1.78)
Less Distributions From:
Net investment income	(0.08)	(0.04)	–	(0.10)	(0.05)	–
Total distributions	(0.08)	(0.04)	–	(0.10)	(0.05)	–
Net increase (decrease) in net asset value	2.61	0.37	(1.79)	2.59	0.37	(1.78)
Net Asset Value at end of period	$11.19	$8.58	$8.21	$11.18	$8.59	$8.22
Total Return (%)[2]	31.51	5.00	(17.90)[3]	31.50	5.10	(17.80)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$153	$101	$82	$9,730	$7,958	$9,198
Ratios of expenses to average net assets (%)	0.91	0.91	0.89 [4]	0.81	0.81	0.81 [4]
Ratio of net investment income (loss) to average net assets (%)	0.61	0.82	0.46 [4]	0.73	0.93	0.60 [4]
Portfolio turnover (%)[5]	33	34	12 [3]	33	34	12 [3]

*	The Sustainable Equity Fund was launched on December 31, 2021 and commenced operations effective January 3, 2022.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	MID CAP FUND
	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$12.66	$11.68	$13.68	$10.26	$11.09
Income from Investment Operations:
Net investment loss	(0.01)[1]	(0.04)	(0.09)	(0.07)	(0.08)[2]
Net realized and unrealized gain (loss) on investments	3.21	1.27	(1.27)	3.91	(0.32)
Total from investment operations	3.20	1.23	(1.36)	3.84	(0.40)
Less Distributions From:
Capital gains	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)
Total distributions	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)
Net increase (decrease) in net asset value	3.03	0.98	(2.00)	3.42	(0.83)
Net Asset Value at end of period	$15.69	$12.66	$11.68	$13.68	$10.26
Total Return (%)[3]	25.43	10.68	(10.62)	38.24	(3.81)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$88,044	$66,717	$63,417	$76,625	$58,782
Ratios of expenses to average net assets (%)	1.36	1.39	1.40	1.39	1.40
Ratio of net investment income loss to average net assets (%)	(0.08)	(0.25)	(0.59)	(0.50)	(0.64)
Portfolio turnover (%)[4]	16	10	24	24	24

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

[3]	Total return without applicable sales charge.

[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	MID CAP FUND
	CLASS Y
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$13.72	$12.58	$14.62	$10.89	$11.71
Income from Investment Operations:
Net investment income (loss)	0.06 [1]	0.03	(0.03)	0.02	(0.03)[2]
Net realized and unrealized gain (loss) on investments	3.48	1.36	(1.37)	4.13	(0.36)
Total from investment operations	3.54	1.39	(1.40)	4.15	(0.39)
Less Distributions From:
Net Investment Income	(0.02)	–	(0.00)[3]	–	(0.00)[3]
Capital gains	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)
Total distributions	(0.19)	(0.25)	(0.64)	(0.42)	(0.43)
Net increase (decrease) in net asset value	3.35	1.14	(2.04)	3.73	(0.82)
Net Asset Value at end of period	$17.07	$13.72	$12.58	$14.62	$10.89
Total Return (%)[4]	25.97	11.20	(10.17)	38.89	(3.52)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$479,998	$260,474	$253,477	$263,892	$323,841
Ratios of expenses to average net assets (%)	0.91	0.94	0.95	0.95	0.97
Ratio of net investment income (loss) to average net
assets (%)	0.34	0.20	(0.14)	(0.04)	(0.20)
Portfolio turnover (%)[5]	16	10	24	24	24

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Amounts represent less than $ (0.005) per share.
[4]	Total return without applicable sales charge.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	MID CAP FUND
	CLASS I
						Period Ended
	Year Ended October 31,					October 31,
	2024	2023	2022	2021		2020*
Net Asset Value at beginning of period	$13.75	$12.60	$14.64	$10.90		$11.21
Income from Investment Operations:
Net investment income (loss)	0.07 [1]	0.04	0.00 [2]	(0.03)		(0.01)[3]
Net realized and unrealized gain (loss) on investments	3.49	1.36	(1.38)	4.19		(0.30)
Total from investment operations	3.56	1.40	(1.38)	4.16		(0.31)
Less Distributions From:
Net Investment Income	(0.03)	–	(0.02)	(0.00	)2	–
Capital gains	(0.17)	(0.25)	(0.64)	(0.42)		–
Total distributions	(0.20)	(0.25)	(0.66)	(0.42)		–
Net increase (decrease) in net asset value	3.36	1.15	(2.04)	3.74		(0.31)
Net Asset Value at end of period	$17.11	$13.75	$12.60	$14.64		$10.90
Total Return (%)[4]	26.09	11.26	(10.08)	39.01		(2.77)[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$987,984	$376,668	$274,918	$286,235		$61,805
Ratios of expenses to average net assets (%)	0.81	0.84	0.85	0.85		0.86 [6]
Ratio of net investment income to average net assets (%)	0.41	0.28	(0.04)	(0.01)		(0.43)[6]
Portfolio turnover (%)[7]	16	10	24	24		24 [5]

*	Class I shares commenced operations effective September 1, 2020.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Amounts represent less than $0.005 per share.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	MID CAP FUND
	CLASS R6
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$14.15	$12.94	$15.04	$11.19	$11.99
Income from Investment Operations:
Net investment income (loss)	0.08 [1]	0.04	0.01	0.02	(0.02)[2]
Net realized and unrealized gain (loss) on investments	3.60	1.42	(1.43)	4.27	(0.35)
Total from investment operations	3.68	1.46	(1.42)	4.29	(0.37)
Less Distributions From:
Net Investment Income	(0.06)	–	(0.04)	(0.02)	(0.00)[3]
Capital gains	(0.17)	(0.25)	(0.64)	(0.42)	(0.43)
Total distributions	(0.23)	(0.25)	(0.68)	(0.44)	(0.43)
Net increase (decrease) in net asset value	3.45	1.21	(2.10)	3.85	(0.80)
Net Asset Value at end of period	$17.60	$14.15	$12.94	$15.04	$11.19
Total Return (%)[4]	26.18	11.43	(10.07)	39.20	(3.26)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$329,471	$114,320	$88,723	$105,878	$91,562
Ratios of expenses to average net assets (%)	0.73	0.76	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	0.48	0.37	0.05	0.14	(0.03)
Portfolio turnover (%)[5]	16	10	24	24	24

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Amounts represent less than $0.005 per share.
[4]	Total return without applicable sales charge.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SMALL CAP FUND
	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$8.56	$9.22	$15.55	$11.04	$11.14
Income from Investment Operations:
Net investment (loss)	(0.03)[1]	(0.04)	(0.05)	(0.09)	(0.02)[2]
Net realized and unrealized gain (loss) on investments	3.25	(0.14)	(2.81)	5.46	0.36
Total from investment operations	3.22	(0.18)	(2.86)	5.37	0.34
Less Distributions From:
Capital gains	(0.03)	(0.48)	(3.47)	(0.86)	(0.44)
Total distributions	(0.03)	(0.48)	(3.47)	(0.86)	(0.44)
Net increase (decrease) in net asset value	3.19	(0.66)	(6.33)	4.51	(0.10)
Net Asset Value at end of period	$11.75	$8.56	$9.22	$15.55	$11.04
Total Return (%)[3]	37.67	(1.94)	(23.74)	50.17	3.02
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,014	$3,275	$3,417	$4,847	$2,958
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.35	1.35	1.35	1.39	1.51
After reimbursement of expenses by Adviser (%)	1.35	1.35	1.35	1.38	1.47
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	(0.25)	(0.42)	(0.52)	(0.67)	(0.18)
After reimbursement of expenses by Adviser (%)	(0.25)	(0.42)	(0.52)	(0.66)	(0.14)
Portfolio turnover (%)[4]	39	39	41	44	47

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	SMALL CAP FUND
	CLASS Y
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$8.71	$9.35	$15.69	$11.11	$11.19
Income from Investment Operations:
Net investment income (loss)	0.00 [1,2]	(0.02)	(0.03)	(0.07)	0.02 [3]
Net realized and unrealized gain (loss) on investments	3.31	(0.14)	(2.84)	5.51	0.35
Total from investment operations	3.31	(0.16)	(2.87)	5.44	0.37
Less Distributions From:
Net investment income	–	–	(0.00)[2]	–	(0.01)
Capital gains	(0.03)	(0.48)	(3.47)	(0.86)	(0.44)
Total distributions	(0.03)	(0.48)	(3.47)	(0.86)	(0.45)
Net increase (decrease) in net asset value	3.28	(0.64)	(6.34)	4.58	(0.08)
Net Asset Value at end of period	$11.99	$8.71	$9.35	$15.69	$11.11
Total Return (%)[4]	38.06	(1.69)	(23.55)	50.50	3.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$168,664	$143,591	$166,238	$253,625	$215,890
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.15	1.26
After reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.14	1.22
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	0.005	(0.17)	(0.27)	(0.42)	0.08
After reimbursement of expenses by Adviser (%)	0.005	(0.17)	(0.27)	(0.40)	0.12
Portfolio turnover (%)[6]	39	39	41	44	47

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amounts represent less than $0.005 or $ (0.005) per share.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Amounts represent less than 0.005%.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SMALL CAP FUND
	CLASS I
				Period Ended
	Year Ended October 31,			October 31,
	2024	2023	2022	2020*
Net Asset Value at beginning of period	$8.72	$9.36	$15.70	$14.41
Income from Investment Operations:
Net investment income (loss)	0.01 [1]	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	3.32	(0.15)	(2.83)	1.32
Total from investment operations	3.33	(0.16)	(2.85)	1.29
Less Distributions From:
Net investment income	–	–	(0.02)	–
Capital gains	(0.03)	(0.48)	(3.47)	–
Total distributions	(0.03)	(0.48)	(3.49)	–
Net increase (decrease) in net asset value	3.30	(0.64)	(6.34)	1.29
Net Asset Value at end of period	$12.02	$8.72	$9.36	$15.70
Total Return (%)[2]	38.24	(1.58)	(23.52)	8.95	[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,828	$11,925	$13,863	$21,868
Ratio of expenses to average net assets (%)	1.00	1.00	1.00	1.00	[4]
Ratio of net investment income to average net assets (%)	0.10	(0.07)	(0.16)	(0.36)[4]
Portfolio turnover (%)[5]	39	39	41	44	[3]

*	Class I shares commenced operations effective March 1, 2021.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	SMALL CAP FUND
	CLASS R6
			Period Ended
	Year Ended October 31,		October 31,
	2024	2023	2022*
Net Asset Value at beginning of period	$8.74	$9.36	$11.30
Income from Investment Operations:
Net investment income (loss)	0.02 [1]	–	(0.00)[2]
Net realized and unrealized gain (loss) on investments	3.32	(0.14)	(1.94)
Total from investment operations	3.34	(0.14)	(1.94)
Less Distributions From:
Capital gains	(0.03)	(0.48)	–
Total distributions	(0.03)	(0.48)	–
Net increase (decrease) in net asset value	3.31	(0.62)	(1.94)
Net Asset Value at end of period	$12.05	$8.74	$9.36
Total Return (%)[3]	38.27	(1.46)	(17.17)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$498	$220	$161
Ratios of expenses to average net assets (%)	0.92	0.92	0.92 [5]
Ratio of net investment income to average net assets (%)	0.16	(0.01)	(0.06)[5]
Portfolio turnover (%)[6]	39	39	41 [4]

*	Class R6 shares commenced operations effective March 1, 2022.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Amounts represent less than $(0.005) per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - concluded

	INTERNATIONAL STOCK FUND
	CLASS A					CLASS Y
	Year Ended October 31,					Year Ended October 31,
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Net Asset Value at beginning of period	$7.93	$7.34	$13.67	$11.83	$13.53	$7.87	$7.28	$13.64	$11.83	$13.57
Income from Investment Operations:
Net investment income (loss)	0.03 [1]	0.01	0.08	0.07	0.06 [2]	0.05 [1]	0.41	(1.21)	0.41	1.30 [2]
Net realized and unrealized gain (loss) on investments	1.44	0.60	(2.78)	2.35	(0.89)	1.43	0.22	(1.46)	2.05	(2.10)
Total from investment operations	1.47	0.61	(2.70)	2.42	(0.83)	1.48	0.63	(2.67)	2.46	(0.80)
Less Distributions From:
Net investment income	(0.03)	(0.02)	(0.07)	(0.06)	(0.19)	(0.05)	(0.04)	(0.13)	(0.13)	(0.26)
Capital gains	–	–	(3.56)	(0.52)	(0.68)	–	–	(3.56)	(0.52)	(0.68)
Total distributions	(0.03)	(0.02)	(3.63)	(0.58)	(0.87)	(0.05)	(0.04)	(3.69)	(0.65)	(0.94)
Net increase (decrease) in net asset value	1.44	0.59	(6.33)	1.84	(1.70)	1.43	0.59	(6.36)	1.81	(1.74)
Net Asset Value at end of period	$9.37	$7.93	$7.34	$13.67	$11.83	$9.30	$7.87	$7.28	$13.64	$11.83
Total Return (%)[3]	18.51	8.34	(26.52)	20.48	(6.78)	18.82	8.68	(26.39)	20.83	(6.58)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,514	$11,104	$10,896	$16,375	$14,602	$608	$645	$666	$888	$823
Ratios of expenses to average net assets (%)	1.61	1.61	1.61	1.61	1.60	1.36	1.36	1.36	1.36	1.36
Ratio of net investment income to average net assets (%)	0.27	0.31	0.30	0.53	0.50	0.49	0.57	0.55	0.79	0.73
Portfolio turnover (%)[4]	20	22	31	120	34	20	22	31	120	34

[1]	Per share amounts have been calculated using the average shares method.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2024

Notes to the Financial Statements

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers the following funds (individually, a “Fund,” collectively, the “Funds”), with the share classes listed:

Fund	Share Class(es) Offered[1]
Conservative Allocation[1]	Class A, Class C
Moderate Allocation[1]	Class A, Class C
Aggressive Allocation[1]	Class A, Class C
Diversified Income[1]	Class A, Class C
Tax-Free Virginia	Class Y
Tax-Free National	Class Y
High Quality Bond	Class Y, Class I
Core Bond	Class A, Class Y, Class I, Class R6
Covered Call & Equity Income	Class A, Class C, Class Y, Class I, Class R6
Dividend Income	Class A, Class Y, Class I, Class R6
Investors	Class A, Class Y, Class I, Class R6
Sustainable Equity	Class Y, Class I
Mid Cap	Class A, Class Y, Class I, Class R6
Small Cap	Class A, Class Y, Class I, Class R6
International Stock	Class A, Class Y

[1]	The Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds are collectively referred to herein as the “Allocation Funds”.

Each Class of shares represents an interest in the net assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each Class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses; is subject to its own sales charge, if any; and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that Class or other Class-specific matters.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”), the Funds’ investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and Exchange-Traded Funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the last available bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services approved by the Trust may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair market value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ Investment Adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and a time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Recently Issued Accounting Pronouncements:

In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Trust expects the ASU will not have a material impact on the Funds’ financial statements.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the Fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Foreign Currency Transactions: The Funds’ books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund, except the Tax-Free Virginia and Tax-Free National Funds, may invest in foreign currency transactions. Such funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”. The International Stock Fund had net realized loss of $(611) related to foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

Forward Foreign Currency Exchange Contracts: Each Fund, except the Tax-Free Virginia and Tax-Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the year ended October 31, 2024, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, a Fund will be required to place cash or other liquid assets in a segregated account with a fund’s custodian in an amount equal to the value of a fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of a fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At October 31, 2024, there was one illiquid defaulted security, held in the Diversified Income Fund.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, a fund may segregate cash or other liquid securities, of any type or maturity, equal in value to a fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of October 31, 2024, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS:

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the year ended October 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of October 31, 2024, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

The following is a summary of the inputs used as of October 31, 2024, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

				Value at
Fund[1]	Level 1	Level 2	Level 3	10/31/24
Conservative Allocation
Exchange Traded Funds	$22,562,263	$—	$—	$22,562,263
Investment Companies	19,769,685	—	—	19,769,685
Short-Term Investments	3,413,025	—	—	3,413,025
	45,744,973	—	—	45,744,973
Moderate Allocation
Exchange Traded Funds	56,795,649	—	—	56,795,649
Investment Companies	34,941,366	—	—	34,941,366
Short-Term Investments	5,917,766	—	—	5,917,766
	97,654,781	—	—	97,654,781
Aggressive Allocation
Exchange Traded Funds	37,344,721	—	—	37,344,721
Investment Companies	15,806,344	—	—	15,806,344
Short-Term Investments	5,299,893	—	—	5,299,893
	58,450,958	—	—	58,450,958
Diversified Income
Collateralized Mortgage Obligations	—	326	—	326
Mortgage Backed Securities	—	8,374	—	8,374
Exchange Traded Funds	133,803,113	—	—	133,803,113
Short-Term Investments	5,455,526	—	—	5,455,526
	139,258,639	8,700	—	139,267,339
Tax-Free Virginia
Municipal Bonds	—	16,504,027	—	16,504,027

Tax-Free National
Municipal Bonds	—	17,224,298	—	17,224,298

High Quality Bond
Corporate Notes and Bonds	—	20,927,593	—	20,927,593
Foreign Corporate Bonds	—	985,229	—	985,229
U.S. Government and Agency Obligations	—	38,722,001	—	38,722,001
Short-Term Investments	3,759,579	—	—	3,759,579
	3,759,579	60,634,823	—	64,394,402
Core Bond
Asset Backed Securities	—	7,892,176	—	7,892,176
Collateralized Mortgage Obligations	—	10,653,521	—	10,653,521
Commercial Mortgage-Backed Securities	—	4,166,054	—	4,166,054
Corporate Notes and Bonds	—	46,482,312	—	46,482,312
Foreign Corporate Bonds	—	5,246,097	—	5,246,097
Mortgage Backed Securities	—	62,789,411	—	62,789,411
U.S. Government and Agency Obligations	—	54,091,391	—	54,091,391
Short-Term Investments	4,740,439	—	—	4,740,439
	4,740,439	191,320,962	—	196,061,401

Covered Call & Equity Income
Assets:
Common Stocks	194,327,079	—	—	194,327,079
Short-Term Investments	60,932,574	—	—	60,932,574
	255,259,653	—	—	255,259,653
Liabilities:
Options Written	(3,534,139)	—	—	(3,534,139)

Dividend Income
Common Stocks	146,697,619	—	—	146,697,619
Short-Term Investments	2,372,375	—	—	2,372,375
	149,069,994	—	—	149,069,994
Investors
Common Stocks	409,210,636	—	—	409,210,636
Short-Term Investments	8,085,826	—	—	8,085,826
	417,296,462	—	—	417,296,462

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

				Value at
Fund[1]	Level 1	Level 2	Level 3	10/31/24
Sustainable Equity
Common Stocks	9,739,763	—	—	9,739,763
Short-Term Investments	146,854	—	—	146,854
	9,886,617	—	—	9,886,617
Mid Cap
Common Stocks	1,774,504,848	—	—	1,774,504,848
Short-Term Investments	149,469,456	—	—	149,469,456
	1,923,974,304	—	—	1,923,974,304
Small Cap
Common Stocks	176,177,327	—	—	176,177,327
Short-Term Investments	11,927,219	—	—	11,927,219
	188,104,546	—	—	188,104,546

Madison International Stock Fund
Common Stocks
Australia	—	216,202	—	216,202
Brazil	167,234	—	—	167,234
Canada	627,041	—	—	627,041
China	349,005	653,269	—	1,002,274
Denmark	—	133,682	—	133,682
France	141,345	884,003	—	1,025,348
Germany	213,547	1,243,694	—	1,457,241
Hong Kong	—	290,788	—	290,788
India	576,291	344,295	—	920,586
Ireland	—	296,369	—	296,369
Israel	205,731	—	—	205,731
Italy	131,819	—	—	131,819
Japan	—	2,191,289	—	2,191,289
Mexico	615,195	—	—	615,195
Netherlands	360,075	—	—	360,075
Norway	—	164,171	—	164,171
Switzerland	—	779,837	—	779,837
Taiwan	270,376	—	—	270,376
United Kingdom	—	1,002,005	—	1,002,005
Short-Term Investments	647,882	—	—	647,882
	4,305,541	8,199,604	—	12,505,145

[1]	See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations. As of October 31, 2024 the Covered Call & Equity Income Fund has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of October 31, 2024.

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
		Statements of Assets and		Statements of Assets and
Fund	Underlying Risk	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$—	Options written	$(3,534,139)

The following table presents the effect of derivative instruments on the Statements of Operations for the year ended October 31, 2024.

			Realized Gain	Change in Unrealized Appreciation
Fund	Underlying Risk	Statements of Operations	(Loss) on Derivatives	(Depreciation) on Derivatives
Covered Call & Equity Income	Equity	Option Purchased	$(3,591,871)	$—
	Equity	Option Written	6,218,882	(404,092)
Total			$2,627,011	$(404,092)

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

The average volume (based on the open positions at each month-end) of derivative activity during the year ended October 31, 2024.

	Options Purchased Contracts(1)	Options Written Contracts(1)
Madison Covered Call & Equity Strategy Fund	105	(23,610)

(1)	Number of Contracts

There is no impact on the financial statement of the other funds as they did not hold derivative investments during the year end October 31, 2024.

5. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement: For its investment advisory services to the Funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of October 31, 2024:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Covered Call & Equity Income	0.85%
Moderate Allocation	0.20%	Dividend Income[1]	0.70%
Aggressive Allocation	0.20%	Investors[1]	0.70%
Diversified Income[1]	0.20%	Sustainable Equity[1]	0.70%
Tax-Free Virginia	0.50%	Mid Cap[1]	0.75%
Tax-Free National	0.40%	Small Cap[1]	0.89%
High Quality Bond	0.30%	International Stock[1]	1.05%
Core Bond[1]	0.39%

[1]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Administrative Services Agreement: In addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from each Fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, the Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund.

During the year October 31, 2024, the Funds and their respective share classes were charged the following fees under the Administrative Services Agreement:

Fund	Class A	Class C	Class Y	Class I	Class R6
Conservative Allocation	0.25%	0.25%	N/A	N/A	N/A
Moderate Allocation	0.25%	0.25%	N/A	N/A	N/A
Aggressive Allocation	0.25%	0.25%	N/A	N/A	N/A
Diversified Income	0.20%	0.20%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	0.35%	N/A	N/A
Tax-Free National	N/A	N/A	0.35%	N/A	N/A
High Quality Bond	N/A	N/A	0.19%	0.10%	N/A
Core Bond	0.20%	N/A	0.20%	0.10%	0.02%
Covered Call & Equity Income	0.15%	0.15%	0.15%	0.10%	0.02%
Dividend Income	0.20%	N/A	0.20%	0.10%	0.02%
Investors	0.20%	N/A	0.20%	0.10%	0.02%
Sustainable Equity	N/A	N/A	0.20%	0.10%	N/A
Mid Cap	0.40%	N/A	0.20%	0.10%	0.02%
Small Cap	0.20%	N/A	0.20%	0.10%	0.02%
International Stock	0.30%	N/A	0.30%	N/A	N/A

Expenses that are not included under this fee agreement are paid directly by the Funds. See “Other Expenses”.

Shareholder Service and Distribution Plans (Rule 12b-1): The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A and C shares): Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A and C shares of each of the Funds. Under the terms of these plans, each fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the Funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

Distribution Fees (Class C shares only). A distribution plan has been adopted pursuant to Rule 12b-1 under 1940 Act for Class C shares of each of the Funds. Under the terms of each plan, each Fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

				Total Shareholder Servicing and
	Shareholder Servicing Fee		Distribution Fee	Distribution Fees (Rule 12b-1)
Fund	Class A	Class C	Class C	Class A	Class C
Conservative Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Moderate Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Aggressive Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Diversified Income	0.25%	0.25%	0.75%	0.25%	1.00%
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	N/A	N/A	0.25%	N/A
Covered Call & Equity Income	0.25%	0.25%	0.75%	0.25%	1.00%
Dividend Income	0.25%	N/A	N/A	0.25%	N/A
Investors	0.25%	N/A	N/A	0.25%	N/A
Sustainable Equity	N/A	N/A	N/A	N/A	N/A
Mid Cap	0.25%	N/A	N/A	0.25%	N/A
Small Cap	0.25%	N/A	N/A	0.25%	N/A
International Stock	0.25%	N/A	N/A	0.25%	N/A

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained by MFD for the year ended October 31, 2024, were as follows:

	Amount Collected		Amount Retained
Fund	Class A	Class C	Class A	Class C
Conservative Allocation	$9,724	$40	$1,304	$40
Moderate Allocation	33,552	132	4,270	132
Aggressive Allocation	37,161	0	4,611	0
Diversified Income	27,444	435	3,565	435
Core Bond	3,527	n/a	451	n/a
Covered Call & Equity Income	116,385	2,496	13,549	2,496
Dividend Income	9,673	n/a	1,267	n/a
Investors	44,555	n/a	5,931	n/a
Mid Cap	333,463	n/a	38,817	n/a
Small Cap	2,560	n/a	288	n/a
International Stock	3,807	n/a	482	n/a

Other Expenses: The Funds are responsible for paying: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, if any, (iii) acquired fund fees, if any, (iv) any extraordinary or nonrecurring expenses (such as overdraft fees or expenses relating to any temporary line of credit the Funds maintain for emergency or extraordinary purposes), and (v) Independent Trustee compensation, including Lead Independent Trustee compensation.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated by the Funds.

6. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, Tax-Free Virginia, Tax-Free National, Core Bond and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Investors, Sustainable Equity, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

7. SECURITIES TRANSACTIONS

For the year ended October 31, 2024, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	$21,681,284	$25,997,175
Moderate Allocation	—	—	46,464,626	55,813,059
Aggressive Allocation	—	—	29,178,525	33,602,048
Diversified Income	—	—	11,670,335	26,890,492
Tax-Free Virginia	—	—	1,940,743	2,327,244
Tax-Free National	—	—	2,271,923	2,370,124
High Quality Bond	20,309,251	15,409,458	4,838,517	3,910,910
Core Bond	37,617,833	18,353,852	17,530,362	24,922,333
Covered Call & Equity Income	—	—	270,878,479	277,512,625
Dividend Income	—	—	45,981,332	122,302,636
Investors	—	—	62,878,969	70,512,809
Sustainable Equity	—	—	3,105,072	3,688,498
Mid Cap	—	—	963,131,562	202,422,260
Small Cap	—	—	65,511,143	98,513,375
International Stock	—	—	2,474,517	4,191,781

8. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

9. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, US government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

During the year ended October 31, 2024, the Funds did not enter into any futures contracts.

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give The Core Bond Fund and Covered Call & Equity Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Funds intend to purchase. However, the Funds become obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

During the year ended October 31, 2024, the Funds did not enter into any options on futures contracts.

10. FOREIGN SECURITIES

Each Fund, other than the Tax-Free Virginia and Tax-Free National Funds, may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the US or whose principal operations are outside the US, or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the US; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. SECURITIES LENDING

The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or US government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of October 31, 2024, the aggregate fair value of securities on loan for the Trust was $55,892,456. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in US treasuries or other US government securities. See below for fair value on loan and collateral breakout for each fund and each respective Fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$2,582,109	$2,651,855	$—
Moderate Allocation	5,171,249	5,311,220	—
Aggressive Allocation	4,115,778	4,230,319	—
Diversified Income	1,482,579	1,518,125	—
High Quality Bond	2,268,742	2,317,770	—
Core Bond	1,090,904	1,115,975	—
Mid Cap	38,759,351	40,191,635	—
International Stock	421,744	434,429	—

*	Collateral Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2024
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Conservative Allocation
Common Stocks	$2,651,855	$—	$—	$—	$2,651,855
Total Borrowings	$2,651,855	$—	$—	$—	$2,651,855
Gross amount of recognized liabilities for securities lending transactions					$2,651,855
Moderate Allocation
Common Stocks	$5,311,220	$—	$—	$—	$5,311,220
Total Borrowings	$5,311,220	$—	$—	$—	$5,311,220
Gross amount of recognized liabilities for securities lending transactions					$5,311,220
Aggressive Allocation
Common Stocks	$4,230,319	$—	$—	$—	$4,230,319
Total Borrowings	$4,230,319	$—	$—	$—	$4,230,319
Gross amount of recognized liabilities for securities lending transactions					4,230,319
Diversified Income
Common Stocks	$1,518,125	$—	$—	$—	$1,518,125
Total Borrowings	$1,518,125	$—	$—	$—	$1,518,125
Gross amount of recognized liabilities for securities lending transactions					$1,518,125
High Quality Bond
Common Stocks	$2,317,770	$—	$—	$—	$2,317,770
Total Borrowings	$2,317,770	$—	$—	$—	$2,317,770
Gross amount of recognized liabilities for securities lending transactions					$2,317,770
Core Bond
Common Stocks	$1,115,975	$—	$—	$—	$1,115,975
Total Borrowings	$1,115,975	$—	$—	$—	$1,115,975
Gross amount of recognized liabilities for securities lending transactions					$1,115,975
Mid Cap
Common Stocks	$40,191,635	$—	$—	$—	$40,191,635
Total Borrowings	$40,191,635	$—	$—	$—	$40,191,635
Gross amount of recognized liabilities for securities lending transactions					$40,191,635
Small Cap
Common Stocks	$434,429	$—	$—	$—	$434,429
Total Borrowings	$434,429	$—	$—	$—	$434,429
Gross amount of recognized liabilities for securities lending transactions					$434,429

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

12. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of October 31, 2024. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2021 through October 31, 2024.

The tax character of distributions paid during the years ended October 31, 2024 and 2023 were as follows:

	Tax Exempt Income		Ordinary Income		Long- Term Capital Gain
Fund	2024	2023	2024	2023	2024	2023
Conservative Allocation	$—	$—	$1,074,392	$935,521	$—	$—
Moderate Allocation	—	—	2,016,050	1,339,254	—	—
Aggressive Allocation	—	—	1,011,225	630,069	—	—
Diversified Income	—	—	8,486,392	3,054,490	16,630,770	9,535,841
Tax-Free Virginia	338,816	325,626	—	—	—	—
Tax-Free National	382,340	359,602	—	—	—	124,906
High Quality Bond	—	—	1,686,887	1,379,348	—	—
Core Bond	—	—	6,762,252	5,748,997	—	—
Covered Call & Equity Income	—	—	19,804,162	13,288,982	—	—
Dividend Income	—	—	3,452,332	5,914,058	7,215,772	20,310,587
Investors	—	—	3,348,138	837,113	25,450,814	18,181,319
Sustainable Equity	—	—	87,896	53,311	—	—
Mid Cap	—	—	3,892,595	—	9,366,219	13,295,402
Small Cap	—	—	—	—	522,295	9,250,241
International Stock	—	—	40,656	36,488	—	—

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Fund	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain

Conservative Allocation	$—	$179,262	$—
Moderate Allocation	—	1,520,536	1,133,966
Aggressive Allocation	—	704,249	1,176,201
Diversified Income*	—	57,103	1,096,419
Tax-Free Virginia*	2,572	—	—
Tax-Free National*	5,214	—	—
High Quality Bond	—	163,969	—
Core Bond*	—	343,202	—
Covered Call & Equity Income	—	6,506,913	—
Dividend Income	—	316,804	14,616,925
Investors	—	866,172	21,601,068
Sustainable Equity	—	48,216	—
Mid Cap	—	3,490,221	93,542,829
Small Cap	—	—	16,815,093
International Stock	—	31,472	—

*The difference between the accumulated distributable earning on the Statement of Asset and Liability and the components of distributable earnings on a tax basis is due to Other temporary differences not included on this table.

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2024, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$2,271,405	$—
Tax-Free Virginia	62,710	62,644
Tax-Free National	—	45,625
High Quality Bond	339,111	4,779,280
Core Bond	580,526	12,131,712
Dividend Income	118,226	—
Sustainable Equity	313,328	416,325
International Stock	—	864,373

The loss carryovers for Core Bond Fund and Dividend Income Fund include losses from prior-year mergers. The utilization of these inherited losses are subject to an annual limitation. For the year-ended October 31, 2024, capital losses utilized for each Fund were as follows:

Fund	Amount Utilized
Conservative Allocation	$643,956
Moderate Allocation	1,864,459
Aggressive Allocation	737,367
Core Bond	220,139
Dividend Income	486,573
Sustainable Equity	53,796
International Stock	214,037

Amount deferred is as follows:

Fund	Amount Deferred
Small Cap	$75,380

At October 31, 2024, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$1,833,977	$(2,142,947)	$(308,970)
Moderate Allocation	8,831,726	(2,687,587)	6,144,139
Aggressive Allocation	7,354,458	(814,647)	6,539,811
Diversified Income	4,608,021	(1,313,504)	3,294,517
Tax-Free Virginia	37,354	(622,992)	(585,638)
Tax-Free National	82,652	(443,461)	(360,809)
High Quality Bond	159,370	(1,723,653)	(1,564,283)
Core Bond	805,529	(12,181,906)	(11,376,377)
Covered Call & Equity Income	5,135,612	(24,130,486)	(18,994,874)
Dividend Income	39,383,090	(2,160,389)	37,222,701
Investors	195,275,107	(5,182,828)	190,092,279
Sustainable Equity	2,573,438	(140,235)	2,433,203
Mid Cap	503,034,322	(43,048,385)	459,985,937
Small Cap	58,661,154	(6,126,126)	52,535,028
International Stock	1,938,646	(1,967,675)	(29,029)

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

Reclassification Adjustments. Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds.

Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, return of capital and other distributions from real estate investment trusts and non-REIT, securities adjustments related to Treasury Inflation Protected securities (TIPS), distribution re-designations from investments in other regulated investment companies and unusable capital carry loss carryforwards.

To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among paid-in capital in excess of par value, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency translations. Accordingly, at October 31, 2024, reclassifications were recorded as follows:

		Undistributed	Accumulated
		Net Investment	Net Realized
Fund	Paid-in Capital	Income (Loss)	Gain (Loss)
Conservative Allocation	$4,993	$24,708	$(29,701)
Moderate Allocation	—	76,305	(76,305)
Aggressive Allocation	—	51,678	(51,678)
Diversified Income	205,525	367,950	(573,475)
Tax-Free Virginia	—	(1,258)	1,258
Core Bond Fund	—	(178,823)	178,823
Covered Call & Equity Income	—	14,700,458	(14,700,458)
Mid Cap	—	(332,084)	332,084
Small Cap	(495,875)	445,869	50,006
International Stock	—	(4,374)	4,374

13. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the US dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Investing in foreign securities involves certain risks not necessarily found in US markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the Fund’s futures positions and portfolio positions may be difficult to achieve.

Madison Funds | October 31, 2024

Notes to the Financial Statements - continued

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks”. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

14. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Issuers”). A summary of the transactions with each Affiliated Underlying Fund during the year ended October 31, 2024 follows:

	Beginning				Change in
	value			Realized	Unrealized
	as of	Gross	Gross	Gain	Appreciation	Value at			Distributions
Fund/Underlying Fund	10/31/2023	Additions	Sales	(Loss)	(depreciation)	10/31/2024	Shares	Dividend Income	Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class R6	$12,818,364	$3,025,000	$–	$–	$904,317	$16,747,681	1,877,543	$544,792	$–
Madison Dividend Income Fund Class R6	465,139	–	(479,371)	(11,486)	25,718	–	–	1,643	8,818
Madison Investors Fund Class R6	3,880,477	704,586	(2,302,788)	123,512	616,217	3,022,004	98,920	24,200	300,202
Totals	$17,163,980	$3,729,586	$(2,782,159)	$112,026	$1,546,252	$19,769,685		$570,635	$309,020

Moderate Allocation Fund
Madison Core Bond Fund Class R6	$17,141,675	$5,038,949	$–	$–	$1,172,488	$23,353,112	2,618,062	$746,258	$–
Madison Dividend Income Fund Class R6	1,407,817	–	(1,455,344)	(101,808)	149,335	–	–	6,813	36,567
Madison Investors Fund Class R6	11,874,011	2,801,830	(5,528,942)	348,556	2,092,799	11,588,254	379,321	74,737	927,093
Totals	$30,423,503	$7,840,779	$(6,984,286)	$246,748	$3,414,622	$34,941,366		$827,808	$963,660

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	$4,342,449	$2,467,500	$–	$–	$291,284	$7,101,233	796,102	$209,521	$–
Madison Dividend Income Fund Class R6	1,012,479	–	(1,049,243)	23,229	13,535	–	–	5,685	30,516
Madison Investors Fund Class R6	8,252,922	1,953,496	(3,202,634)	220,747	1,480,580	8,705,111	284,946	50,616	627,880
Totals	$13,607,850	$4,420,996	$(4,251,877)	$243,976	$1,785,399	$15,806,344		$265,822	$658,396

Madison Funds | October 31, 2024

Notes to the Financial Statements - concluded

	Beginning				Change in
	value			Realized	Unrealized
	as of	Gross	Gross	Gain	Appreciation	Value at			Distributions
Fund/Underlying Fund	10/31/2023	Additions	Sales	(Loss)	(depreciation)	10/31/2024	Shares	Dividend Income	Received[1]
Diversified Income Fund
Madison Aggregate Bond ETF	$21,300,950	$1,532,563	$–	$–	$1,070,217	$23,903,730	1,175,000	$1,118,334	$–
Madison Covered Call ETF	35,705,862	-	(4,662,599)	(135,514)	(10,525)	30,897,224	1,595,000	4,567,746	367,775
Madison Dividend Value ETF	27,304,650	-	(8,004,375)	36,375	4,753,350	24,090,000	1,100,000	624,076	–
Madison Short Term Strategic Income ETF	26,909,375	1,548,562	–	–	933,044	29,390,981	1,437,500	1,475,719	–
Totals	$111,220,837	$3,081,125	$(12,666,974)	$(99,139)	$6,746,086	$108,281,935		$7,785,875	$367,775

[1]	Distributions received include distributions from capital gains from the Underlying Funds.

15. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. Effective on or about after market close on February 14, 2025, the Class C shares of the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Diversified Income and Covered Call & Equity Income Funds will be automatically converted into Class A shares of each respective fund.

Effective on or about after market close on February 21, 2025, the Madison Tax-Free Virginia, Sustainable Equity and International Stock Funds will be liquidated.

No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Madison Funds | October 31, 2024

Report of Independent Registered Public Accounting Firm

Report Of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Madison Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Madison Funds (the “Funds”) comprising Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Diversified Income Fund, Madison Tax-Free Virginia Fund, Madison Tax-Free National Fund, Madison High Quality Bond Fund, Madison Core Bond Fund, Madison Covered Call & Equity Income Fund, Madison Dividend Income Fund, Madison Investors Fund, Madison Sustainable Equity Fund, Madison Mid Cap Fund, Madison Small Cap Fund, and Madison International Stock Fund, including the portfolios of investments as of October 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Madison Funds, as of October 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Comprising Madison Funds	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Madison Conservative Allocation Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Moderate Allocation Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Aggressive Allocation Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Diversified Income Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Tax-Free Virginia Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Tax-Free National Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison High Quality Bond Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Core Bond Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Covered Call & Equity Income Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Dividend Income Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Investors Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Sustainable Equity Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023 and for the period January 3, 2022 (commencement of operations) through October 31, 2022.
Madison Mid Cap Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison Small Cap Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Madison International Stock Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020

Madison Funds | October 31, 2024

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois

December 30, 2024

We have served as the auditor of one or more Madison Funds investment companies since 2009.

Madison Funds | October 31, 2024

Other Information (unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available upon request to shareholders at no cost on the Fund’s website at www.madisonfunds.com, on the SEC’s website at www.sec.gov, or by calling 1-800-767-0300. Form NPORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders on the Funds’ website at www.madisonfunds.com or upon request by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. The proxy voting records for the Funds for the most recent twelve month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

PROXY VOTING RESULTS

At the special meeting of shareholders held November 30, 2023, shareholders of each Fund, except the Madison Covered Call and Equity Income Fund, approved a new investment advisory agreement between Madison and the Trust, on behalf of each Fund, which took effect on December 1, 2023. The voting results are described in the table below.

	Outstanding Shares
Fund	(O/S) Voted	% O/S	% Voted
Conservative Allocation Fund
For:	2,160,396.58	43.695%	74.860%
Against/Withhold:	128,292.67	2.595%	4.445%
Abstain:	215,909.20	4.367%	7.482%
BNV*:	381,302.00	7.712%	13.213%
Moderate Allocation Fund
For:	4,468,254.06	46.922%	84.893%
Against/Withhold:	393,666.91	4.134%	7.479%
Abstain:	101,260.31	1.063%	1.924%
BNV*:	300,201.00	3.152%	5.704%
Aggressive Allocation Fund
For:	2,684,031.09	52.688%	82.138%
Against/Withhold:	193,707.40	3.802%	5.928%
Abstain:	112,660.69	2.212%	3.448%
BNV*:	277,312.00	5.444%	8.486%
Diversified Income Fund
For:	4,506,350.51	43.380%	75.087%
Against/Withhold:	155,401.35	1.496%	2.589%
Abstain:	165,461.23	1.593%	2.757%
BNV*:	1,174,277.00	11.304%	19.566%
Tax-Free Virginia Fund
For:	1,011,770.84	62.272%	87.273%
Against/Withhold:	33,044.56	2.034%	2.850%
Abstain:	20,413.21	1.256%	1.761%
BNV*:	94,083.00	5.791%	8.115%
Tax-Free National Fund
For:	1,060,468.45	59.506%	89.936%
Against/Withhold:	34,187.54	1.918%	2.899%
Abstain:	47,098.32	2.643%	3.994%
BNV*:	37,385.00	2.098%	3.171%
High Quality Bond Fund
For:	3,420,861.44	63.199%	74.571%
Against/Withhold:	13,588.00	0.251%	0.296%
Abstain:	37,131.00	0.686%	0.809%
BNV*:	1,115,782.00	20.614%	24.323%
Core Bond Fund
For:	16,607,522.23	75.968%	84.684%
Against/Withhold:	117,843.75	0.539%	0.601%
Abstain:	32,732.24	0.150%	0.167%
BNV*:	2,853,107.00	13.051%	14.548%
Dividend Income Fund
For:	3,554,050.73	43.911%	69.562%
Against/Withhold:	114,266.12	1.412%	2.236%
Abstain:	161,180.48	1.991%	3.155%
BNV*:	1,279,710.00	15.811%	25.047%

Madison Funds | October 31, 2024

Other Information (unaudited) - continued

	Outstanding Shares
Fund	(O/S) Voted	% O/S	% Voted
Investors Fund
For:	8,598,998.35	63.785%	82.629%
Against/Withhold:	106,200.74	0.788%	1.020%
Abstain:	169,069.73	1.254%	1.625%
BNV*:	1,532,519.00	11.368%	14.726%
Sustainable Equity Fund
For:	943,593.28	99.087%	100.000%
Against/Withhold:	—	0.000%	0.000%
Abstain:	—	0.000%	0.000%
BNV*:	—	0.000%	0.000%
Mid Cap Fund
For:	37,633,780.51	63.855%	78.405%
Against/Withhold:	279,341.54	0.474%	0.582%
Abstain:	519,805.38	0.882%	1.083%
BNV*:	9,566,498.00	16.232%	19.930%
Small Cap Fund
For:	8,966,612.89	48.483%	77.466%
Against/Withhold:	95,275.81	0.515%	0.823%
Abstain:	236,180.63	1.277%	2.040%
BNV*:	2,276,818.00	12.311%	19.670%
International Stock Fund
For:	786,466.68	51.861%	84.098%
Against/Withhold:	50,892.16	3.356%	5.442%
Abstain:	23,168.59	1.528%	2.477%
BNV*:	74,647.00	4.922%	7.982%

At the special meeting of shareholders held January 29, 2024, shareholders of the Madison Covered Call and Equity Income Fund approved a new investment advisory agreement between Madison and the Trust, on behalf of the fund. The voting results are described in the table below.

	Outstanding Shares
Fund	(O/S) Voted	% O/S	% Voted
Covered Call & Equity Income Fund
For:	11,875,871.00	47.477%	68.465%
Against/Withhold:	293,537.05	1.174%	1.692%
Abstain:	554,923.00	2.218%	3.199%
BNV*:	4,621,827.05	18.476%	26.643%

At the special meeting of shareholders held on November 30, 2023, shareholders of the Funds voting as a single group, approved the appointment of Jill Friedow as an Interested Trustee to the Board of Trustees, to serve until her successor shall have been elected and qualified. The voting results are described in the table below.

	Outstanding Shares
Fund	(O/S) Voted	% O/S	% Voted
Madison Funds ("Trust")
For:	132,603,978.24	70.867%	96.671%
Withhold:	4,565,750.62	2.440%	3.329%

*	Broker Non-Votes (“BNV”): For purposes of determining the presence of a quorum for a proposal, abstentions and broker “non-votes” were counted as shares present. Broker “non-votes” occur when a nominee holding shares for a beneficial owner does not vote on a proposal because the nominee does not have discretionary voting powers with respect to that proposal and has not received instructions from the beneficial owner. Abstentions and broker non-votes had the effect of an “against” vote on approval of new advisory agreement since such shares are not voted in favor of this Proposal. Abstentions and broker non-votes had no effect on the vote on approval of election of Jill Friedow as an Interested Trustee.

TAX INFORMATION

Foreign Tax Credits: The Funds expect to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to their shareholders. For the year ended October 31, 2024, the following funds intend to pass through foreign tax credits and have derived gross income from foreign countries amounting to:

Fund	Foreign Tax Credit Pass-Through	Foreign Source Income
International Stock Fund	$21,163	$271,421

Madison Funds | October 31, 2024

Other Information (unaudited) - concluded

Corporate Dividends Received Deduction: For the taxable year ended October 31, 2024, the following percentage of income dividends paid by the fund qualify for the dividends received deduction available to corporations:

Fund	Percentage
Conservative Allocation	8.89%
Moderate Allocation	15.71%
Aggressive Allocation	26.23%
Diversified Income	0.02%
Covered Call & Equity Income	16.90%
Dividend Income	100.00%

Fund	Percentage
Investors	94.85%
Sustainable Equity	100.00%
Mid Cap	50.81%

Qualified Dividend Income: For the taxable year ended October 31, 2024, the funds hereby designate the maximum amount of dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income (“QDI”) eligible for reduced tax rates (the rates range from 5% to 15% depending upon individual’s tax bracket). Complete information regarding each fund’s income distributions paid during the calendar year 2024, including the portion, if any, which qualify as QDI, will be reported in conjunction with Form 1099-DIV.

Fund	Amount
Conservative Allocation	$187,215
Moderate Allocation	629,755
Aggressive Allocation	522,904
Diversified Income	358,185
Covered Call Equity Income	3,685,795
Dividend Income	3,452,332

Fund	Amount
Investors	$3,348,138
Sustainable Equity	87,896
Mid Cap	1,977,913
International Stock Fund	61,820

4460-P1060

Rev.1024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The registrant has had no changes in or disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The registrant had matters submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], though the solicitation of proxies or otherwise. Proxy voting results are included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The registrant discloses remuneration paid to directors, officers, and others as part of the financial statements included in item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no investment advisory contracts for the registrant’s board of directors to approve during the Fund’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant does not normally hold shareholder meetings. There have been no changes to the registrant’s procedures during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

The registrant did not require an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1.

Item 19. Exhibits.

(a)	(1) Code of ethics – See Item 2.

(2) Not applicable.

(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(4) Not applicable.

(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

CERTIFICATIONS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Madison Funds:

In planning and performing our audits of the financial statements of Madison Funds (the “Funds”) comprising the Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Diversified Income Fund, Madison Tax-Free Virginia Fund, Madison Tax-Free National Fund, Madison High Quality Bond Fund, Madison Core Bond Fund, Madison Covered Call & Equity Income Fund, Madison Dividend Income Fund, Madison Investors Fund, Madison Sustainable Equity Fund, Madison Mid Cap Fund, Madison Small Cap Fund, and Madison International Stock Fund as of and for the year ended October 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls for safeguarding securities that we consider to be a material weakness, as defined above, as of October 31, 2024.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Deloitte & Touche LLP

Chicago, Illinois

December 30, 2024

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steve J. Fredricks

Steve J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan

Patrick F. Ryan, Principal Executive Officer

Date: December 30, 2024

/s/ Greg D. Hoppe

Greg D. Hoppe, Principal Financial Officer & Principal Accounting Officer

Date: December 30, 2024